UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05344

WILLIAM BLAIR FUNDS

(Exact name of registrant as specified in charter)

222 WEST ADAMS STREET CHICAGO, IL 60606

(Address of principal executive offices) (Zip code)

Michelle R. Seitz, President, William Blair Funds.

222 West Adams Street

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-236-1600

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Schedule of Investments

Growth Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—26.5%
*	Akamai Technologies, Inc.	330,400	$19,232
*	Cognizant Technology Solutions Corporation	472,000	23,888
*	CommVault Systems, Inc.	106,200	6,898
*	Exar Corporation	58,548	700
*	F5 Networks, Inc.	98,300	10,482
	FactSet Research Systems, Inc.	57,700	6,221
*	Google, Inc.	48,805	54,394
*	Guidewire Software, Inc.	147,000	7,210
*	IPG Photonics Corporation	200,700	14,266
	Mastercard, Inc.	532,000	39,740
*	NeuStar, Inc.	127,577	4,147
*	Pandora Media, Inc.	466,983	14,159
	QUALCOMM, Inc.	303,040	23,898
*	Red Hat, Inc.	255,606	13,542
			238,777
	Industrials—19.5%
	Canadian Pacific Railway, Ltd.†	113,600	17,089
	Equifax, Inc.	268,400	18,259
	Fastenal Co.	528,858	26,083
	Fortune Brands Home & Security, Inc.	150,538	6,335
*	Jacobs Engineering Group, Inc.	323,456	20,539
	Precision Castparts Corporation	85,900	21,712
*	RPX Corporation	386,400	6,291
*	Stericycle, Inc.	249,500	28,348
	TransDigm Group, Inc.	115,980	21,480
*	Trimas Corporation	288,537	9,579
			175,715
	Health Care—15.9%
	Allergan, Inc.	188,800	23,430
	Analogic Corporation	61,400	5,042
*	Catamaran Corporation†	307,009	13,742
	Covidien plc†	229,900	16,934
*	Gilead Sciences, Inc.	463,170	32,820
*	HMS Holdings Corporation	295,662	5,632
*	IDEXX Laboratories, Inc.	3,584	435
*	Medivation, Inc.	100,211	6,451
*	NxStage Medical, Inc.	658,777	8,393
	Perrigo Co. plc	151,800	23,477
*	Team Health Holdings, Inc.	145,497	6,511
			142,867
	Consumer Discretionary—15.4%
*	Amazon.com, Inc.	57,100	19,215
	BorgWarner, Inc.	204,200	12,552
*	Fossil Group, Inc.	78,700	9,177
	Harley-Davidson, Inc.	225,499	15,021
	Lowe’s Cos., Inc.	610,600	29,858
*	Lululemon Athletica, Inc.	124,900	6,569
*	Sally Beauty Holdings, Inc.	330,300	9,050

See accompanying Notes to Portfolio of Investments.

Growth Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Consumer Discretionary—(continued)
	VF Corporation	177,500	$10,984
	Williams-Sonoma, Inc.	210,900	14,054
	Yum! Brands, Inc.	165,800	12,500
			138,980
	Consumer Staples—9.1%
	Church & Dwight Co., Inc.	153,000	10,568
	Costco Wholesale Corporation	269,000	30,042
	Keurig Green Mountain, Inc.	170,000	17,950
	Mead Johnson Nutrition Co.	276,900	23,021
			81,581
	Financials—5.8%
*	Encore Capital Group, Inc.	294,121	13,441
	IntercontinentalExchange Group, Inc.	90,100	17,825
	LPL Financial Holdings, Inc.	206,091	10,828
*	Texas Capital Bancshares, Inc.	154,000	10,001
			52,095
	Energy—4.5%
	Noble Energy, Inc.	152,400	10,826
	Pioneer Natural Resources Co.	38,900	7,280
	Schlumberger, Ltd.†	230,600	22,484
			40,590
	Materials—2.8%
	Airgas, Inc.	115,400	12,291
	Ecolab, Inc.	121,420	13,112
			25,403
	Total Common Stocks—99.5% (cost $664,326)		896,008
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 3/31/14, due 4/1/14, repurchase price $7,205, collateralized by FHLMC, 0.000%, due 7/23/14	$7,205	7,205
	Total Repurchase Agreement—0.8% (cost $7,205)		7,205
	Total Investments—100.3% (cost $671,531)		903,213
	Liabilities, plus cash and other assets—(0.3)%		(2,803)
	Net assets—100.0%		$900,410

*	Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Large Cap Growth Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—29.3%
*	Adobe Systems, Inc.	7,420	$488
*	Akamai Technologies, Inc.	15,350	894
	Apple, Inc.	3,105	1,667
*	Cognizant Technology Solutions Corporation	31,000	1,569
*	Gartner, Inc.	14,450	1,003
*	Google, Inc.	2,245	2,502
	Mastercard, Inc.	23,620	1,764
*	Pandora Media, Inc.	19,420	589
	QUALCOMM, Inc.	19,525	1,540
*	Red Hat, Inc.	21,980	1,164
	Texas Instruments, Inc.	22,700	1,070
			14,250
	Consumer Discretionary—15.1%
*	Amazon.com, Inc.	2,000	673
	BorgWarner, Inc.	16,880	1,037
*	Dollar General Corporation	18,580	1,031
*	O’Reilly Automotive, Inc.	9,680	1,436
*	priceline.com, Inc.	676	806
	Starbucks Corporation	7,030	516
	The Home Depot, Inc.	23,350	1,848
			7,347
	Industrials—14.3%
	Equifax, Inc.	18,240	1,241
	Precision Castparts Corporation	3,570	902
*	Stericycle, Inc.	8,430	958
	TransDigm Group, Inc.	3,510	650
	Union Pacific Corporation	11,870	2,227
	United Technologies Corporation	8,480	991
			6,969
	Health Care—13.1%
	Allergan, Inc.	7,665	951
	Covidien plc†	17,340	1,277
*	Gilead Sciences, Inc.	25,650	1,818
*	IDEXX Laboratories, Inc.	11,680	1,418
	Perrigo Co. plc	5,940	919
			6,383
	Financials—8.2%
*	Affiliated Managers Group, Inc.	6,910	1,383
	Citigroup, Inc.	22,730	1,082
	JPMorgan Chase & Co.	25,190	1,529
			3,994
	Consumer Staples—7.5%
	Colgate-Palmolive Co.	15,970	1,036
	Keurig Green Mountain, Inc.	14,860	1,569

See accompanying Notes to Portfolio of Investments.

Large Cap Growth Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Consumer Staples—(continued)
	Mead Johnson Nutrition Co.	12,500	$1,039
			3,644
	Energy—4.8%
	Noble Energy, Inc.	14,020	996
	Schlumberger, Ltd.†	13,780	1,344
			2,340
	Materials—4.3%
	Monsanto Co.	9,370	1,066
	Praxair, Inc.	7,615	997
			2,063
	Telecommunication Services—2.5%
*	SBA Communications Corporation	13,280	1,208

	Total Common Stocks—99.1% (cost $37,912)		48,198
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 3/31/14, due 4/1/14, repurchase price $1,056, collateralized by FHLMC, 0.000%, due 7/23/14	$1,056	1,056
	Total Repurchase Agreement—2.1% (cost $1,056)		1,056
	Total Investments—101.2% (cost $38,968)		49,254
	Liabilities, plus cash and other assets—(1.2)%		(607)
	Net assets—100.0%		$48,647

*	Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Large Cap Value Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—26.0%
	American International Group, Inc.	1,965	$98
	American Tower Corporation	976	80
	Bank of America Corporation	8,211	141
*	CBRE Group, Inc. Class “A”	2,563	70
	Citigroup, Inc.	2,730	130
	CNA Financial Corporation	947	40
	Discover Financial Services	1,068	62
	JPMorgan Chase & Co.	2,547	155
	Lazard, Ltd. Class “A”†	1,557	73
	Lincoln National Corporation	1,624	82
	Morgan Stanley	2,806	88
	Regions Financial Corporation	6,707	75
	State Street Corporation	1,099	76
	SunTrust Banks, Inc.	1,916	76
	The Allstate Corporation	913	52
	Zions Bancorporation	2,087	65
			1,363
	Energy—14.0%
	Anadarko Petroleum Corporation	545	46
	Apache Corporation	532	44
	Baker Hughes, Inc.	985	64
	Chevron Corporation	1,195	142
	Devon Energy Corporation	913	61
	Diamond Offshore Drilling, Inc.	590	29
	Exxon Mobil Corporation	1,842	180
	Hess Corporation	430	36
	Occidental Petroleum Corporation	824	79
*	Southwestern Energy Co.	1,153	53
			734
	Health Care—12.4%
	Baxter International, Inc.	828	61
*	Boston Scientific Corporation	3,742	51
	Cardinal Health, Inc.	716	50
*	Express Scripts Holding Co.	920	69
	Merck & Co., Inc.	2,265	128
	Pfizer, Inc.	4,046	130
	UnitedHealth Group, Inc.	1,156	95
	Zimmer Holdings, Inc.	701	66
			650
	Information Technology—12.1%
*	Adobe Systems, Inc.	661	43
	Broadcom Corporation Class “A”	2,085	66
	Cisco Systems, Inc.	3,979	89
*	Citrix Systems, Inc.	735	42
	Corning, Inc.	3,401	71
	Hewlett-Packard Co.	2,785	90
	Intel Corporation	1,662	43
	Microsoft Corporation	1,063	44

See accompanying Notes to Portfolio of Investments.

Large Cap Value Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Information Technology—(continued)
	NetApp, Inc.	1,188	$44
	Symantec Corporation	1,684	34
*	VeriFone Systems, Inc.	2,016	68
			634
	Industrials—10.3%
	General Electric Co.	4,653	120
	Kansas City Southern	380	39
*	Navistar International Corporation	1,025	35
	SPX Corporation	640	63
	Textron, Inc.	2,405	94
	The ADT Corporation	1,158	35
	The Boeing Co.	424	53
	The Manitowoc Co., Inc.	1,655	52
	Union Pacific Corporation	272	51
			542
	Consumer Discretionary—6.1%
*	Big Lots, Inc.	830	31
	Brunswick Corporation	1,458	66
*	Burlington Stores, Inc.	1,100	33
	Coach, Inc.	743	37
	General Motors Co.	1,584	55
	Kohl’s Corporation	932	53
*	MGM Resorts International	1,792	46
			321
	Consumer Staples—6.1%
	General Mills, Inc.	1,060	55
	Philip Morris International, Inc.	1,042	85
	The Procter & Gamble Co.	1,184	95
	Walgreen Co.	1,252	83
			318
	Utilities—4.6%
	CMS Energy Corporation	2,538	74
	NextEra Energy, Inc.	948	91
	Wisconsin Energy Corporation	1,618	75
			240
	Materials—3.9%
	Alcoa, Inc.	5,464	70
*	Owens-Illinois, Inc.	2,023	69
	Rockwood Holdings, Inc.	861	64
			203
	Telecommunication Services—3.1%
	AT&T, Inc.	2,002	70
	CenturyLink, Inc.	1,040	34

See accompanying Notes to Portfolio of Investments.

Large Cap Value Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Telecommunication Services—(continued)
*	Sprint Corporation	6,143	$57
			161
	Total Common Stocks—98.6% (cost $4,112)		5,166
	Total Investments—98.6% (cost $4,112)		5,166
	Cash and other assets, less liabilities—1.4%		73
	Net assets—100.0%		$5,239

*	Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Mid Cap Growth Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—26.1%
*	Akamai Technologies, Inc.	145,810	$8,488
	Amphenol Corporation	47,760	4,377
*	ANSYS, Inc.	52,100	4,013
*	CoStar Group, Inc.	35,247	6,582
*	F5 Networks, Inc.	52,900	5,641
	FactSet Research Systems, Inc.	69,150	7,455
*	Gartner, Inc.	184,859	12,837
*	Genpact, Ltd.†	480,062	8,363
*	Guidewire Software, Inc.	158,590	7,779
*	IPG Photonics Corporation	107,630	7,650
*	NeuStar, Inc.	131,720	4,282
*	Pandora Media, Inc.	188,490	5,715
*	Red Hat, Inc.	165,140	8,749
*	SolarWinds, Inc.	164,900	7,030
*	Vantiv, Inc.	242,176	7,318
*	VeriSign, Inc.	68,320	3,683
			109,962
	Consumer Discretionary—17.5%
*	Bed Bath & Beyond, Inc.	110,870	7,628
*	Chipotle Mexican Grill, Inc.	9,960	5,658
	Dick’s Sporting Goods, Inc.	187,849	10,258
*	Dollar General Corporation	172,415	9,566
*	Fossil Group, Inc.	63,230	7,373
	Harley-Davidson, Inc.	139,930	9,321
*	Lululemon Athletica, Inc.	90,290	4,748
*	O’Reilly Automotive, Inc.	78,980	11,720
	Williams-Sonoma, Inc.	112,207	7,477
			73,749
	Industrials—16.8%
	AMETEK, Inc.	121,510	6,256
	Equifax, Inc.	161,580	10,992
	Fastenal Co.	161,309	7,956
	Fortune Brands Home & Security, Inc.	202,530	8,522
	J.B. Hunt Transport Services, Inc.	9,367	674
*	Jacobs Engineering Group, Inc.	120,854	7,674
*	Old Dominion Freight Line, Inc.	175,490	9,957
*	Stericycle, Inc.	84,990	9,657
	TransDigm Group, Inc.	49,550	9,177
			70,865
	Health Care—15.2%
*	BioMarin Pharmaceutical, Inc.	100,682	6,867
*	Catamaran Corporation†	106,250	4,756
	HealthSouth Corporation	132,217	4,751
*	HMS Holdings Corporation	393,721	7,500
*	IDEXX Laboratories, Inc.	84,570	10,267
*	Medivation, Inc.	80,450	5,179
	Perrigo Co. plc	44,520	6,885
*	Salix Pharmaceuticals, Ltd.	40,910	4,239

See accompanying Notes to Portfolio of Investments.

Mid Cap Growth Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Health Care—(continued)
*	Sirona Dental Systems, Inc.	113,640	$8,485
	Techne Corporation	61,590	5,258
			64,187
	Consumer Staples—6.0%
	Church & Dwight Co., Inc.	129,070	8,915
	Keurig Green Mountain, Inc.	72,670	7,673
	Mead Johnson Nutrition Co.	106,880	8,886
			25,474
	Financials—5.7%
*	Affiliated Managers Group, Inc.	46,761	9,355
	LPL Financial Holdings, Inc.	93,051	4,889
*	Portfolio Recovery Associates, Inc.	29,363	1,699
*	Signature Bank	62,850	7,893
			23,836
	Energy—4.4%
*	FMC Technologies, Inc.	99,240	5,189
	Helmerich & Payne, Inc.	29,437	3,166
	Range Resources Corporation	67,320	5,586
*	Whiting Petroleum Corporation	68,030	4,721
			18,662
	Materials—4.2%
	Airgas, Inc.	84,367	8,986
	Cytec Industries, Inc.	90,260	8,810
			17,796
	Telecommunication Services—2.5%
*	SBA Communications Corporation	116,050	10,556
	Total Common Stocks—98.4% (cost $361,371)		415,087
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 3/31/14, due 4/1/14, repurchase price $9,611, collateralized by FHLMC, 0.000%, due 7/23/14	$9,611	9,611
	Total Repurchase Agreement—2.3% (cost $9,611)		9,611
	Total Investments—100.7% (cost $370,982)		424,698
	Liabilities, plus cash and other assets—(0.7)%		(3,083)
	Net assets—100.0%		$421,615

*	Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Mid Cap Value Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—30.7%
	Allied World Assurance Co. Holdings, Ltd.†	460	$47
	American Campus Communities, Inc.	1,430	53
	Ameriprise Financial, Inc.	795	88
	CIT Group, Inc.	1,260	62
	DDR Corporation	2,390	39
	Digital Realty Trust, Inc.	560	30
	East West Bancorp, Inc.	1,625	59
	Essex Property Trust, Inc.	250	43
	Fifth Third Bancorp	3,210	74
*	Forest City Enterprises, Inc.	2,355	45
	General Growth Properties, Inc.	1,995	44
*	Genworth Financial, Inc.	3,788	67
	Hartford Financial Services Group, Inc.	2,515	89
	Host Hotels & Resorts, Inc.	2,660	54
	Marsh & McLennan Cos., Inc.	1,440	71
	Northern Trust Corporation	895	59
	Prologis, Inc.	1,090	44
	Regions Financial Corporation	5,465	61
	SL Green Realty Corporation	685	69
	SunTrust Banks, Inc.	2,095	83
	Taubman Centers, Inc.	525	37
	The Hanover Insurance Group, Inc.	1,030	63
	Validus Holdings, Ltd.†	1,455	55
	Ventas, Inc.	875	53
			1,389
	Industrials—12.5%
	Curtiss-Wright Corporation	915	58
	EMCOR Group, Inc.	1,185	55
*	Esterline Technologies Corporation	300	32
	Generac Holdings, Inc.	635	37
	Hubbell, Inc.	605	73
	Masco Corporation	2,420	54
*	Old Dominion Freight Line, Inc.	970	55
	Pall Corporation	780	70
	Pentair, Ltd.†	920	73
	Towers Watson & Co.	495	57
			564
	Utilities—11.9%
	American Water Works Co., Inc.	1,465	66
	Cleco Corporation	1,135	57
	CMS Energy Corporation	2,275	67
	DTE Energy Co.	900	67
	Northeast Utilities	1,490	68
	Sempra Energy	725	70
	Wisconsin Energy Corporation	1,550	72
	Xcel Energy, Inc.	2,300	70
			537

See accompanying Notes to Portfolio of Investments.

Mid Cap Value Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Consumer Discretionary—10.8%
	Autoliv, Inc.	450	$45
*	Bed Bath & Beyond, Inc.	585	40
*	DISH Network Corporation Class “A”	735	46
	H&R Block, Inc.	1,500	45
	Kohl’s Corporation	1,180	67
	Lennar Corporation	1,170	46
	Macy’s, Inc.	905	54
	Newell Rubbermaid, Inc.	1,620	49
	Starwood Hotels & Resorts Worldwide, Inc.	630	50
	VF Corporation	785	49
			491
	Information Technology—10.8%
*	Akamai Technologies, Inc.	1,465	85
*	Atmel Corporation	6,860	57
*	Cadence Design Systems, Inc.	4,865	76
*	Juniper Networks, Inc.	2,145	55
	Linear Technology Corporation	1,135	55
*	PTC, Inc.	1,740	62
	TE Connectivity, Ltd.†	1,625	98
			488
	Energy—7.5%
*	Antero Resources Corporation	735	46
*	Cameron International Corporation	640	39
	Noble Energy, Inc.	960	68
	Pioneer Natural Resources Co.	393	74
*	Rowan Cos. plc†	1,345	45
*	Whiting Petroleum Corporation	975	68
			340
	Health Care—7.1%
*	CareFusion Corporation	1,615	65
	CIGNA Corporation	1,115	93
*	Mednax, Inc.	545	34
*	Mettler-Toledo International, Inc.	230	54
	Zimmer Holdings, Inc.	790	75
			321
	Materials—4.9%
	Airgas, Inc.	405	43
	Carpenter Technology Corporation	955	63
	FMC Corporation	840	65
	Steel Dynamics, Inc.	2,875	51
			222
	Consumer Staples—3.3%
	ConAgra Foods, Inc.	1,365	42
	Ingredion, Inc.	785	53

See accompanying Notes to Portfolio of Investments.

Mid Cap Value Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value
Common Stocks—(continued)
Consumer Staples—(continued)
The Kroger Co.	1,225	$54
		149
Total Common Stocks—99.5% (cost $3,224)		4,501
Total Investments—99.5% (cost $3,224)		4,501
Cash and other assets, less liabilities—0.5%		23
Net assets—100.0%		$4,524

† = U.S. listed foreign security

*	Non-income producing securities

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Industrials—21.5%
	ABM Industries, Inc.	223,930	$6,437
*	B/E Aerospace, Inc.	112,353	9,751
	Fortune Brands Home & Security, Inc.	259,500	10,920
	Graco, Inc.	72,767	5,438
	Healthcare Services Group, Inc.	343,932	9,994
*	Huron Consulting Group, Inc.	71,037	4,502
*	ICF International, Inc.	309,093	12,305
	Manpowergroup, Inc.	149,650	11,797
*	Old Dominion Freight Line, Inc.	259,371	14,717
	Robert Half International, Inc.	305,200	12,803
*	Stericycle, Inc.	149,470	16,983
	The Corporate Executive Board Co.	125,528	9,318
*	The Middleby Corporation	30,524	8,065
	The Toro Co.	112,200	7,090
	TransDigm Group, Inc.	39,075	7,237
*	Trimas Corporation	246,723	8,191
			155,548
	Health Care—18.9%
*	ABIOMED, Inc.	341,238	8,886
*	Align Technology, Inc.	192,003	9,944
*	BioMarin Pharmaceutical, Inc.	138,400	9,440
*	Brookdale Senior Living, Inc.	276,876	9,278
*	Catamaran Corporation†	238,332	10,668
*	Cyberonics, Inc.	3,914	255
	HealthSouth Corporation	279,057	10,027
*	IDEXX Laboratories, Inc.	74,811	9,082
*	Ligand Pharmaceuticals, Inc.	106,415	7,158
*	Medivation, Inc.	104,152	6,704
*	Mednax, Inc.	142,100	8,807
*	Mettler-Toledo International, Inc.	31,500	7,424
*	Salix Pharmaceuticals, Ltd.	68,200	7,066
*	Sirona Dental Systems, Inc.	166,753	12,451
*	Team Health Holdings, Inc.	219,428	9,819
	Techne Corporation	110,700	9,451
			136,460
	Information Technology—17.5%
*	Akamai Technologies, Inc.	198,300	11,543
*	ANSYS, Inc.	70,400	5,422
	Booz Allen Hamilton Holding Corporation	270,068	5,941
*	CommVault Systems, Inc.	110,000	7,144
*	CoStar Group, Inc.	66,610	12,439
	FactSet Research Systems, Inc.	70,900	7,644
*	Gartner, Inc.	203,600	14,138
*	Guidewire Software, Inc.	130,834	6,417
	j2 Global, Inc.	306,485	15,340
*	NeuStar, Inc.	157,821	5,131
*	Pandora Media, Inc.	257,302	7,801
*	Vantiv, Inc.	367,700	11,112
*	WEX, Inc.	101,900	9,686

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Information Technology—(continued)
*	WNS Holdings, Ltd.—ADR	358,920	$6,461
			126,219
	Consumer Discretionary—14.7%
*	Bally Technologies, Inc.	103,700	6,872
	Dick’s Sporting Goods, Inc.	142,290	7,770
*	Fossil Group, Inc.	99,200	11,568
*	Jarden Corporation	163,750	9,797
*	Krispy Kreme Doughnuts, Inc.	327,500	5,807
*	LifeLock, Inc.	381,200	6,522
	Polaris Industries, Inc.	76,400	10,674
*	Sally Beauty Holdings, Inc.	373,900	10,245
	Six Flags Entertainment Corporation	402,528	16,161
	Tractor Supply Co.	107,900	7,621
	Williams-Sonoma, Inc.	198,300	13,215
			106,252
	Financials—13.2%
*	Affiliated Managers Group, Inc.	73,009	14,606
	CBOE Holdings, Inc.	223,800	12,667
*	Encore Capital Group, Inc.	167,100	7,637
*	First Cash Financial Services, Inc.	156,943	7,919
	First Republic Bank	147,494	7,963
	FirstService Corporation†	163,520	7,769
	Jones Lang LaSalle, Inc.	71,900	8,520
	LPL Financial Holdings, Inc.	164,055	8,619
*	Portfolio Recovery Associates, Inc.	161,004	9,316
*	Signature Bank	83,200	10,449
			95,465
	Energy—4.7%
	Core Laboratories N.V.†	35,700	7,084
	Frank’s International N.V.†	225,387	5,585
*	Gulfport Energy Corporation	93,700	6,670
	Helmerich & Payne, Inc.	49,432	5,317
*	Oasis Petroleum, Inc.	104,110	4,344
	Oceaneering International, Inc.	73,400	5,275
			34,275
	Materials—4.5%
	Celanese Corporation Series “A”	174,400	9,681
	Cytec Industries, Inc.	134,769	13,155
	Rockwood Holdings, Inc.	129,400	9,627
			32,463
	Telecommunication Services—1.7%
*	SBA Communications Corporation	132,900	12,089
	Consumer Staples—0.8%
	Nu Skin Enterprises, Inc.	68,100	5,642

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Common Stocks—(continued)
Total Common Stocks—97.5% (cost $569,629)		704,413
Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 3/31/14, due 4/1/14, repurchase price $20,289, collateralized by FHLMC, 0.000%, due 7/23/14	$20,289	$20,289
Total Repurchase Agreement—2.8% (cost $20,289)		20,289
Total Investments—100.3% (cost $589,918)		724,702
Liabilities, plus cash and other assets—(0.3)%		(2,477)
Net assets—100.0%		$722,225

ADR = American Depository Receipt

* Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—32.4%
	Acadia Realty Trust	740	$20
	Allied World Assurance Co. Holdings, Ltd.†	229	24
	American Assets Trust, Inc.	800	27
	American Campus Communities, Inc.	720	27
	BancorpSouth, Inc.	1,212	30
	Bank of the Ozarks, Inc.	335	23
	Boston Private Financial Holdings, Inc.	2,075	28
	CIT Group, Inc.	471	23
	CNO Financial Group, Inc.	1,690	31
	Digital Realty Trust, Inc.	280	15
*	Eagle Bancorp, Inc.	455	16
	East West Bancorp, Inc.	650	24
	EastGroup Properties, Inc.	405	25
	EPR Properties	267	14
	Essex Property Trust, Inc.	153	26
*	Forest City Enterprises, Inc.	1,130	22
*	Forestar Group, Inc.	855	15
*	Genworth Financial, Inc.	2,498	44
	Glacier Bancorp, Inc.	1,080	31
	Glimcher Realty Trust	1,425	14
	Hartford Financial Services Group, Inc.	1,050	37
	Highwoods Properties, Inc.	525	20
	Home BancShares, Inc.	842	29
	Iberiabank Corporation	330	23
	LaSalle Hotel Properties	705	22
	PacWest Bancorp	722	31
	Pebblebrook Hotel Trust	708	24
	Prosperity Bancshares, Inc.	454	30
	Radian Group, Inc.	1,725	26
	Selective Insurance Group, Inc.	935	22
	SL Green Realty Corporation	305	31
	Taubman Centers, Inc.	330	23
*	Texas Capital Bancshares, Inc.	415	27
	The Hanover Insurance Group, Inc.	430	26
	Validus Holdings, Ltd.†	785	30
*	Western Alliance Bancorp	835	21
	WSFS Financial Corporation	320	23
			924
	Industrials—16.5%
	Actuant Corporation	652	22
	Barnes Group, Inc.	810	31
	CIRCOR International, Inc.	480	35
	Curtiss-Wright Corporation	565	36
	EMCOR Group, Inc.	765	36
*	Esterline Technologies Corporation	196	21
*	FTI Consulting, Inc.	373	12
	G&K Services, Inc.	515	31
	Generac Holdings, Inc.	350	21
	Hubbell, Inc.	269	32
	Interface, Inc.	1,296	27
	Masco Corporation	1,215	27

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Industrials—(continued)
*	Moog, Inc.	455	$30
*	Old Dominion Freight Line, Inc.	420	24
	Pall Corporation	330	30
	Simpson Manufacturing Co., Inc.	830	29
	Towers Watson & Co.	229	26
			470
	Consumer Discretionary—11.4%
	Autoliv, Inc.	280	28
	Dana Holding Corporation	825	19
	Ethan Allen Interiors, Inc.	584	15
*	Genesco, Inc.	290	22
	H&R Block, Inc.	960	29
*	Krispy Kreme Doughnuts, Inc.	1,425	25
	Lennar Corporation	785	31
*	Life Time Fitness, Inc.	620	30
	Meredith Corporation	490	23
	Newell Rubbermaid, Inc.	925	28
	Pier 1 Imports, Inc.	930	18
	The Children’s Place Retail Stores, Inc.	390	19
*	The PEP Boys-Manny, Moe & Jack	1,300	16
	Vail Resorts, Inc.	295	21
			324
	Information Technology—8.6%
*	Acxiom Corporation	1,035	36
	ADTRAN, Inc.	953	23
*	Atmel Corporation	4,378	37
	Belden, Inc.	433	30
*	Cadence Design Systems, Inc.	2,630	41
	EVERTEC, Inc.†	1,102	27
	Intersil Corporation	1,701	22
*	PTC, Inc.	860	30
			246
	Utilities—8.1%
	ALLETE, Inc.	580	30
	American Water Works Co., Inc.	880	40
	Cleco Corporation	687	35
	CMS Energy Corporation	1,355	40
	PNM Resources, Inc.	1,053	28
	Portland General Electric Co.	904	29
	Southwest Gas Corporation	555	30
			232
	Energy—7.3%
*	Antero Resources Corporation	449	28
*	Bonanza Creek Energy, Inc.	310	14
*	C&J Energy Services, Inc.	898	26
	Gulfmark Offshore, Inc.	269	12
*	Gulfport Energy Corporation	212	15

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Energy—(continued)
*	Helix Energy Solutions Group, Inc.	1,115	$26
*	Rosetta Resources, Inc.	350	16
*	Rowan Cos. plc†	685	23
*	TETRA Technologies, Inc.	1,740	22
*	Whiting Petroleum Corporation	355	25
			207
	Materials—7.1%
	Airgas, Inc.	170	18
	Carpenter Technology Corporation	315	21
	FMC Corporation	375	29
	Minerals Technologies, Inc.	450	29
	PolyOne Corporation	995	36
*	RTI International Metals, Inc.	600	17
	Sensient Technologies Corporation	365	21
	Silgan Holdings, Inc.	284	14
	Steel Dynamics, Inc.	1,075	19
			204
	Health Care—6.0%
*	CareFusion Corporation	730	29
	CONMED Corporation	370	16
*	Greatbatch, Inc.	460	21
	HealthSouth Corporation	680	25
*	Magellan Health Services, Inc.	255	15
*	Mednax, Inc.	625	39
*	Mettler-Toledo International, Inc.	115	27
			172
	Consumer Staples—2.3%
*	Darling International, Inc.	935	19
	Ingredion, Inc.	405	27
	J&J Snack Foods Corporation	207	20
			66
	Total Common Stocks—99.7% (cost $2,158)		2,845
	Total Investments—99.7% (cost $2,158)		2,845
	Cash and other assets, less liabilities—0.3%		9
	Net assets—100.0%		$2,854

† = U.S. listed foreign security

*	Non-income producing securities

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Health Care—21.7%
*	ABIOMED, Inc.	195,350	$5,087
*	Addus HomeCare Corporation	271,540	6,259
*	Air Methods Corporation	202,886	10,840
*	Akorn, Inc.	256,420	5,641
	Analogic Corporation	100,420	8,246
*	Cyberonics, Inc.	115,280	7,522
*	ExamWorks Group, Inc.	278,151	9,738
*	Globus Medical, Inc.	363,760	9,672
	HealthSouth Corporation	232,855	8,367
*	Healthways, Inc.	419,682	7,193
*	Ligand Pharmaceuticals, Inc.	154,730	10,407
*	Nanosphere, Inc.	3,330,018	7,160
*	NxStage Medical, Inc.	793,692	10,112
*	Quidel Corporation	214,569	5,858
*	Spectranetics Corporation	303,047	9,185
	Trinity Biotech plc—ADR	389,604	9,440
			130,727
	Information Technology—20.7%
*	Audience, Inc.	293,185	3,665
*	Callidus Software, Inc.	587,400	7,354
*	CoStar Group, Inc.	12,368	2,310
*	Exar Corporation	954,613	11,408
*	Inphi Corporation	520,637	8,377
*	Inuvo, Inc.	1,199,756	912
*	IPG Photonics Corporation	85,307	6,064
	j2 Global, Inc.	228,887	11,456
*	Liquidity Services, Inc.	292,517	7,620
*	MaxLinear, Inc.	890,700	8,444
*	Monolithic Power Systems, Inc.	176,760	6,853
*	NeuStar, Inc.	85,436	2,777
*	OSI Systems, Inc.	95,061	5,690
*	ServiceSource International, Inc.	978,570	8,259
*	Silicon Laboratories, Inc.	146,270	7,643
*	Tangoe, Inc.	436,333	8,111
*	Ultimate Software Group, Inc.	24,412	3,344
*	WEX, Inc.	77,621	7,378
*	WNS Holdings, Ltd.—ADR	392,605	7,067
			124,732
	Industrials—20.6%
	ABM Industries, Inc.	216,460	6,221
	Acacia Research Corporation	389,580	5,953
*	Ameresco, Inc.	335,783	2,539
*	Astronics Corporation	146,577	9,294
	Barrett Business Services, Inc.	137,795	8,208
*	CAI International, Inc.	402,796	9,937
*	Enphase Energy, Inc.	1,121,204	8,252
*	Franklin Covey Co.	664,415	13,135
*	Furmanite Corporation	116,708	1,146
	Healthcare Services Group, Inc.	263,958	7,671

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Industrials—(continued)
*	Hudson Technologies, Inc.	1,488,524	$4,168
*	ICF International, Inc.	244,664	9,740
*	Old Dominion Freight Line, Inc.	84,280	4,782
*	On Assignment, Inc.	137,155	5,293
*	RPX Corporation	518,490	8,441
*	Sparton Corporation	96,830	2,835
*	Trimas Corporation	231,165	7,675
	US Ecology, Inc.	239,725	8,899
			124,189
	Consumer Discretionary—13.7%
*	Bally Technologies, Inc.	139,360	9,236
*	Dorman Products, Inc.	92,551	5,466
	Einstein Noah Restaurant Group, Inc.	528,147	8,693
*	Gentherm, Inc.	406,028	14,097
	MDC Partners, Inc.†	238,878	5,451
*	Rentrak Corporation	89,074	5,370
	Six Flags Entertainment Corporation	358,942	14,412
*	Steven Madden, Ltd.	173,940	6,258
*	Tuesday Morning Corporation	458,752	6,491
*	U.S. Auto Parts Network, Inc.	2,152,732	6,587
			82,061
	Financials—11.4%
*	Cowen Group, Inc.	1,738,646	7,668
*	Encore Capital Group, Inc.	244,666	11,181
*	First Cash Financial Services, Inc.	149,342	7,536
	FirstService Corporation†	139,978	6,650
	FXCM, Inc.	750,320	11,082
	GFI Group, Inc.	2,151,585	7,638
	Manning & Napier, Inc.	264,882	4,442
*	Portfolio Recovery Associates, Inc.	102,980	5,959
*	Texas Capital Bancshares, Inc.	101,112	6,566
			68,722
	Materials—5.9%
*	Calgon Carbon Corporation	294,080	6,420
	Cytec Industries, Inc.	53,540	5,226
	HB Fuller Co.	137,560	6,641
*	Horsehead Holding Corporation	374,291	6,295
*	Stillwater Mining Co.	736,306	10,905
			35,487
	Energy—3.9%
*	C&J Energy Services, Inc.	184,190	5,371
*	Carrizo Oil & Gas, Inc.	105,053	5,616
	Gulfmark Offshore, Inc.	92,990	4,179
*	PDC Energy, Inc.	85,738	5,338

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Energy—(continued)
*	Rice Energy, Inc.	111,179	$2,934
			23,438
	Total Common Stocks—97.9% (cost $479,874)		589,356
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 3/31/14, due 4/1/14, repurchase price $4,740, collateralized by FHLB, 0.170%, due 8/1/14	$4,740	4,740
	Total Repurchase Agreement—0.8% (cost $4,740)		4,740
	Total Investments—98.7% (cost $484,614)		594,096
	Cash and other assets, less liabilities—1.3%		7,979
	Net assets—100.0%		$602,075

ADR = American Depository Receipt

*	Non-income producing securities

† = U.S. listed foreign security

If a fund’s portfolio holdings represent ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined in the Investment Company Act of 1940. The Fund had the following transactions during the period ended March 31, 2014 with companies deemed affiliated during the period or at March 31, 2014 (dollar amounts in thousands).

		Share Activity				Period Ended March 31, 2014

									Change in net
									unrealized
		Balance			Balance		Dividend	Net realized	appreciation
	Security Name	12/31/2013	Purchases	Sales	3/31/2014	Value	Income	gain (loss)	(depreciation)
p	Inuvo, Inc.	1,481,955	—	282,199	1,199,756	$912	$—	$(3,959)	$3,294
p	Hudson Technologies, Inc.	1,261,512	278,692	51,680	1,488,524	4,168	—	(94)	(1,253)
p	U.S. Auto Parts Network, Inc.	2,401,604	205,956	454,828	2,152,732	6,587	—	(1,876)	3,487
						$11,667	$—	$(5,929)	$5,528

p	Affiliated company at March 31, 2014. The Fund’s total value in companies deemed to be affiliated at March 31, 2014 was $11,667 (in thousands).

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—34.8%
	Acadia Realty Trust	249,940	$6,593
	American Assets Trust, Inc.	201,230	6,789
	American Campus Communities, Inc.	145,230	5,424
	BancorpSouth, Inc.	269,500	6,727
	Bank of the Ozarks, Inc.	90,135	6,135
	Boston Private Financial Holdings, Inc.	601,228	8,135
	CNO Financial Group, Inc.	503,670	9,116
	CoBiz Financial, Inc.	557,470	6,422
*	Eagle Bancorp, Inc.	193,480	6,985
	East West Bancorp, Inc.	206,220	7,527
	EastGroup Properties, Inc.	100,315	6,311
	Education Realty Trust, Inc.	588,910	5,813
	EPR Properties	81,250	4,338
*	Forest City Enterprises, Inc.	240,355	4,591
*	Forestar Group, Inc.	187,855	3,344
	FXCM, Inc.	277,028	4,092
	Glacier Bancorp, Inc.	294,255	8,554
	Glimcher Realty Trust	433,700	4,350
	Highwoods Properties, Inc.	106,605	4,095
	Home BancShares, Inc.	212,805	7,325
	Iberiabank Corporation	90,035	6,316
	LaSalle Hotel Properties	164,095	5,138
	PacWest Bancorp	184,038	7,915
	Pebblebrook Hotel Trust	232,969	7,867
	Prosperity Bancshares, Inc.	85,340	5,645
	Radian Group, Inc.	453,960	6,823
*	Safeguard Scientifics, Inc.	285,671	6,336
	Selective Insurance Group, Inc.	243,250	5,673
*	Texas Capital Bancshares, Inc.	105,405	6,845
	The Hanover Insurance Group, Inc.	117,585	7,224
*	Western Alliance Bancorp	334,980	8,240
	WSFS Financial Corporation	88,435	6,317
			203,005
	Industrials—15.3%
	Actuant Corporation	162,118	5,536
	Barnes Group, Inc.	208,215	8,010
	CIRCOR International, Inc.	111,395	8,169
	Curtiss-Wright Corporation	134,950	8,575
	EMCOR Group, Inc.	184,241	8,621
*	Esterline Technologies Corporation	39,725	4,232
*	FTI Consulting, Inc.	84,382	2,813
	G&K Services, Inc.	114,728	7,018
	Generac Holdings, Inc.	81,750	4,821
	Interface, Inc.	275,609	5,664
	Kadant, Inc.	144,394	5,266
*	Moog, Inc.	136,269	8,927
*	Northwest Pipe Co.	150,320	5,435
	Simpson Manufacturing Co., Inc.	184,160	6,506
			89,593

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Information Technology—10.6%
*	Acxiom Corporation	209,810	$7,217
	ADTRAN, Inc.	236,980	5,785
*	Atmel Corporation	888,060	7,424
	Belden, Inc.	96,220	6,697
*	Cadence Design Systems, Inc.	532,515	8,275
	EVERTEC, Inc.†	223,090	5,510
*	Inphi Corporation	360,096	5,794
	Intersil Corporation	345,160	4,460
*	IntraLinks Holdings, Inc.	397,865	4,070
*	PTC, Inc.	189,850	6,726
			61,958
	Consumer Discretionary—9.7%
	Core-Mark Holding Co., Inc.	61,285	4,449
	Dana Holding Corporation	272,795	6,348
	Ethan Allen Interiors, Inc.	118,230	3,009
*	Genesco, Inc.	81,650	6,089
*	Krispy Kreme Doughnuts, Inc.	320,246	5,678
*	Life Time Fitness, Inc.	138,745	6,674
	Meredith Corporation	114,985	5,339
	Pier 1 Imports, Inc.	265,210	5,007
	The Children’s Place Retail Stores, Inc.	90,630	4,514
*	The PEP Boys-Manny, Moe & Jack	318,510	4,052
	Vail Resorts, Inc.	80,350	5,600
			56,759
	Energy—7.3%
*	Bonanza Creek Energy, Inc.	77,855	3,457
*	C&J Energy Services, Inc.	215,900	6,296
	Exterran Holdings, Inc.	147,825	6,486
	Gulfmark Offshore, Inc.	67,041	3,013
*	Gulfport Energy Corporation	57,935	4,124
*	Helix Energy Solutions Group, Inc.	287,965	6,617
*	Ring Energy, Inc.	156,070	2,382
*	Rosetta Resources, Inc.	84,645	3,943
*	TETRA Technologies, Inc.	470,030	6,016
			42,334
	Utilities—6.2%
	ALLETE, Inc.	142,735	7,482
	Cleco Corporation	155,415	7,861
	PNM Resources, Inc.	267,405	7,228
	Portland General Electric Co.	211,010	6,824
	Southwest Gas Corporation	130,860	6,995
			36,390
	Materials—5.9%
	Minerals Technologies, Inc.	129,860	8,384
	PolyOne Corporation	234,269	8,588
*	RTI International Metals, Inc.	163,300	4,537
	Sensient Technologies Corporation	131,155	7,398

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Materials—(continued)
	Silgan Holdings, Inc.	106,445	$5,271
			34,178
	Health Care—5.3%
	CONMED Corporation	143,735	6,245
*	Greatbatch, Inc.	165,795	7,613
	HealthSouth Corporation	152,120	5,466
*	Magellan Health Services, Inc.	67,475	4,005
*	Mednax, Inc.	127,566	7,906
			31,235
	Consumer Staples—3.1%
*	Darling International, Inc.	280,180	5,609
	J&J Snack Foods Corporation	68,972	6,619
	Spartan Stores, Inc.	245,324	5,694
			17,922
	Total Common Stocks—98.2% (cost $473,522)		573,374
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 3/31/14, due 4/1/14, repurchase price $10,383, collateralized by FHLMC, 0.000%, due 7/23/14	$10,383	10,383
	Total Repurchase Agreement—1.8% (cost $10,383)		10,383
	Total Investments—100.0% (cost $483,905)		583,757
	Liabilities, plus cash and other assets—0.0%		(105)
	Net assets—100.0%		$583,652

*	Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Western Hemisphere—50.5%
	Canada—3.2%
	Alimentation Couche Tard, Inc. Class “B” (Food & staples retailing)	15,820	$1,280
	Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	38,956	1,591
	Suncor Energy, Inc. (Oil, gas & consumable fuels)	58,300	2,036
			4,907
	United States—47.3%
*	Affiliated Managers Group, Inc. (Capital markets)	9,252	1,851
*	Akamai Technologies, Inc. (Internet software & services)	39,078	2,275
	American Express Co. (Consumer finance)	38,309	3,449
	Colgate-Palmolive Co. (Household products)	41,137	2,669
	Costco Wholesale Corporation (Food & staples retailing)	13,335	1,489
	Covidien plc (Health care equipment & supplies)†	37,245	2,743
*	Cyberonics, Inc. (Health care equipment & supplies)	15,585	1,017
*	Discovery Communications, Inc. Class “A” (Media)	14,690	1,215
*	Express Scripts Holding Co. (Health care providers & services)	36,031	2,706
	Fortune Brands Home & Security, Inc. (Building products)	45,724	1,924
*	Gilead Sciences, Inc. (Biotechnology)	39,238	2,780
	Harley-Davidson, Inc. (Automobiles)	41,029	2,733
*	IDEXX Laboratories, Inc. (Health care equipment & supplies)	17,147	2,082
*	Jacobs Engineering Group, Inc. (Construction & engineering)	32,779	2,081
	JPMorgan Chase & Co. (Banks)	51,009	3,097
	Keurig Green Mountain, Inc. (Food products)	21,201	2,239
	Mastercard, Inc. (IT services)	36,425	2,721
*	O’Reilly Automotive, Inc. (Specialty retail)	14,877	2,208
*	Old Dominion Freight Line, Inc. (Road & rail)	22,709	1,288
*	Pandora Media, Inc. (Internet software & services)	28,989	879
*	Portfolio Recovery Associates, Inc. (Consumer finance)	26,151	1,513
	PPG Industries, Inc. (Chemicals)	8,092	1,565
*	priceline.com, Inc. (Internet & catalog retail)	2,333	2,781
	QUALCOMM, Inc. (Communications equipment)	42,123	3,322
*	Red Hat, Inc. (Software)	13,182	698
	Schlumberger, Ltd. (Energy equipment & services)†	32,417	3,161
	Starbucks Corporation (Hotels, restaurants & leisure)	20,822	1,528
	The Boeing Co. (Aerospace & defense)	24,353	3,056
	The Home Depot, Inc. (Specialty retail)	36,130	2,859
	The Toro Co. (Machinery)	18,888	1,193
	Union Pacific Corporation (Road & rail)	18,255	3,426
	VF Corporation (Textiles, apparel & luxury goods)	25,844	1,599
	Williams-Sonoma, Inc. (Specialty retail)	33,814	2,253
			72,400
	Europe, Mid-East—18.1%
	France—6.0%
	BNP Paribas S.A. (Banks)	43,477	3,354
	Cap Gemini S.A. (IT services)	37,347	2,827
	Vinci S.A. (Construction & engineering)	39,561	2,938
			9,119

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—18.1%—(continued)
	Germany—1.9%
	Bayerische Motoren Werke AG (Automobiles)	22,904	$2,891
	Ireland—2.3%
	Accenture plc Class “A” (IT services)†	33,090	2,638
	Paddy Power plc (Hotels, restaurants & leisure)	11,286	894
			3,532
	Israel—1.5%
*	Check Point Software Technologies, Ltd. (Software)†	34,624	2,342
	Spain—1.2%
	Grifols S.A. (Biotechnology)	32,757	1,795
	Sweden—0.9%
	Atlas Copco AB Class “A” (Machinery)	47,996	1,384
	Switzerland—4.3%
	Geberit AG (Building products)	2,660	871
	Partners Group Holding AG (Capital markets)	7,199	2,023
	Roche Holding AG (Pharmaceuticals)	12,592	3,774
			6,668
	United Kingdom—9.2%
	ARM Holdings plc (Semiconductors & semiconductor equipment)	46,871	780
	Ashmore Group plc (Capital markets)	136,076	753
	Babcock International Group plc (Commercial services & supplies)	48,685	1,093
	BG Group plc (Oil, gas & consumable fuels)	79,421	1,480
	Compass Group plc (Hotels, restaurants & leisure)	176,131	2,687
	easyJet plc (Airlines)	102,775	2,939
	Hargreaves Lansdown plc (Capital markets)	29,899	727
	Prudential plc (Insurance)	97,953	2,071
*	Rolls-Royce Holdings plc (Aerospace & defense)	83,909	1,502
			14,032
	Japan—8.2%
	Daikin Industries, Ltd. (Building products)	32,100	1,798
	Denso Corporation (Auto components)	47,400	2,273
	Hoya Corporation (Electronic equipment, instruments & components)	22,400	697
	Keyence Corporation (Electronic equipment, instruments & components)	1,800	743
	MISUMI Group, Inc. (Trading companies & distributors)	30,100	834
	ORIX Corporation (Diversified financial services)	150,100	2,113
	SMC Corporation (Machinery)	5,600	1,477
	Sumitomo Mitsui Financial Group, Inc. (Banks)	60,100	2,567
			12,502
	Emerging Asia—6.1%
	China—0.9%
*	Baidu, Inc.—ADR (Internet software & services)	9,471	1,443

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Emerging Asia—6.1%—(continued)
India—1.4%
Tata Motors, Ltd. (Automobiles)	309,341	$2,064
Indonesia—1.1%
PT Bank Rakyat Indonesia Persero Tbk (Banks)	2,028,200	1,710
Taiwan—2.7%
Eclat Textile Co., Ltd. (Textiles, apparel & luxury goods)	68,000	786
Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	163,952	3,282
		4,068
Emerging Latin America—2.9%
Brazil—1.7%
Cielo S.A. (IT services)	37,300	1,189
Kroton Educacional S.A. (Diversified consumer services)	64,300	1,414
		2,603
Panama—1.2%
Copa Holdings S.A. Class “A” (Airlines)†	12,374	1,796
Asia—0.9%
Hong Kong—0.9%
AIA Group, Ltd. (Insurance)	304,000	1,442
Emerging Europe, Mid-East, Africa—0.5%
South Africa—0.5%
Bidvest Group, Ltd. (Industrial conglomerates)	32,119	850
Total Common Stocks—96.4% (cost $124,620)		147,548
Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 3/31/14, due 4/1/14, repurchase price $9,914, collateralized by FHLMC, 0.000%, due 7/23/14	$9,914	9,914
Total Repurchase Agreement—6.5% (cost $9,914)		9,914
Total Investments—102.9% (cost $134,534)		157,462
Liabilities, plus cash and other assets—(2.9)%		(4,431)
Net assets—100.0%		$153,031

ADR = American Depository Receipt

† = U.S. listed foreign security

*	Non-income producing securities

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

At March 31, 2014, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	20.5%
Consumer Discretionary	20.5%
Financials	19.2%
Information Technology	17.5%
Health Care	11.5%
Consumer Staples	5.2%
Energy	4.5%
Materials	1.1%
Total	100.0%

At March 31, 2014, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

U.S. Dollar	57.9%
Euro	10.0%
British Pound Sterling	9.5%
Japanese Yen	8.5%
Swiss Franc	4.5%
Canadian Dollar	2.2%
Brazilian Real	1.8%
Indian Rupee	1.4%
Indonesian Rupiah	1.2%
All Other Currencies	3.0%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Global Small Cap Growth Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Western Hemisphere—48.6%
	Canada—2.5%
	Linamar Corporation (Auto components)	4,385	$202
	The Jean Coutu Group PJC, Inc. Class “A” (Food & staples retailing)	13,204	261
	Total Energy Services, Inc. (Energy equipment & services)	10,169	178
			641
	United States—46.1%
*	Addus HomeCare Corporation (Health care providers & services)	7,398	171
*	Align Technology, Inc. (Health care equipment & supplies)	4,302	223
*	AMN Healthcare Services, Inc. (Health care providers & services)	12,278	169
*	Astronics Corporation (Aerospace & defense)	4,103	260
*	Bally Technologies, Inc. (Hotels, restaurants & leisure)	2,700	179
	Booz Allen Hamilton Holding Corporation (IT services)	12,033	265
*	C&J Energy Services, Inc. (Energy equipment & services)	7,754	226
*	Cardtronics, Inc. (IT services)	5,144	200
*	Carrizo Oil & Gas, Inc. (Oil, gas & consumable fuels)	4,327	231
	CBOE Holdings, Inc. (Diversified financial services)	4,788	271
*	Cognex Corporation (Electronic equipment, instruments & components)	5,195	176
*	CommVault Systems, Inc. (Software)	4,883	317
*	Cvent, Inc. (Internet software & services)	5,460	197
*	Cyberonics, Inc. (Health care equipment & supplies)	4,265	278
*	Demandware, Inc. (Internet software & services)	3,278	210
*	Diamondback Energy, Inc. (Oil, gas & consumable fuels)	3,181	214
*	Encore Capital Group, Inc. (Consumer finance)	5,685	260
*	Franklin Covey Co. (Professional services)	12,110	239
	FXCM, Inc. Class “A” (Capital markets)	12,653	187
*	Gentherm, Inc. (Auto components)	8,529	296
*	Globus Medical, Inc. Class “A” (Health care equipment & supplies)	9,488	252
	Graco, Inc. (Machinery)	2,295	172
	HealthSouth Corporation (Health care providers & services)	9,811	353
	HEICO Corporation (Aerospace & defense)	4,108	247
	Herman Miller, Inc. (Commercial services & supplies)	6,734	216
*	Hudson Technologies, Inc. (Commercial services & supplies)	56,120	157
*	IPG Photonics Corporation (Electronic equipment, instruments & components)	3,231	230
	j2 Global, Inc. (Internet software & services)	5,376	269
	Jones Lang LaSalle, Inc. (Real estate management & development)	1,283	152
*	Krispy Kreme Doughnuts, Inc. (Hotels, restaurants & leisure)	12,232	217
*	LifeLock, Inc. (Diversified consumer services)	13,464	230
*	Ligand Pharmaceuticals, Inc. Class “B” (Biotechnology)	2,410	162
	Monotype Imaging Holdings, Inc. (Software)	10,567	319
	NIC, Inc. (Internet software & services)	12,158	235
*	Old Dominion Freight Line, Inc. (Road & rail)	4,694	266
*	Portfolio Recovery Associates, Inc. (Consumer finance)	4,794	277
	Rollins, Inc. (Commercial services & supplies)	7,114	215
*	RPX Corporation (Professional services)	11,190	182
*	Sirona Dental Systems, Inc. (Health care equipment & supplies)	3,594	268
	Six Flags Entertainment Corporation (Hotels, restaurants & leisure)	6,287	253
*	Steven Madden, Ltd. (Textiles, apparel & luxury goods)	5,804	209
*	Team Health Holdings, Inc. (Health care providers & services)	6,406	287
	Techne Corporation (Life sciences tools & services)	1,920	164
	Texas Roadhouse, Inc. (Hotels, restaurants & leisure)	8,411	219

See accompanying Notes to Portfolio of Investments.

Global Small Cap Growth Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Western Hemisphere—48.6%—(continued)
	United States—46.1%—(continued)
	The Corporate Executive Board Co. (Professional services)	3,682	$273
*	The Middleby Corporation (Machinery)	621	164
	The Toro Co. (Machinery)	4,816	304
	UniFirst Corporation (Commercial services & supplies)	2,397	264
	US Ecology, Inc. (Commercial services & supplies)	5,727	213
*	Varonis Systems, Inc. (Software)	6,095	218
	Watsco, Inc. (Trading companies & distributors)	1,835	183
*	WEX, Inc. (IT services)	2,749	261
			12,000
	Europe, Mid-East—18.9%
	Belgium—1.0%
	Melexis N.V. (Semiconductors & semiconductor equipment)	6,890	267
	France—1.5%
*	GameLoft SE (Software)	21,021	222
*	Innate Pharma S.A. (Biotechnology)	13,189	163
			385
	Germany—4.1%
	Aurelius AG (Capital markets)	7,301	278
	Bertrandt AG (Professional services)	1,225	188
	CTS Eventim AG (Media)	3,642	243
	Norma Group SE (Machinery)	3,593	190
	Wincor Nixdorf AG (Technology hardware, storage & peripherals)	2,343	168
			1,067
	Ireland—0.8%
	Beazley plc (Insurance)	49,031	216
	Israel—0.9%
	Frutarom Industries, Ltd. (Chemicals)	10,055	242
	Italy—3.0%
	Azimut Holding SpA (Capital markets)	5,815	207
	Brembo SpA (Auto components)	9,432	357
*	Moncler SpA (Textiles, apparel & luxury goods)	12,840	220
			784
	Netherlands—0.7%
	Frank’s International N.V. (Energy equipment & services)†	7,761	192
	Norway—1.6%
	Borregaard ASA (Chemicals)	33,227	223
	Opera Software ASA (Internet software & services)	14,474	189
			412
	Sweden—3.1%
	AddTech AB Class “B” (Trading companies & distributors)	11,071	174

See accompanying Notes to Portfolio of Investments.

Global Small Cap Growth Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—18.9%—(continued)
	Sweden—3.1%—(continued)
	Axis Communications AB (Electronic equipment, instruments & components)	6,371	$218
	Nolato AB Class “B” (Communications equipment)	7,872	198
*	Swedish Orphan Biovitrum AB (Biotechnology)	19,142	210
			800
	Switzerland—2.2%
*	Basilea Pharmaceutica (Biotechnology)	1,593	182
*	Implenia AG (Construction & engineering)	3,065	229
	VZ Holding AG (Capital markets)	881	149
			560
	Emerging Asia—11.6%
	China—1.9%
*	Hollysys Automation Technologies, Ltd. (Electronic equipment, instruments & components)†	16,061	346
	Travelsky Technology, Ltd. Class “H” (IT services)	172,000	153
			499
	India—2.7%
	Amara Raja Batteries, Ltd. (Electrical equipment)	40,477	267
	Mahindra & Mahindra Financial Services, Ltd. (Consumer finance)	55,206	234
	Persistent Systems, Ltd. (IT services)	11,448	201
			702
	Indonesia—1.0%
	PT Ace Hardware Indonesia Tbk (Specialty retail)	4,034,900	266
	Malaysia—0.7%
	Silverlake Axis, Ltd. (Software)	263,000	183
	Philippines—0.9%
*	East West Banking Corporation (Banks)	344,800	220
	South Korea—1.7%
	Halla Visteon Climate Control Corporation (Auto components)	4,290	196
	Hanssem Co., Ltd. (Household durables)	3,850	253
			449
	Taiwan—2.7%
	King Slide Works Co., Ltd. (Machinery)	23,000	313
	Merida Industry Co., Ltd. (Leisure products)	23,000	153
	Yungtay Engineering Co., Ltd. (Machinery)	81,000	233
			699
	United Kingdom—7.4%
	Aveva Group plc (Software)	3,887	136
*	BTG plc (Pharmaceuticals)	17,815	161
	Cineworld Group plc (Media)	32,755	170
	Hays plc (Professional services)	82,952	201

See accompanying Notes to Portfolio of Investments.

Global Small Cap Growth Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
United Kingdom—7.4%—(continued)
Howden Joinery Group plc (Specialty retail)	37,205	$231
M&C Saatchi plc (Media)	42,387	202
Scapa Group plc (Chemicals)	98,244	190
Senior plc (Machinery)	39,304	202
Ted Baker plc (Textiles, apparel & luxury goods)	6,091	218
The Restaurant Group plc (Hotels, restaurants & leisure)	17,366	206
		1,917
Japan—7.0%
Fuji Seal International, Inc. (Containers & packaging)	6,200	211
MISUMI Group, Inc. (Trading companies & distributors)	6,900	191
Nihon M&A Center, Inc. (Professional services)	9,100	244
Nissan Chemical Industries, Ltd. (Chemicals)	13,300	200
Okabe Co., Ltd. (Building products)	14,100	203
Otsuka Corporation (IT services)	1,400	183
Sawai Pharmaceutical Co., Ltd. (Pharmaceuticals)	3,400	208
Start Today Co., Ltd. (Internet & catalog retail)	7,500	192
TS Tech Co., Ltd. (Auto components)	6,500	197
		1,829
Asia—2.2%
Australia—1.4%
DuluxGroup, Ltd. (Chemicals)	37,158	197
FlexiGroup, Ltd. (Consumer finance)	51,436	172
		369
New Zealand—0.8%
Ryman Healthcare, Ltd. (Health care providers & services)	28,473	216
Emerging Europe, Mid-East, Africa—2.1%
Kenya—0.5%
Safaricom, Ltd. (Wireless telecommunication services)	913,900	131
South Africa—1.6%
Coronation Fund Managers, Ltd. (Capital markets)	23,287	219
Famous Brands, Ltd. (Hotels, restaurants & leisure)	20,130	190
		409
Total Common Stocks—97.8% (cost $22,522)		25,455
Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 3/31/14, due 4/1/14, repurchase price $1,056, collateralized by FHLMC, 0.000%, due 7/23/14	$1,056	1,056
Total Repurchase Agreement—4.0% (cost $1,056)		1,056

See accompanying Notes to Portfolio of Investments.

Global Small Cap Growth Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

Value
Total Investments—101.8% (cost $23,578)	26,511
Liabilities, plus cash and other assets—(1.8)%	(478)
Net assets—100.0%	$26,033

*	Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Global Small Cap Growth Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

At March 31, 2014, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	24.3%
Information Technology	20.3%
Consumer Discretionary	20.0%
Health Care	13.6%
Financials	11.2%
Materials	5.0%
Energy	4.1%
Consumer Staples	1.0%
Telecommunication Services	0.5%
Total	100.0%

At March 31, 2014, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

U.S. Dollar	49.3%
Euro	9.8%
British Pound Sterling	8.4%
Japanese Yen	7.2%
Swedish Krona	3.1%
Indian Rupee	2.8%
New Taiwan Dollar	2.7%
Canadian Dollar	2.5%
Swiss Franc	2.2%
South Korean Won	1.8%
Norwegian Krone	1.6%
South African Rand	1.6%
Australian Dollar	1.5%
Indonesian Rupiah	1.0%
All Other Currencies	4.5%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe, Mid-East—39.0%
	Denmark—1.9%
	Coloplast A/S Class “B” (Health care equipment & supplies)	16,457	$1,332
	Finland—2.0%
	Sampo Class “A” (Insurance)	25,761	1,336
	France—10.9%
	BNP Paribas S.A. (Banks)	28,431	2,193
	Cap Gemini S.A. (IT services)	18,257	1,382
	Total S.A. (Oil, gas & consumable fuels)	19,742	1,295
	Valeo S.A. (Auto components)	5,830	821
	Vinci S.A. (Construction & engineering)	22,702	1,686
			7,377
	Germany—5.2%
	Bayerische Motoren Werke AG (Automobiles)	10,137	1,279
	Brenntag AG (Trading companies & distributors)	4,974	923
	ProSiebenSat.1 Media AG (Media)	21,027	962
	Rational AG (Machinery)	1,027	366
			3,530
	Ireland—1.2%
	Smurfit Kappa Group plc (Containers & packaging)	33,017	801
	Israel—1.9%
*	Check Point Software Technologies, Ltd. (Software)†	18,699	1,265
	Italy—2.4%
	Intesa Sanpaolo SpA (Banks)	482,197	1,634
	Netherlands—1.0%
*	NXP Semiconductor N.V. (Semiconductors & semiconductor equipment)†	11,347	667
	Norway—0.5%
	Telenor ASA (Diversified telecommunication services)	14,680	325
	Spain—2.1%
	Amadeus IT Holding S.A. Class “A” (IT services)	23,611	981
	Mapfre S.A. (Insurance)	110,437	465
			1,446
	Switzerland—9.9%
*	Actelion, Ltd. (Biotechnology)	10,201	966
	Cie Financiere Richemont S.A. (Textiles, apparel & luxury goods)	10,220	976
	Geberit AG (Building products)	3,707	1,214
	Partners Group Holding AG (Capital markets)	4,072	1,144
	Roche Holding AG (Pharmaceuticals)	6,275	1,881
	Sika AG (Chemicals)	132	540
			6,721

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—20.9%
	ARM Holdings plc (Semiconductors & semiconductor equipment)	21,692	$361
	Babcock International Group plc (Commercial services & supplies)	45,627	1,025
	Berkeley Group Holdings plc (Household durables)	27,077	1,183
	BG Group plc (Oil, gas & consumable fuels)	37,674	702
	Compass Group plc (Hotels, restaurants & leisure)	116,804	1,782
	IMI plc (Machinery)	29,686	721
	InterContinental Hotels Group plc (Hotels, restaurants & leisure)	34,441	1,106
	Johnson Matthey plc (Chemicals)	20,105	1,096
	Jupiter Fund Management plc (Capital markets)	101,288	677
	Meggitt plc (Aerospace & defense)	70,720	566
	Prudential plc (Insurance)	53,739	1,136
*	Rolls-Royce Holdings plc (Aerospace & defense)	31,082	556
	St James’s Place plc (Insurance)	80,897	1,113
	Tullow Oil plc (Oil, gas & consumable fuels)	53,589	669
	WPP plc (Media)	72,207	1,489
			14,182
	Japan—17.7%
	Astellas Pharma, Inc. (Pharmaceuticals)	94,500	1,121
	Daikin Industries, Ltd. (Building products)	20,700	1,159
	Denso Corporation (Auto components)	26,600	1,275
	Fuji Heavy Industries, Ltd. (Automobiles)	43,259	1,170
	Hoya Corporation (Electronic equipment, instruments & components)	15,400	479
	Keyence Corporation (Electronic equipment, instruments & components)	3,000	1,237
	MISUMI Group, Inc. (Trading companies & distributors)	22,000	610
	ORIX Corporation (Diversified financial services)	84,100	1,184
	Secom Co., Ltd. (Commercial services & supplies)	18,300	1,054
	SMC Corporation (Machinery)	3,900	1,029
	Start Today Co., Ltd. (Internet & catalog retail)	9,400	241
	Sumitomo Mitsui Financial Group, Inc. (Banks)	33,500	1,431
			11,990
	Emerging Asia—7.3%
	China—3.9%
*	Baidu, Inc.—ADR (Internet software & services)	4,270	651
	CIMC Enric Holdings, Ltd. (Machinery)	212,000	299
	SouFun Holdings, Ltd.—ADR (Internet software & services)	6,170	422
	Tencent Holdings, Ltd. (Internet software & services)	17,900	1,245
			2,617
	India—1.7%
	Tata Motors, Ltd.—ADR (Automobiles)	33,133	1,173
	Indonesia—1.7%
	PT Bank Rakyat Indonesia Persero Tbk (Banks)	1,327,300	1,119
	Asia—5.0%
	Australia—2.0%
	CSL, Ltd. (Biotechnology)	20,853	1,345

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Asia—5.0%—(continued)
Hong Kong—3.0%
AIA Group, Ltd. (Insurance)	211,000	$1,001
MGM China Holdings, Ltd. (Hotels, restaurants & leisure)	289,200	1,020
		2,021
Emerging Europe, Mid-East, Africa—3.3%
Kenya—0.7%
Safaricom, Ltd. (Wireless telecommunication services)	3,509,500	504
South Africa—2.6%
Bidvest Group, Ltd. (Industrial conglomerates)	31,817	842
Discovery, Ltd. (Insurance)	113,101	906
		1,748
Canada—3.2%
Alimentation Couche Tard, Inc. Class “B” (Food & staples retailing)	10,493	849
Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	32,694	1,335
		2,184
Emerging Latin America—1.5%
Brazil—1.5%
Cielo S.A. (IT services)	16,400	523
Kroton Educacional S.A. (Diversified consumer services)	22,900	503
		1,026
Total Common Stocks—97.9% (cost $57,558)		66,343
Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 3/31/14, due 4/1/14, repurchase price $1,716, collateralized by FHLMC, 0.000%, due 7/23/14	$1,717	1,717
Total Repurchase Agreement—2.5% (cost $1,717)		1,717
Total Investments—100.4% (cost $59,275)		68,060
Liabilities, plus cash and other assets—(0.4)%		(255)
Net assets—100.0%		$67,805

ADR = American Depository Receipt

*	Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

At March 31, 2014, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Financials	25.1%
Consumer Discretionary	22.6%
Industrials	18.2%
Information Technology	13.9%
Health Care	10.0%
Energy	4.0%
Materials	3.7%
Consumer Staples	1.3%
Telecommunication Services	1.2%
Total	100.0%

At March 31, 2014, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	24.3%
British Pound Sterling	21.4%
Japanese Yen	18.1%
Swiss Franc	10.1%
U.S. Dollar	8.3%
Hong Kong Dollar	5.4%
South African Rand	2.6%
Australian Dollar	2.0%
Danish Krone	2.0%
Indonesian Rupiah	1.7%
Brazilian Real	1.5%
Canadian Dollar	1.3%
All Other Currencies	1.3%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe—35.0%
	Belgium—1.5%
	UCB S.A. (Pharmaceuticals)	15,199	$1,217
	Denmark—2.1%
	Coloplast A/S Class “B” (Health care equipment & supplies)	11,440	926
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	15,112	688
			1,614
	France—8.3%
	BNP Paribas S.A. (Banks)	19,216	1,482
	Cap Gemini S.A. (IT services)	13,165	997
	Havas S.A. (Media)	104,090	779
	L’Oreal S.A. (Personal products)	3,956	652
	Total S.A. (Oil, gas & consumable fuels)	19,659	1,289
	Vinci S.A. (Construction & engineering)	17,122	1,272
			6,471
	Germany—7.0%
	BASF SE (Chemicals)	12,831	1,426
	Bayer AG (Pharmaceuticals)	12,809	1,733
	Bayerische Motoren Werke AG (Automobiles)	9,752	1,231
	Continental AG (Auto components)	4,625	1,108
			5,498
	Ireland—1.2%
	Shire plc (Pharmaceuticals)	19,496	957
	Italy—1.1%
	Intesa Sanpaolo SpA (Banks)	251,154	851
	Netherlands—3.8%
	Koninklijke Philips N.V. (Industrial conglomerates)	25,868	909
*	NXP Semiconductor N.V. (Semiconductors & semiconductor equipment)†	18,363	1,080
	Unilever N.V. (Food products)	24,417	1,003
			2,992
	Spain—1.2%
*	Atresmedia Corporation de Medios de Comunicaion S.A. (Media)	22,687	349
	Inditex S.A. (Specialty retail)	4,162	625
			974
	Sweden—1.4%
	Atlas Copco AB Class “A” (Machinery)	37,834	1,091
	Switzerland—7.4%
	Cie Financiere Richemont S.A. (Textiles, apparel & luxury goods)	11,589	1,106
	Geberit AG (Building products)	2,962	970
	Roche Holding AG (Pharmaceuticals)	6,346	1,902
*	Sonova Holding AG (Health care equipment & supplies)	2,413	353

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe—35.0%—(continued)
	Switzerland—7.4%—(continued)
	Syngenta AG (Chemicals)	3,884	$1,469
			5,800
	United Kingdom—27.7%
	ARM Holdings plc (Semiconductors & semiconductor equipment)	56,350	938
	Babcock International Group plc (Commercial services & supplies)	51,109	1,148
	Compass Group plc (Hotels, restaurants & leisure)	131,907	2,012
	Diageo plc (Beverages)	35,197	1,092
	Experian plc (Professional services)	35,242	635
	HSBC Holdings plc (Banks)	113,168	1,146
	IMI plc (Machinery)	46,166	1,122
	InterContinental Hotels Group plc (Hotels, restaurants & leisure)	25,419	817
*	Lloyds Banking Group plc (Banks)	1,279,789	1,593
	Next plc (Multiline retail)	5,382	592
	Prudential plc (Insurance)	64,661	1,367
	Reckitt Benckiser Group plc (Household products)	8,013	653
	Regus plc (Commercial services & supplies)	262,752	965
	Rio Tinto plc (Metals & mining)	29,122	1,620
*	Rolls-Royce Holdings plc (Aerospace & defense)	50,491	904
	St James’s Place plc (Insurance)	77,012	1,059
	Standard Life plc (Insurance)	176,134	1,109
	Travis Perkins plc (Trading companies & distributors)	33,255	1,045
	Tullow Oil plc (Oil, gas & consumable fuels)	56,321	703
	Wolseley plc (Trading companies & distributors)	20,786	1,182
			21,702
	Japan—19.5%
	Astellas Pharma, Inc. (Pharmaceuticals)	84,000	996
	Daikin Industries, Ltd. (Building products)	19,900	1,115
	Denso Corporation (Auto components)	21,600	1,035
	Fuji Heavy Industries, Ltd. (Automobiles)	22,500	609
	Hoya Corporation (Electronic equipment, instruments & components)	28,500	887
	IT Holdings Corporation (IT services)	37,700	619
	Japan Exchange Group, Inc. (Diversified financial services)	32,300	788
	Keyence Corporation (Electronic equipment, instruments & components)	1,500	619
	Nidec Corporation (Electrical equipment)	13,400	815
	Nihon M&A Center, Inc. (Professional services)	23,100	619
	Nippon Prologis REIT, Inc. (Real estate investment trusts (REITs))	344	694
	ORIX Corporation (Diversified financial services)	70,000	985
	Otsuka Corporation (IT services)	6,700	875
	Rakuten, Inc. (Internet & catalog retail)	38,900	519
	SCSK Corporation (IT services)	18,583	501
	Seino Holdings Co., Ltd. (Road & rail)	76,000	724
	Sumitomo Mitsui Financial Group, Inc. (Banks)	31,700	1,354
	Suruga Bank, Ltd. (Banks)	37,000	652
	Trend Micro, Inc. (Software)	27,700	857
			15,263

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Emerging Asia—8.9%
China—3.0%
China Everbright International, Ltd. (Commercial services & supplies)	352,000	$482
China Oilfield Services, Ltd. Class “H” (Energy equipment & services)	270,000	634
CNOOC, Ltd. (Oil, gas & consumable fuels)	859,000	1,291
		2,407
India—2.6%
HDFC Bank, Ltd.—ADR (Banks)	30,921	1,269
Tata Consultancy Services, Ltd. (IT services)	21,245	761
		2,030
Papua New Guinea—0.7%
Oil Search, Ltd. (Oil, gas & consumable fuels)	69,331	544
Taiwan—2.6%
Delta Electronics, Inc. (Electronic equipment, instruments & components)	75,000	463
Largan Precision Co., Ltd. (Electronic equipment, instruments & components)	16,000	757
MediaTek, Inc. (Semiconductors & semiconductor equipment)	54,000	797
		2,017
Canada—2.2%
Canadian National Railway Co. (Road & rail)†	18,927	1,064
CI Financial Corporation (Capital markets)	21,164	668
		1,732
Asia—1.5%
Hong Kong—1.5%
AIA Group, Ltd. (Insurance)	249,200	1,182
Emerging Latin America—1.4%
Mexico—0.7%
Grupo Lala S.A.B. de C.V. (Food products)	260,300	538
Panama—0.7%
Copa Holdings S.A. Class “A” (Airlines)†	3,938	572
Total Common Stocks—96.2% (cost $61,293)		75,452
Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 3/31/14, due 4/1/14, repurchase price $2,490, collateralized by FHLMC, 0.000%, due 7/23/14	$2,490	2,490
Total Repurchase Agreement—3.2% (cost $2,490)		2,490

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

Value
Total Investments—99.4% (cost $63,783)	$77,942
Cash and other assets, less liabilities—0.6%	459
Net assets—100.0%	$78,401

ADR = American Depository Receipt

* Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

At March 31, 2014, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	22.0%
Financials	21.5%
Consumer Discretionary	14.3%
Information Technology	13.5%
Health Care	11.6%
Materials	6.0%
Energy	5.9%
Consumer Staples	5.2%
Total	100.0%

At March 31, 2014, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

British Pound Sterling	30.0%
Euro	22.4%
Japanese Yen	20.2%
Swiss Franc	7.7%
U.S. Dollar	5.3%
Hong Kong Dollar	4.8%
New Taiwan Dollar	2.7%
Danish Krone	2.1%
Swedish Krona	1.5%
Indian Rupee	1.0%
All Other Currencies	2.3%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe—35.0%
	Belgium—1.6%
	UCB S.A. (Pharmaceuticals)	5,391	$432
	Denmark—2.1%
	Coloplast A/S Class “B” (Health care equipment & supplies)	4,058	328
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	5,358	244
			572
	France—8.2%
	BNP Paribas S.A. (Banks)	6,815	526
	Cap Gemini S.A. (IT services)	4,669	354
	Havas S.A. (Media)	36,917	276
	L’Oreal S.A. (Personal products)	1,403	231
	Total S.A. (Oil, gas & consumable fuels)	6,972	457
	Vinci S.A. (Construction & engineering)	6,073	451
			2,295
	Germany—7.0%
	BASF SE (Chemicals)	4,550	506
	Bayer AG (Pharmaceuticals)	4,543	615
	Bayerische Motoren Werke AG (Automobiles)	3,458	436
	Continental AG (Auto components)	1,641	393
			1,950
	Ireland—1.2%
	Shire plc (Pharmaceuticals)	6,914	340
	Italy—1.1%
	Intesa Sanpaolo SpA (Banks)	89,651	304
	Netherlands—3.8%
	Koninklijke Philips N.V. (Industrial conglomerates)	9,175	322
*	NXP Semiconductor N.V. (Semiconductors & semiconductor equipment)†	6,512	383
	Unilever N.V. (Food products)	8,660	356
			1,061
	Spain—1.2%
*	Atresmedia Corporation de Medios de Comunicaion S.A. (Media)	8,046	124
	Inditex S.A. (Specialty retail)	1,476	221
			345
	Sweden—1.4%
	Atlas Copco AB Class “A” (Machinery)	13,419	387
	Switzerland—7.4%
	Cie Financiere Richemont S.A. (Textiles, apparel & luxury goods)	4,111	392
	Geberit AG (Building products)	1,052	345
	Roche Holding AG (Pharmaceuticals)	2,251	675
*	Sonova Holding AG (Health care equipment & supplies)	865	126

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe—35.0%—(continued)
	Switzerland—7.4%—(continued)
	Syngenta AG (Chemicals)	1,378	$521
			2,059
	United Kingdom—27.6%
	ARM Holdings plc (Semiconductors & semiconductor equipment)	19,985	333
	Babcock International Group plc (Commercial services & supplies)	18,127	407
	Compass Group plc (Hotels, restaurants & leisure)	46,783	714
	Diageo plc (Beverages)	12,482	387
	Experian plc (Professional services)	12,499	225
	HSBC Holdings plc (Banks)	40,136	407
	IMI plc (Machinery)	16,373	398
	InterContinental Hotels Group plc (Hotels, restaurants & leisure)	9,015	290
*	Lloyds Banking Group plc (Banks)	453,476	564
	Next plc (Multiline retail)	1,913	210
	Prudential plc (Insurance)	22,932	485
	Reckitt Benckiser Group plc (Household products)	2,841	231
	Regus plc (Commercial services & supplies)	93,379	343
	Rio Tinto plc (Metals & mining)	10,348	576
*	Rolls-Royce Holdings plc (Aerospace & defense)	17,907	321
	St James’s Place plc (Insurance)	27,314	376
	Standard Life plc (Insurance)	62,468	393
	Travis Perkins plc (Trading companies & distributors)	11,794	371
	Tullow Oil plc (Oil, gas & consumable fuels)	19,975	249
	Wolseley plc (Trading companies & distributors)	7,372	419
			7,699
	Japan—19.1%
	Astellas Pharma, Inc. (Pharmaceuticals)	29,500	350
	Daikin Industries, Ltd. (Building products)	7,000	392
	Denso Corporation (Auto components)	7,600	364
	Fuji Heavy Industries, Ltd. (Automobiles)	7,900	214
	Hoya Corporation (Electronic equipment, instruments & components)	10,100	314
	IT Holdings Corporation (IT services)	13,300	218
	Japan Exchange Group, Inc. (Diversified financial services)	11,400	278
	Keyence Corporation (Electronic equipment, instruments & components)	500	206
	Nidec Corporation (Electrical equipment)	4,600	280
	Nihon M&A Center, Inc. (Professional services)	7,800	209
	Nippon Prologis REIT, Inc. (Real estate investment trusts (REITs))	122	246
	ORIX Corporation (Diversified financial services)	24,797	349
	Otsuka Corporation (IT services)	2,300	300
	Rakuten, Inc. (Internet & catalog retail)	13,700	183
	SCSK Corporation (IT services)	6,483	175
	Seino Holdings Co., Ltd. (Road & rail)	26,000	248
	Sumitomo Mitsui Financial Group, Inc. (Banks)	11,200	479
	Suruga Bank, Ltd. (Banks)	13,000	229
	Trend Micro, Inc. (Software)	9,800	303
			5,337

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Emerging Asia—9.0%
China—3.1%
China Everbright International, Ltd. (Commercial services & supplies)	125,000	$171
China Oilfield Services, Ltd. Class “H” (Energy equipment & services)	96,000	225
CNOOC, Ltd. (Oil, gas & consumable fuels)	304,000	457
		853
India—2.6%
HDFC Bank, Ltd.—ADR (Banks)	10,967	450
Tata Consultancy Services, Ltd. (IT services)	7,535	270
		720
Papua New Guinea—0.7%
Oil Search, Ltd. (Oil, gas & consumable fuels)	24,589	193
Taiwan—2.6%
Delta Electronics, Inc. (Electronic equipment, instruments & components)	27,000	167
Largan Precision Co., Ltd. (Electronic equipment, instruments & components)	6,000	284
MediaTek, Inc. (Semiconductors & semiconductor equipment)	19,000	280
		731
Canada—2.2%
Canadian National Railway Co. (Road & rail)†	6,713	377
CI Financial Corporation (Capital markets)	7,507	237
		614
Asia—1.5%
Hong Kong—1.5%
AIA Group, Ltd. (Insurance)	88,400	419
Emerging Latin America—1.4%
Mexico—0.7%
Grupo Lala S.A.B. de C.V. (Food products)	92,322	191
Panama—0.7%
Copa Holdings S.A. Class “A” (Airlines)†	1,396	203
Total Common Stocks—95.8% (cost $22,080)		26,705
Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 3/31/14, due 4/1/14, repurchase price $936, collateralized by FHLMC, 0.000%, due 7/23/14	$936	936
Total Repurchase Agreement—3.4% (cost $936)		936

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

Value
Total Investments—99.2% (cost $23,016)	27,641
Cash and other assets, less liabilities—0.8%	219
Net assets—100.0%	$27,860

ADR = American Depository Receipt

* Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

At March 31, 2014, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	22.1%
Financials	21.5%
Consumer Discretionary	14.3%
Information Technology	13.4%
Health Care	11.6%
Materials	6.0%
Energy	5.9%
Consumer Staples	5.2%
Total	100.0%

At March 31, 2014, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

British Pound Sterling	30.1%
Euro	22.5%
Japanese Yen	20.0%
Swiss Franc	7.7%
U.S. Dollar	5.3%
Hong Kong Dollar	4.8%
New Taiwan Dollar	2.7%
Danish Krone	2.1%
Swedish Krona	1.5%
Indian Rupee	1.0%
All Other Currencies	2.3%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe, Mid-East—38.2%
	Denmark—1.8%
	Coloplast A/S Class “B” (Health care equipment & supplies)	184,300	$14,912
	GN Store Nord A/S (Health care equipment & supplies)	691,182	17,154
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	356,645	16,242
	Pandora A/S (Textiles, apparel & luxury goods)	255,464	16,900
	SimCorp A/S (Software)	252,424	10,247
			75,455
	Finland—1.6%
	Kone Oyj Class ’‘B’’ (Machinery)	285,093	11,956
	Sampo Class ’‘A’’ (Insurance)	1,050,312	54,478
			66,434
	France—9.5%
	AXA S.A. (Insurance)	2,406,911	62,554
	BNP Paribas S.A. (Banks)	1,196,780	92,313
	Cap Gemini S.A. (IT services)	428,520	32,440
	Cie de St-Gobain (Building products)	665,449	40,200
	Hermes International (Textiles, apparel & luxury goods)	18,800	6,257
	Publicis Groupe S.A. (Media)	222,764	20,126
	Total S.A. (Oil, gas & consumable fuels)	488,001	32,001
	Unibail-Rodamco SE (Real estate investment trusts (REITs))	77,508	20,128
	Valeo S.A. (Auto components)	265,291	37,370
	Vinci S.A. (Construction & engineering)	474,669	35,253
	Zodiac Aerospace (Aerospace & defense)	313,948	11,094
			389,736
	Germany—8.2%
	BASF SE (Chemicals)	469,527	52,187
	Bayer AG (Pharmaceuticals)	299,431	40,500
	Bayerische Motoren Werke AG (Automobiles)	631,491	79,707
	Bertrandt AG (Professional services)	50,155	7,683
	Brenntag AG (Trading companies & distributors)	97,730	18,129
	Continental AG (Auto components)	183,652	43,998
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	3,266,812	38,984
*	Morphosys AG (Life sciences tools & services)	73,046	6,773
	ProSiebenSat.1 Media AG (Media)	584,220	26,737
	Wincor Nixdorf AG (Technology hardware, storage & peripherals)	149,749	10,759
	Wirecard AG (IT services)	248,212	10,299
			335,756
	Ireland—2.0%
	CRH plc (Construction materials)	355,210	9,882
	Shire plc (Pharmaceuticals)	1,099,927	54,004
	Smurfit Kappa Group plc (Containers & packaging)	753,475	18,269
			82,155
	Israel—0.6%
*	Check Point Software Technologies, Ltd. (Software)†	362,601	24,523

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—38.2%—(continued)
	Italy—2.8%
	Azimut Holding SpA (Capital markets)	318,862	$11,378
	Banca Generali SpA (Capital markets)	400,465	13,213
	Intesa Sanpaolo SpA (Banks)	24,100,504	81,677
*	World Duty Free SpA (Specialty retail)	540,056	7,574
			113,842
	Luxembourg—0.2%
	Eurofins Scientific SE (Life sciences tools & services)	33,706	10,088
	Netherlands—0.9%
*	NXP Semiconductor N.V. (Semiconductors & semiconductor equipment)†	633,963	37,283
	Spain—3.5%
	Abertis Infraestructuras S.A. (Transportation infrastructure)	515,850	11,779
	Amadeus IT Holding S.A. Class “A” (IT services)	482,801	20,054
	Banco Bilbao Vizcaya Argentaria S.A. (Banks)	3,216,917	38,636
	Bankinter S.A. (Banks)	1,637,184	13,172
	Grifols S.A. (Biotechnology)	220,501	12,083
	Inditex S.A. (Specialty retail)	42,925	6,440
	Mapfre S.A. (Insurance)	1,779,623	7,502
	Repsol S.A. (Oil, gas & consumable fuels)	1,399,394	35,714
			145,380
	Sweden—1.9%
	Atlas Copco AB Class “A” (Machinery)	1,446,016	41,712
	Hennes & Mauritz AB Class “B” (Specialty retail)	448,450	19,123
	Hexpol AB (Chemicals)	155,150	13,676
	Intrum Justitia AB (Commercial services & supplies)	205,027	5,594
			80,105
	Switzerland—5.2%
*	Actelion, Ltd. (Biotechnology)	181,314	17,166
	Burckhardt Compression Holding AG (Machinery)	13,028	6,779
	Cie Financiere Richemont S.A. (Textiles, apparel & luxury goods)	62,316	5,949
*	Clariant AG (Chemicals)	1,014,295	19,711
	Geberit AG (Building products)	52,328	17,136
	Glencore Xstrata plc (Metals & mining)	7,566,845	38,955
	Partners Group Holding AG (Capital markets)	63,053	17,717
	Roche Holding AG (Pharmaceuticals)	224,351	67,251
	Sika AG (Chemicals)	2,102	8,598
*	Sonova Holding AG (Health care equipment & supplies)	53,664	7,843
	Straumann Holding AG (Health care equipment & supplies)	31,341	6,661
			213,766
	United Kingdom—19.7%
	Abcam plc (Biotechnology)	349,878	2,269
	Amlin plc (Insurance)	2,223,241	17,951
	Ashmore Group plc (Capital markets)	133,123	737
	Ashtead Group plc (Trading companies & distributors)	1,396,635	22,143
*	ASOS plc (Internet & catalog retail)	28,718	2,483

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—19.7%—(continued)
	Babcock International Group plc (Commercial services & supplies)	1,303,036	$29,262
	Berendsen plc (Commercial services & supplies)	385,814	7,191
	Berkeley Group Holdings plc (Household durables)	227,217	9,925
	BG Group plc (Oil, gas & consumable fuels)	779,340	14,519
	BT Group plc (Diversified telecommunication services)	8,851,313	56,001
*	BTG plc (Pharmaceuticals)	913,494	8,262
	Bunzl plc (Trading companies & distributors)	1,117,113	29,724
	Capita plc (Professional services)	2,008,342	36,696
	Compass Group plc (Hotels, restaurants & leisure)	1,990,297	30,361
	Countrywide plc (Real estate management & development)	634,379	6,922
	Daily Mail & General Trust plc Class ’‘A’’ (Media)	951,425	13,784
	Derwent London plc (Real estate investment trusts (REITs))	133,426	6,028
	DS Smith plc (Containers & packaging)	1,134,179	6,136
	easyJet plc (Airlines)	1,140,111	32,598
	Experian plc (Professional services)	723,408	13,037
*	Genel Energy plc (Oil, gas & consumable fuels)	617,067	10,102
	Halma plc (Electronic equipment, instruments & components)	1,277,476	12,267
	Hargreaves Lansdown plc (Capital markets)	446,708	10,858
	Hays plc (Professional services)	2,795,635	6,758
	Hikma Pharmaceuticals plc (Pharmaceuticals)	167,611	4,641
	Hiscox, Ltd. (Insurance)	935,450	10,636
	Howden Joinery Group plc (Specialty retail)	1,631,251	10,119
	IG Group Holdings plc (Diversified financial services)	554,032	5,796
	IMI plc (Machinery)	1,104,036	26,836
	InterContinental Hotels Group plc (Hotels, restaurants & leisure)	314,109	10,091
	ITV plc (Media)	17,724,570	56,587
	Jupiter Fund Management plc (Capital markets)	1,598,743	10,683
	Keller Group plc (Construction & engineering)	345,817	6,192
	Lancashire Holdings, Ltd. (Insurance)	216,103	2,464
*	Lloyds Banking Group plc (Banks)	48,419,324	60,259
*	Nanoco Group plc (Semiconductors & semiconductor equipment)	746,698	1,348
	Next plc (Multiline retail)	280,555	30,870
	Provident Financial plc (Consumer finance)	244,917	8,097
	Prudential plc (Insurance)	3,545,471	74,979
	Reckitt Benckiser Group plc (Household products)	377,475	30,754
	Rio Tinto plc (Metals & mining)	347,511	19,336
*	Rolls-Royce Holdings plc (Aerospace & defense)	1,327,067	23,761
	St James’s Place plc (Insurance)	436,760	6,007
	Travis Perkins plc (Trading companies & distributors)	36,700	1,153
	Whitbread plc (Hotels, restaurants & leisure)	348,303	24,168
			810,791
	Japan—16.6%
	Asahi Kasei Corporation (Chemicals)	2,683,000	18,248
	Astellas Pharma, Inc. (Pharmaceuticals)	2,159,000	25,603
	Century Tokyo Leasing Corporation (Diversified financial services)	257,300	7,202
	Daikin Industries, Ltd. (Building products)	668,000	37,421
	Daiwa Securities Group, Inc. (Capital markets)	5,589,000	48,626
	Denso Corporation (Auto components)	946,900	45,393
	Fuji Heavy Industries, Ltd. (Automobiles)	1,712,600	46,326
	Hoya Corporation (Electronic equipment, instruments & components)	858,400	26,721

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—16.6%—(continued)
	ITOCHU Corporation (Trading companies & distributors)	1,645,300	$19,224
	Kao Corporation (Personal products)	293,700	10,406
	Keyence Corporation (Electronic equipment, instruments & components)	75,600	31,180
	Miraca Holdings, Inc. (Health care providers & services)	126,100	5,522
	MISUMI Group, Inc. (Trading companies & distributors)	219,100	6,071
	Murata Manufacturing Co., Ltd. (Electronic equipment, instruments & components)	229,200	21,618
	Nidec Corporation (Electrical equipment)	512,600	31,184
	Nippon Kayaku Co., Ltd. (Chemicals)	398,000	4,485
	Nitori Co., Ltd. (Specialty retail)	173,000	7,501
	Omron Corporation (Electronic equipment, instruments & components)	360,300	14,871
	ORIX Corporation (Diversified financial services)	4,181,700	58,867
	Otsuka Corporation (IT services)	46,000	6,008
	Park24 Co., Ltd. (Commercial services & supplies)	273,900	5,207
	SCSK Corporation (IT services)	224,400	6,046
	Secom Co., Ltd. (Commercial services & supplies)	310,000	17,858
	Ship Healthcare Holdings, Inc. (Health care providers & services)	186,400	7,151
	SMC Corporation (Machinery)	79,100	20,864
	Start Today Co., Ltd. (Internet & catalog retail)	348,300	8,919
	Sumitomo Mitsui Financial Group, Inc. (Banks)	2,312,800	98,795
	Sundrug Co., Ltd. (Food & staples retailing)	186,900	8,538
	Suruga Bank, Ltd. (Banks)	966,000	17,015
	TOTO, Ltd. (Building products)	666,000	9,234
	TS Tech Co., Ltd. (Auto components)	150,700	4,570
	Tsuruha Holdings, Inc. (Food & staples retailing)	65,700	6,461
			683,135
	Emerging Asia—9.4%
	China—2.9%
*	Baidu, Inc.—ADR (Internet software & services)	132,313	20,162
	China Oilfield Services, Ltd. Class “H” (Energy equipment & services)	490,000	1,151
	Chow Tai Fook Jewellery Group, Ltd. (Specialty retail)	7,681,600	12,102
	Minth Group, Ltd. (Auto components)	2,090,000	4,263
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	3,317,500	27,501
*	Qihoo 360 Technology Co., Ltd.—ADR (Internet software & services)	90,974	9,059
	Sino Biopharmaceutical, Ltd. (Pharmaceuticals)	9,252,000	7,872
	Tencent Holdings, Ltd. (Internet software & services)	252,200	17,542
*	Vipshop Holdings, Ltd.—ADR (Internet & catalog retail)	53,517	7,990
*	WuXi PharmaTech Cayman, Inc.—ADR (Life sciences tools & services)	282,924	10,429
			118,071
	India—2.8%
	HCL Technologies, Ltd. (IT services)	778,012	18,160
	HDFC Bank, Ltd. (Banks)	2,002,628	25,090
	Lupin, Ltd. (Pharmaceuticals)	104,151	1,623
	Sun Pharmaceutical Industries, Ltd. (Pharmaceuticals)	2,078,352	20,014
	Tata Consultancy Services, Ltd. (IT services)	541,455	19,393
	Tata Motors, Ltd. (Automobiles)	3,213,854	21,444
	Tech Mahindra, Ltd. (IT services)	346,613	10,409
			116,133

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—9.4%—(continued)
	Indonesia—0.9%
	PT Astra International Tbk (Automobiles)	20,787,500	$13,495
	PT Bank Rakyat Indonesia Persero Tbk (Banks)	29,265,300	24,667
			38,162
	South Korea—0.8%
	Coway Co., Ltd. (Household durables)	89,199	6,260
	Halla Visteon Climate Control Corporation (Auto components)	154,340	7,047
	NHN Corporation (Internet software & services)	18,291	13,300
	SK Telecom Co., Ltd. (Wireless telecommunication services)	26,780	5,421
			32,028
	Taiwan—1.8%
	Delta Electronics, Inc. (Electronic equipment, instruments & components)	3,220,000	19,879
	Eclat Textile Co., Ltd. (Textiles, apparel & luxury goods)	87,660	1,013
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	1,332,000	19,661
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	1,769,364	35,423
			75,976
	Thailand—0.2%
	Airports of Thailand PCL (Transportation infrastructure)	1,071,200	6,406
	Asia—3.8%
	Australia—2.1%
	CSL, Ltd. (Biotechnology)	464,685	29,977
	DuluxGroup, Ltd. (Chemicals)	1,527,763	8,119
	FlexiGroup, Ltd. (Consumer finance)	471,865	1,575
	Flight Centre, Ltd. (Hotels, restaurants & leisure)	126,991	6,182
	REA Group, Ltd. (Media)	175,309	7,926
	Telstra Corporation, Ltd. (Diversified telecommunication services)	7,206,556	33,951
			87,730
	Hong Kong—1.4%
	AIA Group, Ltd. (Insurance)	5,806,800	27,550
*	China High Precision Automation Group, Ltd. (Electronic equipment, instruments & components)**§	6,597,000	68
	Hutchison Telecommunications Hong Kong Holdings, Ltd. (Diversified telecommunication services)	1,178,000	390
	MGM China Holdings, Ltd. (Hotels, restaurants & leisure)	2,062,000	7,271
	Techtronic Industries Co. (Household durables)	6,078,000	17,004
	Wharf Holdings, Ltd. (Real estate management & development)	673,000	4,304
			56,587
	New Zealand—0.2%
	Ryman Healthcare, Ltd. (Health care providers & services)	1,077,389	8,181
	Singapore—0.1%
	Singapore Technologies Engineering, Ltd. (Aerospace & defense)	1,917,000	5,821

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Canada—3.4%
	Alimentation Couche Tard, Inc. Class “B” (Food & staples retailing)	145,212	$11,744
	Canadian National Railway Co. (Road & rail)†	481,599	27,076
	Canadian Pacific Railway, Ltd. (Road & rail)†	157,470	23,688
	CI Financial Corporation (Capital markets)	581,533	18,343
	Enbridge, Inc. (Oil, gas & consumable fuels)	341,656	15,518
	Gildan Activewear, Inc. (Textiles, apparel & luxury goods)	117,100	5,901
	The Toronto-Dominion Bank (Banks)	799,624	37,489
			139,759
	Emerging Europe, Mid-East, Africa—2.9%
	Nigeria—0.1%
	Guaranty Trust Bank plc (Banks)	18,226,170	2,816
	Poland—0.5%
	Powszechna Kasa Oszczednosci Bank Polski S.A. (Banks)	1,463,435	20,559
	Russia—0.2%
*	Mail.ru Group, Ltd.—GDR (Internet software & services)	262,801	9,316
	South Africa—0.8%
	Bidvest Group, Ltd. (Industrial conglomerates)	553,460	14,636
	Coronation Fund Managers, Ltd. (Capital markets)	762,234	7,168
	Naspers, Ltd. (Media)	124,935	13,781
			35,585
	United Arab Emirates—1.3%
	Dragon Oil plc (Oil, gas & consumable fuels)	1,124,123	10,589
	Dubai Islamic Bank PJSC (Banks)	4,957,194	8,287
	Emaar Properties PJSC (Real estate management & development)	6,835,478	18,517
	First Gulf Bank PJSC (Banks)	3,632,216	16,119
			53,512
	Emerging Latin America—2.9%
	Brazil—2.5%
	AMBEV S.A.—ADR (Beverages)	4,939,710	36,603
	BB Seguridade Participacoes S.A. (Insurance)	2,150,500	23,799
	Cielo S.A. (IT services)	781,200	24,896
	Kroton Educacional S.A. (Diversified consumer services)	817,700	17,983
	Weg S.A. (Machinery)	19,900	278
			103,559
	Peru—0.4%
	Credicorp, Ltd. (Banks)†	106,166	14,642
	Total Common Stocks—96.9% (cost $3,269,516)		3,993,293

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Preferred Stock
	Brazil—0.6%
	Itau Unibanco Holding S.A. (Banks)	1,643,200	$24,550
	Total Preferred Stock—0.6% (cost $24,827)		24,550
	Rights
	Spain—0.0%
*	Banco Bilbao Viscaya, Expiring 4/14/14, $0.00 (Banks)	3,216,917	753
	Total Rights—0.0% (cost $745)		753
	Affiliated Fund
	China—0.6%
	William Blair China A-Share Fund, LLC	2,202,200	22,529
	Total Affiliated Fund—0.6% (cost $22,022)		22,529
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 3/31/14, due 4/1/14, repurchase price $79,497, collateralized by FHLB, 0.170%, due 8/1/14 and FHLMC, 0.000%, due 7/23/14	$79,497	79,497
	Total Repurchase Agreement—1.9% (cost $79,497)		79,497
	Total Investments—100.0% (cost $3,396,607)		4,120,622
	Cash and other assets, less liabilities—0.0%		428
	Net assets—100.0%		$4,121,050

ADR = American Depository Receipt
GDR = Global Depository Receipt
* Non-income producing securities
† = U.S. listed foreign security

** = Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. This holding represents 0.00% of the Fund’s net assets at March 31, 2014.

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. This holding represents 0.00% of the net assets at March 31, 2014.

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

As of March 31, 2014, the Fund invested in William Blair China A-Share Fund, LLC, an affiliated fund. There are no unfunded commitments to the affiliated fund and the Fund may redeem its investment monthly.

	Share Activity				Period Ended March 31, 2014 (in thousands)

Change in net
unrealized
	Balance			Balance		Dividend	Net realized	appreciation
Security Name	12/31/2013	Purchases	Sales	03/31/2014	Value	Income	gain (loss)	(depreciation)
William Blair China A-Share Fund, LLC	2,202,200	—	—	2,202,200	$22,529	$—	$—	$(3,369)

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

At March 31, 2014, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Financials	29.1%
Consumer Discretionary	17.9%
Industrials	16.5%
Information Technology	12.9%
Health Care	10.1%
Materials	5.4%
Energy	3.0%
Consumer Staples	2.7%
Telecommunication Services	2.4%
Total	100.0%

At March 31, 2014, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	27.0%
British Pound Sterling	22.6%
Japanese Yen	16.9%
U.S. Dollar	6.6%
Swiss Franc	4.3%
Hong Kong Dollar	3.4%
Indian Rupee	2.9%
Brazilian Real	2.3%
Canadian Dollar	2.2%
Australian Dollar	2.2%
Swedish Krona	2.0%
Danish Krone	1.9%
UAE Dirham	1.0%
New Taiwan Dollar	1.0%
All Other Currencies	3.7%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe, Mid-East—38.1%
	Denmark—1.8%
	Coloplast A/S Class “B” (Health care equipment & supplies)	104,100	$8,423
	GN Store Nord A/S (Health care equipment & supplies)	385,664	9,572
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	201,640	9,183
	Pandora A/S (Textiles, apparel & luxury goods)	144,393	9,552
	SimCorp A/S (Software)	143,134	5,810
			42,540
	Finland—1.6%
	Kone Oyj Class “B” (Machinery)	161,644	6,779
	Sampo Class “A” (Insurance)	593,279	30,772
			37,551
	France—9.4%
	AXA S.A. (Insurance)	1,359,563	35,334
	BNP Paribas S.A. (Banks)	675,770	52,125
	Cap Gemini S.A. (IT services)	242,988	18,395
	Cie de St-Gobain (Building products)	376,288	22,732
	Hermes International (Textiles, apparel & luxury goods)	10,627	3,537
	Publicis Groupe S.A. (Media)	126,316	11,412
	Total S.A. (Oil, gas & consumable fuels)	275,828	18,088
	Unibail-Rodamco SE (Real estate investment trusts (REITs))	43,950	11,413
	Valeo S.A. (Auto components)	150,545	21,206
	Vinci S.A. (Construction & engineering)	268,109	19,912
	Zodiac Aerospace (Aerospace & defense)	178,020	6,291
			220,445
	Germany—8.1%
	BASF SE (Chemicals)	265,377	29,496
	Bayer AG (Pharmaceuticals)	169,789	22,965
	Bayerische Motoren Werke AG (Automobiles)	358,080	45,197
	Bertrandt AG (Professional services)	28,440	4,357
	Brenntag AG (Trading companies & distributors)	55,417	10,280
	Continental AG (Auto components)	103,734	24,852
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	1,846,692	22,037
*	Morphosys AG (Life sciences tools & services)	41,420	3,840
	ProSiebenSat.1 Media AG (Media)	331,275	15,161
	Wincor Nixdorf AG (Technology hardware, storage & peripherals)	84,914	6,101
	Wirecard AG (IT services)	140,415	5,826
			190,112
	Ireland—2.0%
	CRH plc (Construction materials)	200,818	5,587
	Shire plc (Pharmaceuticals)	621,795	30,529
	Smurfit Kappa Group plc (Containers & packaging)	425,976	10,328
			46,444
	Israel—0.6%
*	Check Point Software Technologies, Ltd. (Software)†	204,813	13,852

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—38.1%—(continued)
	Italy—2.8%
	Azimut Holding SpA (Capital markets)	180,212	$6,430
	Banca Generali SpA (Capital markets)	227,079	7,492
	Intesa Sanpaolo SpA (Banks)	13,600,649	46,093
*	World Duty Free SpA (Specialty retail)	306,233	4,295
			64,310
	Luxembourg—0.3%
	Eurofins Scientific SE (Life sciences tools & services)	19,113	5,720
	Netherlands—0.9%
*	NXP Semiconductor N.V. (Semiconductors & semiconductor equipment)†	357,975	21,053
	Spain—3.5%
	Abertis Infraestructuras S.A. (Transportation infrastructure)	292,480	6,679
	Amadeus IT Holding S.A. Class “A” (IT services)	272,702	11,327
	Banco Bilbao Vizcaya Argentaria S.A. (Banks)	1,815,401	21,804
	Bankinter S.A. (Banks)	928,348	7,469
	Grifols S.A. (Biotechnology)	124,426	6,818
	Inditex S.A. (Specialty retail)	24,269	3,641
	Mapfre S.A. (Insurance)	1,009,116	4,254
	Repsol S.A. (Oil, gas & consumable fuels)	790,938	20,185
			82,177
	Sweden—1.9%
	Atlas Copco AB Class “A” (Machinery)	817,289	23,576
	Hennes & Mauritz AB Class “B” (Specialty retail)	254,300	10,844
	Hexpol AB (Chemicals)	87,976	7,755
	Intrum Justitia AB (Commercial services & supplies)	116,259	3,172
			45,347
	Switzerland—5.2%
*	Actelion, Ltd. (Biotechnology)	102,413	9,696
	Burckhardt Compression Holding AG (Machinery)	7,388	3,844
	Cie Financiere Richemont S.A. (Textiles, apparel & luxury goods)	35,230	3,364
*	Clariant AG (Chemicals)	573,464	11,144
	Geberit AG (Building products)	29,672	9,717
	Glencore Xstrata plc (Metals & mining)	4,274,497	22,006
	Partners Group Holding AG (Capital markets)	35,832	10,068
	Roche Holding AG (Pharmaceuticals)	127,216	38,134
	Sika AG (Chemicals)	1,166	4,769
*	Sonova Holding AG (Health care equipment & supplies)	30,169	4,409
	Straumann Holding AG (Health care equipment & supplies)	17,772	3,777
			120,928
	United Kingdom—19.6%
	Abcam plc (Biotechnology)	194,136	1,259
	Amlin plc (Insurance)	1,260,665	10,179
	Ashmore Group plc (Capital markets)	75,640	419
	Ashtead Group plc (Trading companies & distributors)	791,947	12,556
*	ASOS plc (Internet & catalog retail)	15,935	1,377

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—19.6%—(continued)
	Babcock International Group plc (Commercial services & supplies)	735,340	$16,513
	Berendsen plc (Commercial services & supplies)	218,771	4,078
	Berkeley Group Holdings plc (Household durables)	128,458	5,611
	BG Group plc (Oil, gas & consumable fuels)	441,916	8,233
	BT Group plc (Diversified telecommunication services)	5,019,042	31,755
*	BTG plc (Pharmaceuticals)	517,987	4,685
	Bunzl plc (Trading companies & distributors)	633,447	16,855
	Capita plc (Professional services)	1,138,809	20,808
	Compass Group plc (Hotels, restaurants & leisure)	1,123,183	17,134
	Countrywide plc (Real estate management & development)	359,718	3,925
	Daily Mail & General Trust plc Class “A” (Media)	537,398	7,786
	Derwent London plc (Real estate investment trusts (REITs))	75,432	3,408
	DS Smith plc (Containers & packaging)	643,066	3,479
	easyJet plc (Airlines)	646,488	18,484
	Experian plc (Professional services)	402,384	7,252
*	Genel Energy plc (Oil, gas & consumable fuels)	349,901	5,728
	Halma plc (Electronic equipment, instruments & components)	724,379	6,956
	Hargreaves Lansdown plc (Capital markets)	253,301	6,157
	Hays plc (Professional services)	1,585,235	3,832
	Hikma Pharmaceuticals plc (Pharmaceuticals)	94,245	2,610
	Hiscox, Ltd. (Insurance)	519,050	5,902
	Howden Joinery Group plc (Specialty retail)	922,223	5,721
	IG Group Holdings plc (Diversified financial services)	314,397	3,289
	IMI plc (Machinery)	626,032	15,217
	InterContinental Hotels Group plc (Hotels, restaurants & leisure)	177,527	5,703
	ITV plc (Media)	10,050,527	32,087
	Jupiter Fund Management plc (Capital markets)	906,550	6,058
	Keller Group plc (Construction & engineering)	196,092	3,511
	Lancashire Holdings, Ltd. (Insurance)	119,909	1,367
*	Lloyds Banking Group plc (Banks)	27,455,656	34,169
*	Nanoco Group plc (Semiconductors & semiconductor equipment)	421,099	760
	Next plc (Multiline retail)	158,467	17,436
	Provident Financial plc (Consumer finance)	138,878	4,591
	Prudential plc (Insurance)	2,010,421	42,516
	Reckitt Benckiser Group plc (Household products)	213,339	17,381
	Rio Tinto plc (Metals & mining)	196,404	10,928
*	Rolls-Royce Holdings plc (Aerospace & defense)	749,334	13,417
	St James’s Place plc (Insurance)	246,724	3,393
	Travis Perkins plc (Trading companies & distributors)	20,760	652
	Whitbread plc (Hotels, restaurants & leisure)	197,501	13,704
			458,881
	Japan—16.5%
	Asahi Kasei Corporation (Chemicals)	1,522,000	10,352
	Astellas Pharma, Inc. (Pharmaceuticals)	1,199,000	14,219
	Century Tokyo Leasing Corporation (Diversified financial services)	148,100	4,145
	Daikin Industries, Ltd. (Building products)	378,800	21,220
	Daiwa Securities Group, Inc. (Capital markets)	3,171,000	27,589
	Denso Corporation (Auto components)	534,900	25,642
	Fuji Heavy Industries, Ltd. (Automobiles)	970,900	26,263
	Hoya Corporation (Electronic equipment, instruments & components)	485,000	15,098

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—16.5%—(continued)
	ITOCHU Corporation (Trading companies & distributors)	932,900	$10,900
	Kao Corporation (Personal products)	166,600	5,903
	Keyence Corporation (Electronic equipment, instruments & components)	42,800	17,652
	Miraca Holdings, Inc. (Health care providers & services)	71,500	3,131
	MISUMI Group, Inc. (Trading companies & distributors)	124,200	3,442
	Murata Manufacturing Co., Ltd. (Electronic equipment, instruments & components)	129,000	12,167
	Nidec Corporation (Electrical equipment)	284,600	17,313
	Nippon Kayaku Co., Ltd. (Chemicals)	226,000	2,547
	Nitori Co., Ltd. (Specialty retail)	98,200	4,258
	Omron Corporation (Electronic equipment, instruments & components)	200,500	8,275
	ORIX Corporation (Diversified financial services)	2,362,100	33,252
	Otsuka Corporation (IT services)	26,100	3,409
	Park24 Co., Ltd. (Commercial services & supplies)	155,300	2,952
	SCSK Corporation (IT services)	127,200	3,427
	Secom Co., Ltd. (Commercial services & supplies)	175,700	10,122
	Ship Healthcare Holdings, Inc. (Health care providers & services)	105,700	4,055
	SMC Corporation (Machinery)	44,900	11,843
	Start Today Co., Ltd. (Internet & catalog retail)	197,500	5,057
	Sumitomo Mitsui Financial Group, Inc. (Banks)	1,306,300	55,801
	Sundrug Co., Ltd. (Food & staples retailing)	106,000	4,842
	Suruga Bank, Ltd. (Banks)	548,000	9,652
	TOTO, Ltd. (Building products)	378,000	5,241
	TS Tech Co., Ltd. (Auto components)	85,400	2,590
	Tsuruha Holdings, Inc. (Food & staples retailing)	37,300	3,668
			386,027
	Emerging Asia—9.3%
	China—2.8%
*	Baidu, Inc.—ADR (Internet software & services)	74,843	11,405
	China Merchants Bank Co., Ltd. Class “H” (Banks) (a)	107	—
	China Oilfield Services, Ltd. Class “H” (Energy equipment & services)	270,000	634
	Chow Tai Fook Jewellery Group, Ltd. (Specialty retail)	4,261,200	6,713
	Minth Group, Ltd. (Auto components)	1,162,000	2,370
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	1,881,000	15,593
*	Qihoo 360 Technology Co., Ltd.—ADR (Internet software & services)	51,586	5,137
	Sino Biopharmaceutical, Ltd. (Pharmaceuticals)	5,152,000	4,384
	Tencent Holdings, Ltd. (Internet software & services)	142,500	9,911
*	Vipshop Holdings, Ltd.—ADR (Internet & catalog retail)	30,248	4,516
*	WuXi PharmaTech Cayman, Inc.—ADR (Life sciences tools & services)	159,812	5,891
			66,554
	India—2.8%
	HCL Technologies, Ltd. (IT services)	441,163	10,297
	HDFC Bank, Ltd. (Banks)	1,111,518	13,926
	Lupin, Ltd. (Pharmaceuticals)	57,834	901
	Sun Pharmaceutical Industries, Ltd. (Pharmaceuticals)	1,178,507	11,349
	Tata Consultancy Services, Ltd. (IT services)	307,026	10,996
	Tata Motors, Ltd. (Automobiles)	1,822,381	12,160
	Tech Mahindra, Ltd. (IT services)	196,694	5,907
			65,536

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—9.3%—(continued)
	Indonesia—0.9%
	PT Astra International Tbk (Automobiles)	11,753,700	$7,631
	PT Bank Rakyat Indonesia Persero Tbk (Banks)	16,535,600	13,937
			21,568
	South Korea—0.8%
	Coway Co., Ltd. (Household durables)	50,386	3,536
	Halla Visteon Climate Control Corporation (Auto components)	87,510	3,996
	NHN Corporation (Internet software & services)	10,371	7,541
	SK Telecom Co., Ltd. (Wireless telecommunication services)	14,874	3,011
			18,084
	Taiwan—1.8%
	Delta Electronics, Inc. (Electronic equipment, instruments & components)	1,786,000	11,026
	Eclat Textile Co., Ltd. (Textiles, apparel & luxury goods)	48,060	556
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	753,000	11,115
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	999,219	20,004
			42,701
	Thailand—0.2%
	Airports of Thailand PCL (Transportation infrastructure)	605,500	3,621
	Asia—3.8%
	Australia—2.1%
	CSL, Ltd. (Biotechnology)	263,495	16,998
	DuluxGroup, Ltd. (Chemicals)	866,301	4,604
	FlexiGroup, Ltd. (Consumer finance)	261,823	874
	Flight Centre, Ltd. (Hotels, restaurants & leisure)	71,440	3,478
	REA Group, Ltd. (Media)	99,407	4,494
	Telstra Corporation, Ltd. (Diversified telecommunication services)	4,073,275	19,190
			49,638
	Hong Kong—1.4%
	AIA Group, Ltd. (Insurance)	3,292,800	15,622
*	China High Precision Automation Group, Ltd. (Electronic equipment, instruments & components)**§	3,373,000	35
	Hutchison Telecommunications Hong Kong Holdings, Ltd. (Diversified telecommunication services)	648,000	215
	MGM China Holdings, Ltd. (Hotels, restaurants & leisure)	1,170,800	4,128
	Techtronic Industries Co. (Household durables)	3,446,500	9,642
	Wharf Holdings, Ltd. (Real estate management & development)	375,000	2,398
			32,040
	New Zealand—0.2%
	Ryman Healthcare, Ltd. (Health care providers & services)	610,922	4,639
	Singapore—0.1%
	Singapore Technologies Engineering, Ltd. (Aerospace & defense)	1,059,000	3,216

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Canada—3.4%
	Alimentation Couche Tard, Inc. Class “B” (Food & staples retailing)	81,358	$6,580
	Canadian National Railway Co. (Road & rail)†	273,085	15,353
	Canadian Pacific Railway, Ltd. (Road & rail)†	89,292	13,433
	CI Financial Corporation (Capital markets)	329,752	10,401
	Enbridge, Inc. (Oil, gas & consumable fuels)	190,956	8,673
	Gildan Activewear, Inc. (Textiles, apparel & luxury goods)	66,400	3,346
	The Toronto-Dominion Bank (Banks)	451,673	21,176
			78,962
	Emerging Europe, Mid-East, Africa—3.0%
	Nigeria—0.1%
	Guaranty Trust Bank plc (Banks)	13,200,924	2,039
	Poland—0.5%
	Powszechna Kasa Oszczednosci Bank Polski S.A. (Banks)	830,354	11,665
	Russia—0.2%
*	Mail.ru Group, Ltd.—GDR (Internet software & services)	148,571	5,267
	South Africa—0.9%
	Bidvest Group, Ltd. (Industrial conglomerates)	313,833	8,299
	Coronation Fund Managers, Ltd. (Capital markets)	433,295	4,075
	Naspers, Ltd. (Media)	70,592	7,787
			20,161
	United Arab Emirates—1.3%
	Dragon Oil plc (Oil, gas & consumable fuels)	637,422	6,004
	Dubai Islamic Bank PJSC (Banks)	2,750,582	4,598
	Emaar Properties PJSC (Real estate management & development)	3,792,779	10,275
	First Gulf Bank PJSC (Banks)	2,015,396	8,944
			29,821
	Emerging Latin America—2.9%
	Brazil—2.5%
	AMBEV S.A.—ADR (Beverages)	2,801,009	20,755
	BB Seguridade Participacoes S.A. (Insurance)	1,219,400	13,495
	Cielo S.A. (IT services)	439,600	14,009
	Kroton Educacional S.A. (Diversified consumer services)	463,700	10,198
	Weg S.A. (Machinery)	11,100	155
			58,612
	Peru—0.4%
	Credicorp, Ltd. (Banks)†	60,201	8,303
	Total Common Stocks—96.6% (cost $1,865,227)		2,257,814

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Preferred Stock
	Brazil—0.6%
	Itau Unibanco Holding S.A. (Banks)	925,400	$13,826
	Total Preferred Stock—0.6% (cost $13,939)		13,826
	Rights
	Spain—0.0%
*	Banco Bilbao Viscaya, Expiring 4/14/14, $0.00 (Banks)	1,815,401	425
	Total Rights—0.0% (cost $421)		425
	Affiliated Fund
	China—0.5%
	William Blair China A-Share Fund, LLC	1,183,400	12,106
	Total Affiliated Fund—0.5% (cost $11,834)		12,106
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 03/31/14, due 04/01/14, repurchase price $56,922, collateralized by FHLB, 0.170%, due 08/01/14	$56,922	56,922
	Total Repurchase Agreement—2.5% (cost $56,922)		56,922
	Total Investments—100.2% (cost $1,948,343)		2,341,093
	Liabilities, plus cash and other assets—(0.2)%		(4,582)
	Net assets—100.0%		$2,336,511

ADR = American Depository Receipt

GDR = Global Depository Receipt

* Non-income producing securities

† = U.S. listed foreign security

** = Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. This holding represents 0.00% of the Fund’s net assets at March 31, 2014.

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. This holding represents 0.00% of the net assets at March 31, 2014.

(a) Value is less than the minimum amount disclosed.

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

As of March 31, 2014, the Fund invested in William Blair China A-Share Fund, LLC, an affiliated fund. There are no unfunded commitments to the affiliated fund and the Fund may redeem its investment monthly.

	Share Activity				Period Ended March 31, 2014 (in thousands)

Change in net
unrealized
	Balance			Balance		Dividend	Net realized	appreciation
Security Name	12/31/2013	Purchases	Sales	03/31/2014	Value	Income	gain (loss)	(depreciation)
William Blair China A-Share Fund, LLC	1,183,400	—	—	1,183,400	$12,106	$—	$—	$(1,811)

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

At March 31, 2014, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Financials	29.1%
Consumer Discretionary	18.0%
Industrials	16.5%
Information Technology	12.9%
Health Care	10.0%
Materials	5.4%
Energy	3.0%
Consumer Staples	2.7%
Telecommunication Services	2.4%
Total	100.0%

At March 31, 2014, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	27.0%
British Pound Sterling	22.6%
Japanese Yen	16.9%
U.S. Dollar	6.6%
Swiss Franc	4.3%
Hong Kong Dollar	3.4%
Indian Rupee	2.9%
Brazilian Real	2.3%
Canadian Dollar	2.2%
Australian Dollar	2.2%
Swedish Krona	2.0%
Danish Krone	1.9%
UAE Dirham	1.0%
All Other Currencies	4.7%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe, Mid-East—39.9%
	Belgium—0.3%
	Melexis N.V. (Semiconductors & semiconductor equipment)	80,493	$3,116
	Denmark—3.6%
*	Matas A/S (Specialty retail)	308,393	8,650
	SimCorp A/S (Software)	129,613	5,261
*	Topdanmark A/S (Insurance)	676,284	19,692
			33,603
	Finland—1.5%
	Huhtamaki OYJ (Containers & packaging)	411,187	11,273
	Tikkurila Oyj (Chemicals)	134,201	3,161
			14,434
	France—1.8%
*	GameLoft SE (Software)	214,388	2,268
	Havas S.A. (Media)	561,617	4,204
*	Innate Pharma S.A. (Biotechnology)	166,297	2,053
	Teleperformance (Professional services)	152,949	8,868
			17,393
	Germany—7.6%
	Aurelius AG (Capital markets)	239,720	9,118
	Bertrandt AG (Professional services)	33,517	5,135
	CTS Eventim AG (Media)	86,852	5,791
	ElringKlinger AG (Auto components)	48,648	1,918
	LPKF Laser & Electronics AG (Electronic equipment, instruments & components)	179,785	4,202
	Norma Group SE (Machinery)	183,414	9,719
	Wincor Nixdorf AG (Technology hardware, storage & peripherals)	242,655	17,433
	Wirecard AG (IT services)	435,232	18,060
			71,376
	Ireland—1.2%
	Greencore Group plc (Food products)	2,446,546	11,245
	Israel—0.6%
	Frutarom Industries, Ltd. (Chemicals)	248,917	5,983
	Italy—8.3%
	Azimut Holding SpA (Capital markets)	291,409	10,398
	Banca IFIS SpA (Diversified financial services)	126,729	2,795
	Brembo SpA (Auto components)	257,873	9,762
	Credito Emiliano SpA (Banks)	222,781	2,216
	Industria Macchine Automatiche SpA (Machinery)	262,325	12,992
*	Moncler SpA (Textiles, apparel & luxury goods)	453,729	7,757
	Recordati SpA (Pharmaceuticals)	919,495	16,088
	Sogefi SpA (Auto components)	183,775	1,198
*	World Duty Free SpA (Specialty retail)	813,069	11,403
*	Yoox SpA (Internet & catalog retail)	111,899	3,828
			78,437

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—39.9%—(continued)
	Norway—1.5%
	Borregaard ASA (Chemicals)	968,212	$6,484
	Opera Software ASA (Internet software & services)	579,459	7,578
			14,062
	Portugal—0.6%
	Mota-Engil SGPS S.A. (Construction & engineering)	658,200	5,350
	Spain—3.2%
	Almirall S.A. (Pharmaceuticals)	533,790	9,111
*	Atresmedia Corporation de Medios de Comunicaion S.A. (Media)	548,902	8,447
	Bolsas y Mercados Espanoles S.A. (Diversified financial services)	155,039	6,308
	Grupo Catalana Occidente S.A. (Insurance)	148,220	6,022
			29,888
	Sweden—7.5%
	AddTech AB Class “B” (Trading companies & distributors)	214,266	3,369
	Axis Communications AB (Electronic equipment, instruments & components)	270,289	9,254
	Clas Ohlson AB (Specialty retail)	228,037	4,827
	Fabege AB (Real estate management & development)	631,522	8,235
	Hexpol AB (Chemicals)	161,262	14,214
	Indutrade AB (Trading companies & distributors)	27,838	1,329
	Intrum Justitia AB (Commercial services & supplies)	340,919	9,302
	JM AB (Household durables)	362,180	11,886
	Nolato AB Class “B” (Communications equipment)	131,038	3,300
*	Swedish Orphan Biovitrum AB (Biotechnology)	420,377	4,605
			70,321
	Switzerland—2.2%
	Burckhardt Compression Holding AG (Machinery)	7,819	4,068
*	Implenia AG (Construction & engineering)	39,347	2,942
*	Leonteq AG (Capital markets)	16,255	3,372
	Straumann Holding AG (Health care equipment & supplies)	48,524	10,314
			20,696
	Japan—20.1%
	Century Tokyo Leasing Corporation (Diversified financial services)	311,900	8,730
	Cosmos Pharmaceutical Corporation (Food & staples retailing)	38,600	4,510
	Exedy Corporation (Auto components)	304,500	8,520
	Fuji Seal International, Inc. (Containers & packaging)	136,800	4,659
	IT Holdings Corporation (IT services)	218,900	3,593
	Medipal Holdings Corporation (Health care providers & services)	612,700	9,367
	Meitec Corporation (Professional services)	171,300	4,863
	Miraca Holdings, Inc. (Health care providers & services)	204,200	8,942
	MISUMI Group, Inc. (Trading companies & distributors)	144,700	4,010
	Nachi-Fujikoshi Corporation (Machinery)	1,552,000	10,225
	Nihon M&A Center, Inc. (Professional services)	275,300	7,372
	Nippon Kayaku Co., Ltd. (Chemicals)	619,000	6,975
	Nippon Prologis REIT, Inc. (Real estate investment trusts (REITs))	2,794	5,636
	Nissan Chemical Industries, Ltd. (Chemicals)	873,200	13,105

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—20.1%—(continued)
	Okabe Co., Ltd. (Building products)	118,300	$1,702
	Park24 Co., Ltd. (Commercial services & supplies)	463,900	8,818
	Pigeon Corporation (Household products)	108,300	4,890
	Plenus Co., Ltd. (Hotels, restaurants & leisure)	221,200	5,141
	Ryohin Keikaku Co., Ltd. (Multiline retail)	47,100	4,536
	Sawai Pharmaceutical Co., Ltd. (Pharmaceuticals)	55,900	3,428
	SCSK Corporation (IT services)	334,600	9,015
	Ship Healthcare Holdings, Inc. (Health care providers & services)	178,000	6,829
	Start Today Co., Ltd. (Internet & catalog retail)	282,900	7,244
	Sundrug Co., Ltd. (Food & staples retailing)	352,100	16,085
	TS Tech Co., Ltd. (Auto components)	422,200	12,803
	Tsubakimoto Chain Co. (Machinery)	1,161,000	8,301
			189,299
	United Kingdom—18.4%
	Abcam plc (Biotechnology)	829,119	5,377
	Aveva Group plc (Software)	124,548	4,348
	Berendsen plc (Commercial services & supplies)	494,249	9,212
	Big Yellow Group plc (Real estate investment trusts (REITs))	322,076	2,934
	Booker Group plc (Food & staples retailing)	3,652,075	10,052
	Cineworld Group plc (Media)	842,638	4,365
	Clinigen Group plc (Life sciences tools & services)	521,794	4,702
	Countrywide plc (Real estate management & development)	456,427	4,980
	Dunelm Group plc (Specialty retail)	140,493	2,215
	Fidessa Group plc (Software)	113,944	4,819
*	Foxtons Group plc (Real estate management & development)	1,170,760	7,017
	Great Portland Estates plc (Real estate investment trusts (REITs))	1,128,476	11,871
	Hays plc (Professional services)	6,152,910	14,874
	Howden Joinery Group plc (Specialty retail)	3,083,390	19,128
	ITE Group plc (Professional services)	483,336	1,539
	Jupiter Fund Management plc (Capital markets)	1,443,697	9,647
	Keller Group plc (Construction & engineering)	118,778	2,127
*	Nanoco Group plc (Semiconductors & semiconductor equipment)	1,811,487	3,269
*	Optimal Payments plc (IT services)	531,444	3,190
*	Poundland Group plc (Multiline retail)	566,326	3,588
	Provident Financial plc (Consumer finance)	304,232	10,058
	Regus plc (Commercial services & supplies)	1,410,290	5,182
	Senior plc (Machinery)	1,877,204	9,623
	Ted Baker plc (Textiles, apparel & luxury goods)	63,544	2,275
	The Restaurant Group plc (Hotels, restaurants & leisure)	1,463,873	17,401
			173,793
	Emerging Asia—8.9%
	China—3.1%
	Haitian International Holdings, Ltd. (Machinery)	562,496	1,128
	Minth Group, Ltd. (Auto components)	1,356,000	2,766
	Towngas China Co., Ltd. (Gas utilities)	3,689,000	4,509
	Travelsky Technology, Ltd. Class “H” (IT services)	4,758,000	4,227
*	WuXi PharmaTech Cayman, Inc.—ADR (Life sciences tools & services)	314,087	11,577

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—8.9%—(continued)
	China—3.1%—(continued)
	Zhuzhou CSR Times Electric Co., Ltd. Class “H” (Electrical equipment)	1,476,500	$4,949
			29,156
	India—1.4%
	Ipca Laboratories, Ltd. (Pharmaceuticals)	532,673	7,438
	Motherson Sumi Systems, Ltd. (Auto components)	1,255,308	5,401
			12,839
	Indonesia—0.5%
*	PT Matahari Department Store Tbk (Multiline retail)	4,141,500	5,068
	Malaysia—0.6%
	Hartalega Holdings Bhd (Health care equipment & supplies)	1,003,900	2,106
	Silverlake Axis, Ltd. (Software)	4,600,000	3,200
			5,306
	Philippines—0.3%
*	Robinsons Retail Holdings, Inc. (Food & staples retailing)	1,870,530	2,836
	South Korea—0.9%
	Halla Visteon Climate Control Corporation (Auto components)	121,590	5,551
	Medy-Tox, Inc. (Biotechnology)	19,459	2,642
			8,193
	Taiwan—2.1%
	Advantech Co., Ltd. (Technology hardware, storage & peripherals)	651,000	4,222
	Eclat Textile Co., Ltd. (Textiles, apparel & luxury goods)	398,340	4,605
	King Slide Works Co., Ltd. (Machinery)	513,000	6,991
	Yungtay Engineering Co., Ltd. (Machinery)	1,490,000	4,276
			20,094
	Asia—5.0%
	Australia—1.5%
	DuluxGroup, Ltd. (Chemicals)	1,697,989	9,023
	FlexiGroup, Ltd. (Consumer finance)	1,480,672	4,943
			13,966
	Hong Kong—0.7%
	Man Wah Holdings, Ltd. (Household durables)	4,001,200	6,758
	New Zealand—1.7%
	Ryman Healthcare, Ltd. (Health care providers & services)	1,413,376	10,733
	Summerset Group Holdings, Ltd. (Health care providers & services)	1,737,410	5,413
			16,146
	Singapore—1.1%
	ARA Asset Management Ltd.—144A (Capital markets)	1,384,300	2,030
*	IGG, Inc. (Software)	5,660,000	5,115

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Asia—5.0%—(continued)
	Singapore—1.1%—(continued)
	OSIM International, Ltd. (Specialty retail)	1,719,000	$3,540
			10,685
	Canada—4.8%
	Canadian Energy Services & Technology Corporation (Energy equipment & services)	251,180	6,514
*	Entertainment One, Ltd. (Media)	784,683	4,317
	Intertape Polymer Group, Inc. (Containers & packaging)	451,475	5,080
	Linamar Corporation (Auto components)	211,971	9,779
	The Jean Coutu Group PJC, Inc. Class “A” (Food & staples retailing)	355,665	7,030
	Total Energy Services, Inc. (Energy equipment & services)	223,585	3,903
	WestJet Airlines, Ltd. (Airlines)	408,480	8,968
			45,591
	Emerging Europe, Mid-East, Africa—0.3%
	Georgia—0.3%
	Bank of Georgia Holdings plc (Banks)	78,936	3,281
	Total Common Stocks—97.4% (cost $775,335)		918,915
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 3/1/14, due 4/1/14, repurchase price $23,215, collateralized by FHLMC, 0.000%, due 7/23/14	$23,215	23,215
	Total Repurchase Agreement—2.5% (cost $23,215)		23,215
	Total Investments—99.9% (cost $798,550)		942,130
	Cash and other assets, less liabilities—0.1%		1,005
	Net assets—100.0%		$943,135

*	Non-income producing securities

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

At March 31, 2014, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Consumer Discretionary	23.5%
Industrials	19.5%
Financials	15.2%
Health Care	13.1%
Information Technology	12.2%
Materials	8.7%
Consumer Staples	6.2%
Energy	1.1%
Utilities	0.5%
Total	100.0%

At March 31, 2014, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	23.9%
British Pound Sterling	21.0%
Japanese Yen	20.6%
Swedish Krona	7.6%
Canadian Dollar	4.5%
Hong Kong Dollar	4.5%
Danish Krone	3.7%
Swiss Franc	2.2%
New Taiwan Dollar	2.2%
New Zealand Dollar	1.8%
Norwegian Krone	1.5%
Australian Dollar	1.5%
Indian Rupee	1.4%
All Other Currencies	3.6%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—48.0%
	China—12.1%
*	Baidu, Inc.—ADR (Internet software & services)	9,698	$1,478
	Chow Tai Fook Jewellery Group, Ltd. (Specialty retail)	272,000	429
	ENN Energy Holdings, Ltd. (Gas utilities)	98,000	684
	Lenovo Group, Ltd. (Technology hardware storage & peripherals)	302,000	332
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	153,500	1,272
	Shanghai Fosun Pharmaceutical Group Co., Ltd. Class “H” (Pharmaceuticals)	172,000	599
	Tencent Holdings, Ltd. (Internet software & services)	24,600	1,711
	Want Want China Holdings, Ltd. (Food products)	636,000	946
			7,451
	India—14.6%
	HCL Technologies, Ltd. (IT services)	50,902	1,188
	HDFC Bank, Ltd. (Banks)	118,187	1,481
	ITC, Ltd. (Tobacco)	224,016	1,324
	Lupin, Ltd. (Pharmaceuticals)	40,460	630
	Mahindra & Mahindra, Ltd. (Automobiles)	55,769	915
	Sun Pharmaceutical Industries, Ltd. (Pharmaceuticals)	93,434	900
	Tata Consultancy Services, Ltd. (IT services)	34,339	1,230
	Tata Motors, Ltd. (Automobiles)	197,264	1,316
			8,984
	Indonesia—5.2%
	PT Astra International Tbk (Automobiles)	1,746,000	1,134
	PT Bank Rakyat Indonesia Persero Tbk (Banks)	1,322,200	1,114
	PT Kalbe Farma Tbk (Pharmaceuticals)	5,762,400	743
	PT Media Nusantara Citra Tbk (Media)	875,000	203
			3,194
	South Korea—5.6%
	Coway Co., Ltd. (Household durables)	4,686	329
	Hyundai Motor Co. (Automobiles)	2,732	644
	NHN Corporation (Internet software & services)	904	657
	Samsung Electronics Co., Ltd. (Semiconductors & semiconductor equipment)	1,456	1,837
			3,467
	Taiwan—9.2%
	Delta Electronics, Inc. (Electronic equipment, instruments & components)	207,000	1,278
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	138,000	2,037
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	118,325	2,369
			5,684
	Thailand—1.3%
	Airports of Thailand PCL (Transportation infrastructure)	77,800	465
	Kasikornbank PCL (Banks)	56,600	311
			776

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—24.5%
	Nigeria—0.6%
	Guaranty Trust Bank plc (Banks)	2,387,086	$369
	Poland—2.4%
	Powszechna Kasa Oszczednosci Bank Polski S.A. (Banks)	104,772	1,472
	Qatar—2.6%
	Qatar National Bank S.A.Q. (Banks)	30,951	1,594
	Russia—3.8%
	Magnit OJSC—144A—GDR (Food & staples retailing)†	19,706	1,080
*	Mail.ru Group, Ltd.—GDR (Internet software & services)	11,531	409
*	Yandex N.V. Class “A” (Internet software & services)†	27,405	827
			2,316
	South Africa—8.5%
	Aspen Pharmacare Holdings, Ltd. (Pharmaceuticals)	22,191	593
	Bidvest Group, Ltd. (Industrial conglomerates)	46,946	1,241
	Discovery, Ltd. (Insurance)	41,403	332
	MTN Group, Ltd. (Wireless telecommunication services)	63,963	1,310
	Naspers, Ltd. (Media)	15,785	1,741
			5,217
	Turkey—0.5%
	Turkiye Garanti Bankasi A.S. (Banks)	95,572	327
	United Arab Emirates—6.1%
	DP World, Ltd. (Transportation infrastructure)	24,557	440
	Emaar Properties PJSC (Real estate management & development)	755,096	2,045
	First Gulf Bank PJSC (Banks)	284,315	1,262
			3,747
	Emerging Latin America—20.7%
	Brazil—13.6%
	AMBEV S.A.—ADR (Beverages)	209,691	1,554
	BB Seguridade Participacoes S.A. (Insurance)	182,700	2,022
	BR Malls Participacoes S.A. (Real estate management & development)	91,600	790
	Cielo S.A. (IT services)	45,300	1,443
	Kroton Educacional S.A. (Diversified consumer services)	56,600	1,245
	Ultrapar Participacoes S.A. (Oil, gas & consumable fuels)	52,800	1,278
	Weg S.A. (Machinery)	1,500	21
			8,353
	Mexico—5.6%
	Fibra Uno Administracion S.A. de C.V. (Real estate investment trusts (REITs))	218,470	707
	Grupo Financiero Banorte S.A.B. de C.V. Class “O” (Banks)	224,800	1,520
	Grupo Lala S.A.B. de C.V. (Food products)	135,000	279
	Infraestructura Energetica Nova S.A.B. de C.V. (Gas utilities)	61,900	321
*	Promotora y Operadora de Infraestructura S.A.B. de C.V. (Construction & engineering)	23,700	318

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Emerging Latin America—20.7%—(continued)
Mexico—5.6%—(continued)
Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	118,000	$281
		3,426
Panama—0.5%
Copa Holdings S.A. Class “A” (Airlines)†	2,168	315
Peru—1.0%
Credicorp, Ltd. (Banks)†	4,659	643
Total Common Stocks—93.2% (cost $50,949)		57,335
Preferred Stock
Brazil—3.9%
Itau Unibanco Holding S.A. (Banks)	159,000	2,375
Total Preferred Stock—3.9% (cost $2,194)		2,375
Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 3/31/14, due 4/1/14, repurchase price $2,201, collateralized by FHLMC, 0.000%, due 7/23/14	$2,201	2,201
Total Repurchase Agreement—3.6% (cost $2,201)		2,201
Total Investments—100.7% (cost $55,344)		61,911
Liabilities, plus cash and other assets—(0.7)%		(408)
Net assets—100.0%		$61,503

ADR = American Depository Receipt

GDR = Global Depository Receipt

* Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

At March 31, 2014, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Financials	32.9%
Information Technology	28.1%
Consumer Discretionary	13.3%
Consumer Staples	9.2%
Health Care	5.8%
Industrials	4.7%
Telecommunication Services	2.2%
Energy	2.1%
Utilities	1.7%
Total	100.0%

At March 31, 2014, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Brazilian Real	15.4%
U.S. Dollar	15.3%
Indian Rupee	15.0%
Hong Kong Dollar	10.0%
South African Rand	8.7%
South Korean Won	5.8%
Mexican Peso	5.7%
New Taiwan Dollar	5.6%
UAE Dirham	5.5%
Indonesian Rupiah	5.3%
Qatari Rial	2.7%
Polish Zloty	2.5%
Thai Baht	1.3%
All Other Currencies	1.2%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—51.7%
	Cambodia—0.3%
	NagaCorp, Ltd. (Hotels, restaurants & leisure)	2,252,000	$2,346
	China—11.3%
	AAC Technologies Holdings, Inc. (Communications equipment)	491,959	2,556
	Ajisen China Holdings, Ltd. (Hotels, restaurants & leisure)	2,032,842	1,850
*	Baidu, Inc.—ADR (Internet software & services)	86,671	13,207
	Beijing Enterprises Water Group, Ltd. (Water utilities)	6,914,000	4,840
	Chow Tai Fook Jewellery Group, Ltd. (Specialty retail)	3,748,600	5,906
	CIMC Enric Holdings, Ltd. (Machinery)	1,726,000	2,434
	ENN Energy Holdings, Ltd. (Gas utilities)	225,000	1,571
	Haier Electronics Group Co., Ltd. (Household durables)	1,515,700	4,104
	Haitian International Holdings, Ltd. (Machinery)	1,064,529	2,136
	Huaneng Renewables Corporation, Ltd. Class “H” (Independent power & renewable electricity producers)	7,111,932	2,411
	Kingsoft Corporation, Ltd. (Software)	578,000	2,277
	Lenovo Group, Ltd. (Technology hardware storage & peripherals)	4,140,000	4,548
*	Qihoo 360 Technology Co., Ltd.—ADR (Internet software & services)	27,080	2,697
	Shanghai Fosun Pharmaceutical Group Co., Ltd. Class “H” (Pharmaceuticals)	905,000	3,150
	Shenzhou International Group Holdings, Ltd. (Textiles, apparel & luxury goods)	433,534	1,378
	Sino Biopharmaceutical, Ltd. (Pharmaceuticals)	2,736,000	2,328
	Sunny Optical Technology Group Co., Ltd. (Electronic equipment, instruments & components)	1,836,813	1,793
	Tencent Holdings, Ltd. (Internet software & services)	311,596	21,673
*	Vipshop Holdings, Ltd.—ADR (Internet & catalog retail)	31,897	4,762
	Want Want China Holdings, Ltd. (Food products)	9,357,863	13,922
*	WuXi PharmaTech Cayman, Inc.—ADR (Life sciences tools & services)	86,714	3,196
	Zhuzhou CSR Times Electric Co., Ltd. Class “H” (Electrical equipment)	666,000	2,232
			104,971
	India—15.6%
	Apollo Hospitals Enterprise, Ltd. (Health care providers & services)	155,004	2,367
	HCL Technologies, Ltd. (IT services)	768,967	17,949
	HDFC Bank, Ltd. (Banks)	1,941,709	24,327
	Idea Cellular, Ltd. (Wireless telecommunication services)	984,818	2,276
	IndusInd Bank, Ltd. (Banks)	341,274	2,857
	ITC, Ltd. (Tobacco)	4,202,000	24,833
	Lupin, Ltd. (Pharmaceuticals)	496,893	7,742
	Mahindra & Mahindra, Ltd. (Automobiles)	280,938	4,610
	Motherson Sumi Systems, Ltd. (Auto components)	615,268	2,647
	Sun Pharmaceutical Industries, Ltd. (Pharmaceuticals)	1,455,512	14,016
	Tata Consultancy Services, Ltd. (IT services)	390,718	13,994
	Tata Motors, Ltd. (Automobiles)	2,809,493	18,746
	Tech Mahindra, Ltd. (IT services)	303,988	9,129
			145,493
	Indonesia—4.0%
	PT Astra International Tbk (Automobiles)	19,866,100	12,897
	PT Bank Rakyat Indonesia Persero Tbk (Banks)	17,249,521	14,539
	PT Jasa Marga Persero Tbk (Transportation infrastructure)	2,673,000	1,412
	PT Kalbe Farma Tbk (Pharmaceuticals)	52,476,115	6,767

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value
Common Stocks—(continued)
Emerging Asia—51.7%—(continued)
Indonesia—4.0%—(continued)
PT Media Nusantara Citra Tbk (Media)	8,859,000	$2,051
		37,666
Malaysia—0.2%
Guinness Anchor Bhd (Beverages)	351,298	1,515
Papua New Guinea—1.1%
Oil Search, Ltd. (Oil, gas & consumable fuels)	1,251,015	9,815
Philippines—0.3%
Universal Robina Corporation (Food products)	1,032,700	3,270
South Korea—6.9%
Coway Co., Ltd. (Household durables)	35,365	2,482
GS Home Shopping, Inc. (Internet & catalog retail)	9,111	2,029
Halla Visteon Climate Control Corporation (Auto components)	94,060	4,294
Hyundai Motor Co. (Automobiles)	65,615	15,472
International Container Terminal Services, Inc. (Transportation infrastructure)	1,004,900	2,420
NHN Corporation (Internet software & services)	13,550	9,853
Samsung Electronics Co., Ltd. (Semiconductors & semiconductor equipment)	21,804	27,510
		64,060
Taiwan—11.2%
Advantech Co., Ltd. (Technology hardware, storage & peripherals)	220,000	1,427
Delta Electronics, Inc. (Electronic equipment, instruments & components)	2,786,000	17,199
E.Sun Financial Holding Co., Ltd. (Banks)	3,491,000	2,104
Fubon Financial Holding Co., Ltd. (Diversified financial services)	9,571,560	12,981
Hiwin Technologies Corporation (Machinery)	296,000	2,867
Largan Precision Co., Ltd. (Electronic equipment, instruments & components)	168,000	7,944
MediaTek, Inc. (Semiconductors & semiconductor equipment)	1,547,000	22,835
Merida Industry Co., Ltd. (Leisure products)	347,000	2,302
Novatek Microelectronics Corporation (Semiconductors & semiconductor equipment)	814,000	3,729
Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	1,551,805	31,067
		104,455
Thailand—0.8%
Airports of Thailand PCL (Transportation infrastructure)	783,500	4,685
Kasikornbank PCL (Banks)	428,400	2,351
		7,036
Emerging Latin America—21.5%
Brazil—14.3%
AMBEV S.A.—ADR (Beverages)	3,899,108	28,892
BB Seguridade Participacoes S.A. (Insurance)	2,108,000	23,328
BR Malls Participacoes S.A. (Real estate management & development)	1,776,190	15,327
CCR S.A (Transportation infrastructure)	1,363,189	10,466
Cielo S.A. (IT services)	676,500	21,559
Kroton Educacional S.A. (Diversified consumer services)	424,080	9,327

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Latin America—21.5%—(continued)
	Brazil—14.3%—(continued)
	Tractebel Energia S.A. (Independent power & renewable electricity producers)	597,438	$9,242
	Ultrapar Participacoes S.A. (Oil, gas & consumable fuels)	587,300	14,213
	Weg S.A. (Machinery)	14,800	207
			132,561
	Chile—0.8%
	CFR Pharmaceuticals S.A. (Pharmaceuticals)	8,779,571	1,763
	Inversiones La Construccion S.A. (Diversified financial services)	163,040	2,200
	S.A.C.I. Falabella (Multiline retail)	401,563	3,549
			7,512
	Colombia—1.3%
	Pacific Rubiales Energy Corporation (Oil, gas & consumable fuels)	653,983	11,778
	Mexico—3.6%
	Fibra Uno Administracion S.A. de C.V. (Real estate investment trusts (REITs))	2,007,669	6,496
	Grupo Financiero Banorte S.A.B. de C.V. Class “O” (Banks)	1,409,710	9,533
	Grupo Lala S.A.B. de C.V. (Food products)	1,050,200	2,172
	Infraestructura Energetica Nova S.A.B. de C.V. (Gas utilities)	468,700	2,428
*	Promotora y Operadora de Infraestructura S.A.B. de C.V. (Construction & engineering)	179,500	2,411
	Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	4,194,100	9,991
			33,031
	Panama—0.2%
	Copa Holdings S.A. Class “A” (Airlines)†	15,920	2,312
	Peru—1.3%
	Credicorp, Ltd. (Banks)†	71,016	9,795
	Intercorp Financial Services, Inc. (Diversified financial services)	80,070	2,522
			12,317
	Emerging Europe, Mid-East, Africa—19.0%
	Georgia—0.3%
	Bank of Georgia Holdings plc (Banks)	62,808	2,610
	Greece—0.3%
*	JUMBO S.A. (Specialty retail)	137,595	2,464
	Nigeria—0.8%
	Guaranty Trust Bank plc (Banks)	19,223,102	2,970
	Nestle Nigeria plc (Food products)	329,513	2,120
	Nigerian Breweries plc (Beverages)	2,271,955	2,134
			7,224
	Poland—2.0%
	Powszechna Kasa Oszczednosci Bank Polski S.A. (Banks)	1,314,183	18,462
	Qatar—1.0%
	Qatar International Islamic Bank (Banks)	28,980	573

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—19.0%—(continued)
	Qatar—1.0%—(continued)
	Qatar National Bank S.A.Q. (Banks)	178,060	$9,174
			9,747
	Russia—2.0%
*	Etalon Group Ltd.—144A—GDR (Real estate management & development)	190,518	741
	Magnit OJSC—144A—GDR (Food & staples retailing)†	110,511	6,056
*	Mail.ru Group Ltd.—144A—GDR (Internet software & services)†	17,614	624
*	Mail.ru Group, Ltd.—GDR (Internet software & services)	102,031	3,617
*	Yandex N.V. Class “A” (Internet software & services)†	256,665	7,749
			18,787
	South Africa—6.6%
	Aspen Pharmacare Holdings, Ltd. (Pharmaceuticals)	226,966	6,064
	Bidvest Group, Ltd. (Industrial conglomerates)	196,672	5,201
	Discovery, Ltd. (Insurance)	399,243	3,199
	Life Healthcare Group Holdings, Ltd. (Health care providers & services)	920,381	3,367
	Mr. Price Group, Ltd. (Specialty retail)	225,097	3,366
	MTN Group, Ltd. (Wireless telecommunication services)	891,123	18,245
	Naspers, Ltd. (Media)	199,745	22,034
			61,476
	Turkey—0.5%
	Turkiye Garanti Bankasi A.S. (Banks)	1,449,217	4,958
	United Arab Emirates—5.5%
	Air Arabia PJSC (Airlines)	6,027,333	2,297
*	DAMAC Real Estate Development Ltd.—144A—GDR (Real estate management & development)	137,623	2,333
	DP World, Ltd. (Transportation infrastructure)	185,056	3,313
	Dragon Oil plc (Oil, gas & consumable fuels)	472,761	4,453
	Dubai Islamic Bank PJSC (Banks)	2,004,772	3,351
	Emaar Properties PJSC (Real estate management & development)	7,599,975	20,588
	First Gulf Bank PJSC (Banks)	3,321,059	14,738
			51,073
	Total Common Stocks—92.2% (cost $754,797)		856,939
	Preferred Stock
	Brazil—3.2%
	Itau Unibanco Holding S.A. (Banks)	1,978,285	29,557
	Total Preferred Stock—3.2% (cost $27,509)		29,557

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Affiliated Fund
Emerging Asia—2.6%
China—2.6%
William Blair China A-Share Fund, LLC	2,362,400	$24,167
Total Affiliated Fund—2.6% (cost $23,624)		24,167
Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 3/31/14, due 4/1/14, repurchase price $16,047, collateralized by FHLMC, 0.000%, due 7/23/14	$16,047	16,047
Total Repurchase Agreement—1.7% (cost $16,047)		16,047
Total Investments—99.7% (cost $821,977)		926,710
Cash and other assets, less liabilities—0.3%		2,845
Net assets—100.0%		$929,555

ADR = American Depository Receipt

GDR = Global Depository Receipt

* Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

As of March 31, 2014, the Fund invested in William Blair China A-Share Fund, LLC, an affiliated fund. There are no unfunded commitments to the affiliated fund and the Fund may redeem its investment monthly.

	Share Activity				Period Ended March 31, 2014 (in thousands)

Change in net
unrealized
	Balance			Balance		Dividend	Net realized	appreciation
Security Name	12/31/2013	Purchases	Sales	03/31/2014	Value	Income	gain (loss)	(depreciation)
William Blair China A-Share Fund, LLC	2,362,400	—	—	2,362,400	$24,167	$—	$—	$(3,615)

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

At March 31, 2014, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Information Technology	27.1%
Financials	26.8%
Consumer Discretionary	14.8%
Consumer Staples	10.8%
Health Care	6.0%
Industrials	5.2%
Energy	4.5%
Utilities	2.4%
Telecommunication Services	2.3%
Materials	0.1%
Total	100.0%

At March 31, 2014, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Indian Rupee	16.0%
U.S. Dollar	15.7%
Brazilian Real	14.6%
Hong Kong Dollar	9.5%
New Taiwan Dollar	8.1%
South Korean Won	6.8%
South African Rand	6.7%
UAE Dirham	4.5%
Indonesian Rupiah	4.1%
Mexican Peso	3.6%
Polish Zloty	2.0%
Canadian Dollar	1.3%
Australian Dollar	1.1%
Qatari Rial	1.1%
All Other Currencies	4.9%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—67.5%
	Cambodia—1.6%
	NagaCorp, Ltd. (Hotels, restaurants & leisure)	2,688,000	$2,800
	China—15.8%
	Ajisen China Holdings, Ltd. (Hotels, restaurants & leisure)	1,315,000	1,197
	Beijing Enterprises Water Group, Ltd. (Water utilities)	3,222,000	2,255
	Biostime International Holdings, Ltd. (Food products)	101,500	697
	China Distance Education Holdings, Ltd.—ADR (Diversified consumer services)	42,572	767
	China Everbright International, Ltd. (Commercial services & supplies)	1,635,000	2,239
*	China Lodging Group, Ltd.—ADR (Hotels, restaurants & leisure)	39,536	971
	China Medical System Holdings, Ltd. (Pharmaceuticals)	1,029,000	1,165
	CIMC Enric Holdings, Ltd. (Machinery)	1,202,000	1,695
*	CT Environmental Group, Ltd. (Water utilities)	888,000	693
	Dawnrays Pharmaceutical Holdings, Ltd. (Pharmaceuticals)	1,044,000	742
	Haitian International Holdings, Ltd. (Machinery)	654,000	1,312
*	Hollysys Automation Technologies, Ltd. (Electronic equipment, instruments & components)†	151,010	3,253
	Huaneng Renewables Corporation, Ltd. Class “H” (Independent power & renewable electricity producers)	1,962,000	665
	Kingsoft Corporation, Ltd. (Software)	544,000	2,143
	Minth Group, Ltd. (Auto components)	1,142,000	2,329
*	PAX Global Technology, Ltd. (Electronic equipment, instruments & components)	1,543,000	786
	Travelsky Technology, Ltd. Class “H” (IT services)	923,094	820
*	WuXi PharmaTech Cayman, Inc.—ADR (Life sciences tools & services)	48,389	1,784
*	YY, Inc.—ADR (Internet software & services)	23,928	1,827
	Zhuzhou CSR Times Electric Co., Ltd. Class “H” (Electrical equipment)	291,000	975
			28,315
	India—17.2%
	Alembic Pharmaceuticals, Ltd. (Pharmaceuticals)	234,203	1,114
	Amara Raja Batteries, Ltd. (Electrical equipment)	186,259	1,229
	Apollo Tyres, Ltd. (Auto components)	435,323	1,160
	Bata India, Ltd. (Textiles, apparel & luxury goods)	63,815	1,213
	Berger Paints India, Ltd. (Chemicals)	155,198	595
	Bharat Forge, Ltd. (Auto components)	234,538	1,655
	Blue Dart Express, Ltd. (Air freight & logistics)	17,998	1,139
	Britannia Industries, Ltd. (Food products)	69,702	983
	Cummins India, Ltd. (Machinery)	67,886	681
	eClerx Services, Ltd. (IT services)	25,294	451
	Eicher Motors, Ltd. (Machinery)	20,587	2,046
	Emami, Ltd. (Personal products)	78,771	574
	Glenmark Pharmaceuticals, Ltd. (Pharmaceuticals)	87,343	831
	Gruh Finance, Ltd. (Thrifts & mortgage finance)	196,835	976
	Havells India, Ltd. (Electrical equipment)	146,978	2,301
	IndusInd Bank, Ltd. (Banks)	347,666	2,911
	Ipca Laboratories, Ltd. (Pharmaceuticals)	161,032	2,249
	Mahindra & Mahindra Financial Services, Ltd. (Consumer finance)	86,576	367
*	Marico Kaya Enterprises, Ltd. (Personal products)**§(a)	835	—
	MindTree, Ltd. (IT services)	54,774	1,208
	Motherson Sumi Systems, Ltd. (Auto components)	629,307	2,707
	MRF, Ltd. (Auto components)	3,047	1,105

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—67.5%—(continued)
	India—17.2%—(continued)
	Page Industries, Ltd. (Textiles, apparel & luxury goods)	14,027	$1,516
	Persistent Systems, Ltd. (IT services)	74,492	1,310
	Pidilite Industries, Ltd. (Chemicals)	121,662	625
			30,946
	Indonesia—6.3%
	PT Ace Hardware Indonesia Tbk (Specialty retail)	33,164,900	2,190
	PT Ciputra Development Tbk (Real estate management & development)	14,126,000	1,442
	PT Global Mediacom Tbk (Media)	2,488,600	515
	PT Jasa Marga (Transportation infrastructure)	3,283,000	1,734
*	PT Matahari Department Store Tbk (Multiline retail)	1,852,000	2,266
	PT Pakuwon Jati Tbk (Real estate management & development)	66,255,500	2,041
	PT Surya Citra Media Tbk (Media)	4,309,400	1,214
			11,402
	Malaysia—1.6%
	Alam Maritim Resources Bhd (Energy equipment & services)	1,433,800	619
	Dayang Enterprise Holdings Bhd (Energy equipment & services)	1,192,700	1,370
	Silverlake Axis, Ltd. (Software)	1,185,000	824
			2,813
	Pakistan—0.4%
	Lucky Cement, Ltd. (Construction materials)	230,100	742
	Philippines—4.0%
*	East West Banking Corporation (Banks)	459,200	293
	Jollibee Foods Corporation (Hotels, restaurants & leisure)	535,140	2,040
	Puregold Price Club, Inc. (Food & staples retailing)	2,127,200	2,087
	RFM Corporation (Food products)	4,828,500	628
*	Robinsons Retail Holdings, Inc. (Food & staples retailing)	432,370	656
	Universal Robina Corporation (Food products)	443,930	1,406
			7,110
	South Korea—8.2%
	Grand Korea Leisure Co., Ltd. (Hotels, restaurants & leisure)	54,900	2,256
	GS Home Shopping, Inc. (Internet & catalog retail)	3,028	674
	Halla Climate Control Corporation (Auto components)	59,970	2,738
	Hanssem Co., Ltd. (Household durables)	29,380	1,932
	Hotel Shilla Co., Ltd. (Hotels, restaurants & leisure)	24,513	1,983
	Interpark Corporation (Internet & catalog retail)	87,070	998
	KEPCO Plant Service & Engineering Co., Ltd. (Commercial services & supplies)	13,862	883
	Medy-Tox, Inc. (Biotechnology)	4,806	652
	Paradise Co., Ltd. (Hotels, restaurants & leisure)	87,273	2,661
			14,777
	Sri Lanka—0.7%
	Commercial Bank of Ceylon plc (Banks)	778,050	726
	John Keells Holdings plc (Industrial conglomerates)	267,096	465
			1,191

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—67.5%—(continued)
	Taiwan—9.8%
	Advantech Co., Ltd. (Technology hardware, storage & peripherals)	135,000	$876
	Airtac International Group (Machinery)	224,000	2,321
	Eclat Textile Co., Ltd. (Textiles, apparel & luxury goods)	150,300	1,737
	Ginko International Co., Ltd. (Health care equipment & supplies)	47,000	810
	Grape King Bio, Ltd. (Personal products)	155,000	669
	Hermes Microvision, Inc. (Semiconductors & semiconductor equipment)	48,000	1,923
	Hiwin Technologies Corporation (Machinery)	230,000	2,228
	King Slide Works Co., Ltd. (Machinery)	215,000	2,930
	Merry Electronics Co., Ltd. (Household durables)	247,000	1,351
	PChome Online, Inc. (Internet software & services)	119,000	891
	Poya Co., Ltd. (Multiline retail)	146,000	949
	Yungtay Engineering Co., Ltd. (Machinery)	327,000	939
			17,624
	Thailand—1.9%
	Central Plaza Hotel PCL (Hotels, restaurants & leisure)	1,101,287	1,027
	KCE Electronics PCL (Electronic equipment, instruments & components)	1,037,200	983
	Minor International PCL (Hotels, restaurants & leisure)	1,960,410	1,499
			3,509
	Emerging Europe, Mid-East, Africa—21.4%
	Georgia—1.2%
	Bank of Georgia Holdings plc (Banks)	53,462	2,222
	Greece—2.3%
	Hellenic Exchanges - Athens Stock Exchange S.A. Holding (Diversified financial services)	88,159	1,105
*	JUMBO S.A. (Specialty retail)	86,835	1,555
	OPAP S.A. (Hotels, restaurants & leisure)	91,732	1,479
			4,139
	Kenya—3.4%
	East African Breweries, Ltd. (Beverages)	72,900	227
	Equity Bank, Ltd. (Banks)	1,361,200	500
	Kenya Commercial Bank, Ltd. (Banks)	1,002,500	534
	Safaricom, Ltd. (Wireless telecommunication services)	33,861,800	4,860
			6,121
	Nigeria—1.3%
	Guaranty Trust Bank plc (Banks)	2,240,576	346
	Nestle Nigeria plc (Food products)	304,067	1,956
			2,302
	Poland—3.2%
*	Bank Millennium S.A. (Banks)	984,034	2,913
	LPP S.A. (Textiles, apparel & luxury goods)	963	2,830
			5,743

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—21.4%—(continued)
	Qatar—2.2%
	Gulf International Services OSC (Energy equipment & services)	91,754	$1,978
	Qatar Insurance Co. (Insurance)	46,784	834
	Qatar International Islamic Bank (Banks)	59,680	1,180
			3,992
	South Africa—3.9%
*	Brait SE (Capital markets)	116,284	588
	Clicks Group, Ltd. (Multiline retail)	66,596	415
	Coronation Fund Managers, Ltd. (Capital markets)	355,942	3,347
	Discovery, Ltd. (Insurance)	24,472	196
	Famous Brands, Ltd. (Hotels, restaurants & leisure)	112,876	1,064
	Mr Price Group, Ltd. (Specialty retail)	92,564	1,384
			6,994
	United Arab Emirates—3.9%
	Air Arabia PJSC (Airlines)	2,200,756	839
	Al Noor Hospitals Group plc (Health care providers & services)	35,435	634
*	Arabtec Holding Co. (Construction & engineering)	721,779	1,177
*	DAMAC Real Estate Development, Ltd.—144A—GDR (Real estate management & development)	56,460	957
	Dubai Islamic Bank PJSC (Banks)	1,208,470	2,020
	National Bank of Ras Al-Khaimah (Banks)	140,063	344
	NMC Health plc (Health care providers & services)	117,814	991
			6,962
	Emerging Latin America—9.9%
	Brazil—6.1%
	Estacio Participacoes S.A. (Diversified consumer services)	272,400	2,744
	Kroton Educacional S.A. (Diversified consumer services)	165,620	3,642
	Linx S.A. (Software)	79,700	1,567
	Raia Drogasil S.A. (Food & staples retailing)	164,900	1,427
	Smiles S.A. (Media)	96,700	1,545
			10,925
	Mexico—3.2%
	Alsea S.A.B. de C.V. (Hotels, restaurants & leisure)	341,908	1,240
	Banregio Grupo Financiero S.A.B. de C.V. (Banks)	134,108	779
	Compartamos S.A.B. de C.V. (Consumer finance)	100,200	183
	Fibra Uno Administracion S.A. de C.V. (Real estate investment trusts (REITs))	481,500	1,558
*	Macquarie Mexico Real Estate Management S.A. de C.V.—144A (Real estate investment trusts (REITs))	137,495	260
	Megacable Holdings S.A.B. de C.V. (Media)	192,600	786
	TF Administradora Industrial S de RL de C.V. (Real estate investment trusts (REITs))	484,456	976
			5,782
	Panama—0.6%
	Copa Holdings S.A. CLASS “A” (Airlines)†	7,379	1,071

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Common Stocks—(continued)
Total Common Stocks—98.8% (cost $149,003)		177,482
Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 03/31/14, due 04/01/14, repurchase price $5,547, collateralized by FHLMC, 0.000%, due 7/23/14	$5,547	$5,547
Total Repurchase Agreement—3.1% (cost $5,547)		5,547
Total Investments—101.9% (cost $154,550)		183,029
Liabilities, plus cash and other assets—(1.9)%		(3,468)
Net assets—100.0%		$179,561

ADR = American Depository Receipt

GDR = Global Depository Receipt

* Non-income producing securities

† = U.S. listed foreign security

** = Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. This holding represents 0.00% of the Fund’s net assets at March 31, 2014.

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. This holding represents 0.00% of the net assets at March 31, 2014.

(a) Value is less than the minimum amount disclosed.

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

At March 31, 2014, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Consumer Discretionary	36.0%
Financials	16.7%
Industrials	15.9%
Information Technology	10.6%
Consumer Staples	6.6%
Health Care	6.2%
Telecommunication Services	2.7%
Energy	2.2%
Utilities	2.0%
Materials	1.1%
Total	100.0%

At March 31, 2014, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Indian Rupee	17.4%
Hong Kong Dollar	12.7%
New Taiwan Dollar	9.9%
South Korean Won	8.3%
Indonesian Rupiah	6.4%
Brazilian Real	6.2%
U.S. Dollar	6.0%
Philippine Peso	4.0%
South African Rand	3.9%
Euro	3.9%
Kenyan Shilling	3.4%
Mexican Peso	3.3%
UAE Dirham	2.5%
Qatari Rial	2.3%
British Pound Sterling	2.2%
Thai Baht	2.0%
Polish Zloty	1.6%
Nigerian Naira	1.3%
Malaysian Ringgit	1.1%
All Other Currencies	1.6%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2014 (all amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—45.0%
U.S. Treasury Inflation Indexed Notes/Bonds—5.7%
U.S. Treasury Inflation Indexed Note, 2.375%, due 1/15/17	$1,160	$1,271
U.S. Treasury Inflation Indexed Bond, 3.875%, due 4/15/29	9,390	13,273
Total U.S. Treasury Inflation Indexed Notes/Bonds		14,544
U.S. Treasury—0.4%
U.S. Treasury Strip Principal, 0.000%, due 5/15/20	1,000	879
Government National Mortgage Association (GNMA)—1.4%
#623162, 6.500%, due 7/15/18	34	36
#589335, 6.500%, due 10/15/22	38	43
#357322, 7.000%, due 9/15/23	13	14
#616250, 6.000%, due 2/15/24	7	8
#509405, 7.500%, due 8/15/29	1	1
GNR 2004-2 M5, 4.891%, due 7/16/34	57	59
#699118, 6.000%, due 9/15/38	3,078	3,448
Total GNMA Mortgage Obligations		3,609
Federal Home Loan Mortgage Corp. (FHLMC)—6.0%
#G12258, 6.000%, due 8/1/16	9	10
#J04096, 6.500%, due 1/1/17	17	18
#E90398, 7.000%, due 5/1/17	34	36
#G11549, 7.000%, due 7/1/17	4	4
#G90027, 6.000%, due 11/17/17	8	9
#G30093, 7.000%, due 12/1/17	10	11
#O20005, 6.500%, due 1/1/18	9	10
#E96940, 4.500%, due 6/1/18	48	51
#G30254, 6.500%, due 5/1/19	11	12
#J02986, 6.500%, due 7/1/21	26	28
#G30255, 7.000%, due 7/1/21	10	10
#G30243, 6.000%, due 12/1/21	9	10
#D95621, 6.500%, due 7/1/22	39	44
#J16051, 4.500%, due 7/1/26	1,006	1,081
#J19032, 3.500%, due 5/1/27	232	244
#G02183, 6.500%, due 3/1/30	46	52
#G01728, 7.500%, due 7/1/32	187	222
#C01385, 6.500%, due 8/1/32	167	190
#A13303, 5.000%, due 9/1/33	665	734
#C01623, 5.500%, due 9/1/33	213	237
#A15039, 5.500%, due 10/1/33	3	3
#G01843, 6.000%, due 6/1/35	40	45
#G02141, 6.000%, due 3/1/36	962	1,088
#A62179, 6.000%, due 6/1/37	397	448
#A63539, 6.000%, due 7/1/37	552	625
#A62858, 6.500%, due 7/1/37	245	274
#G03170, 6.500%, due 8/1/37	603	676
#A66843, 6.500%, due 10/1/37	1,537	1,753
#G04053, 5.500%, due 3/1/38	133	149
#A78138, 5.500%, due 6/1/38	672	752
#G04544, 6.000%, due 8/1/38	1,551	1,733

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2014 (all amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal Home Loan Mortgage Corp. (FHLMC)—(continued)
#A81799, 6.500%, due 9/1/38	$1,082	$1,232
#A86143, 5.000%, due 5/1/39	82	90
#G06017, 5.500%, due 6/1/40	309	344
#C03665, 9.000%, due 4/1/41	1,295	1,573
#G06583, 5.000%, due 6/1/41	1,434	1,590
Total FHLMC Mortgage Obligations		15,388
Federal National Mortgage Association (FNMA)—31.5%
#458124, 7.000%, due 12/15/14	1	1
#576553, 8.000%, due 2/1/16	17	17
#580793, 6.000%, due 4/1/16	1	1
#555747, 8.000%, due 5/1/16	2	2
#624506, 6.000%, due 1/1/17	1	1
#679247, 7.000%, due 8/1/17	5	5
#689612, 5.000%, due 5/1/18	136	145
#695910, 5.000%, due 5/1/18	284	303
#697593, 5.000%, due 5/1/18	250	267
#251960, 6.000%, due 9/1/18	4	4
#770395, 5.000%, due 4/1/19	6	6
#788424, 5.500%, due 9/1/19	34	36
#835563, 7.000%, due 10/1/20	27	30
#900725, 6.000%, due 8/1/21	73	79
#893325, 7.000%, due 9/1/21	27	30
#735104, 7.000%, due 5/1/22	7	7
#889342, 5.000%, due 3/1/23	101	109
#AA2924, 4.500%, due 4/1/24	465	501
#932095, 4.000%, due 11/1/24	2,378	2,547
#255956, 5.500%, due 10/1/25	34	38
#AH2671, 4.000%, due 1/1/26	311	333
#890329, 4.000%, due 4/1/26	820	876
#AI4872, 4.500%, due 6/1/26	624	673
#AL2851, 4.000%, due 8/1/26	5,460	5,849
#AI9811, 4.500%, due 8/1/26	395	426
#AH9564, 3.500%, due 9/1/26	978	1,029
#AJ2322, 3.500%, due 10/1/26	298	314
#AJ3203, 4.000%, due 10/1/26	159	171
#AJ8149, 3.500%, due 12/1/26	1,152	1,212
#AJ7724, 4.000%, due 12/1/26	798	855
#AJ9402, 4.000%, due 12/1/26	1,741	1,865
#AB4818, 4.000%, due 4/1/27	997	1,069
#AP0446, 3.500%, due 7/1/27	5,011	5,268
#AL2590, 4.000%, due 7/1/27	1,907	2,042
#AV6413, 4.000%, due 2/1/29	2,972	3,184
#252925, 7.500%, due 12/1/29	2	2
#535977, 6.500%, due 4/1/31	14	16
#253907, 7.000%, due 7/1/31	2	3
#587849, 6.500%, due 11/1/31	24	27
#545437, 7.000%, due 2/1/32	91	106
#545759, 6.500%, due 7/1/32	841	952
#545869, 6.500%, due 7/1/32	2,711	3,169

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2014 (all amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#678007, 6.000%, due 9/1/32	$15	$17
#670385, 6.500%, due 9/1/32	1,262	1,439
#254548, 5.500%, due 12/1/32	99	110
#684601, 6.000%, due 3/1/33	897	1,014
#703391, 5.000%, due 5/1/33	116	128
#708993, 5.000%, due 6/1/33	50	55
#730131, 5.000%, due 8/1/33	82	91
#190340, 5.000%, due 9/1/33	97	107
#254868, 5.000%, due 9/1/33	10	12
#727056, 5.000%, due 9/1/33	612	677
#739243, 6.000%, due 9/1/33	1,079	1,219
#739331, 6.000%, due 9/1/33	536	607
#555800, 5.500%, due 10/1/33	109	121
#555946, 5.500%, due 11/1/33	493	555
#756153, 5.500%, due 11/1/33	1,093	1,222
#725017, 5.500%, due 12/1/33	55	61
#725205, 5.000%, due 3/1/34	1,345	1,475
#725232, 5.000%, due 3/1/34	1,616	1,771
#725238, 5.000%, due 3/1/34	502	553
#763798, 5.500%, due 3/1/34	157	176
#776964, 5.000%, due 4/1/34	422	467
#725611, 5.500%, due 6/1/34	206	229
#783786, 5.500%, due 7/1/34	174	196
#786546, 6.000%, due 7/1/34	462	521
#787816, 6.000%, due 7/1/34	565	639
#190353, 5.000%, due 8/1/34	145	159
#794474, 6.000%, due 10/1/34	81	91
#745092, 6.500%, due 7/1/35	639	726
#357944, 6.000%, due 9/1/35	44	49
#829306, 6.000%, due 9/1/35	498	563
#836140, 5.500%, due 10/1/35	82	92
#843487, 6.000%, due 10/1/35	162	184
#849191, 6.000%, due 1/1/36	282	318
#848782, 6.500%, due 1/1/36	389	440
#745349, 6.500%, due 2/1/36	580	662
#888305, 7.000%, due 3/1/36	18	21
#895637, 6.500%, due 5/1/36	188	211
#831540, 6.000%, due 6/1/36	66	74
#745802, 6.000%, due 7/1/36	296	335
#886220, 6.000%, due 7/1/36	628	709
#893318, 6.500%, due 8/1/36	77	88
#831926, 6.000%, due 12/1/36	16	18
#902974, 6.000%, due 12/1/36	515	575
#909480, 6.000%, due 2/1/37	538	607
#938440, 6.000%, due 7/1/37	248	277
#928561, 6.000%, due 8/1/37	381	431
#948689, 6.000%, due 8/1/37	498	557
#946646, 6.000%, due 9/1/37	168	190
#888967, 6.000%, due 12/1/37	1,357	1,535
#889385, 6.000%, due 2/1/38	341	386
#962058, 6.500%, due 3/1/38	2,504	2,809

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2014 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#934006, 6.500%, due 9/1/38		$679	$766
#986856, 6.500%, due 9/1/38		395	444
#991911, 7.000%, due 11/1/38		428	502
#AL3775, 5.000%, due 1/1/39		2,685	2,975
#AA7611, 5.000%, due 5/1/39		1,280	1,413
#AA8443, 5.000%, due 6/1/39		379	420
#931492, 6.000%, due 7/1/39		299	338
#AA6898, 6.000%, due 7/1/39		1,397	1,582
#932279, 5.000%, due 12/1/39		163	179
#AE0082, 5.000%, due 5/1/40		870	955
#AB1200, 5.500%, due 7/1/40		2,123	2,382
#AD7137, 5.500%, due 7/1/40		3,684	4,160
#AL0913, 6.000%, due 7/1/41		2,035	2,273
#AK2733, 5.000%, due 2/1/42		2,780	3,080
Total FNMA Mortgage Obligations			80,608
Asset-Backed Securities—4.3%
Avis Budget Rental Car Funding AESOP LLC—144A, 2010-3A, Tranche A, 4.640%, 5/20/16	Aaa	100	104
Centre Point Funding LLC—144A, 2010-1A, Tranche 1, 5.430%, 7/20/16	A2	1,426	1,467
Hertz Vehicle Financing LLC—144A, 2013-1A, Tranche B1, 1.860%, 8/25/17	Baa1	1,500	1,503
GE Capital Credit Card Master Note Trust, 2012-6, Tranche B, 1.830%, 8/17/20	AA-	3,000	2,971
SLM Student Loan Trust, 2002-1, Tranche B, 0.709%, 1/25/21, VRN	Aaa	1,397	1,396
Centre Point Funding LLC—144A, 2012-2A, Tranche 1, 2.610%, 8/20/21	Baa2	1,358	1,365
SLM Private Education Loan Trust—144A, 2011-A, Tranche A3, 2.655%, 1/15/43, VRN	AAA	2,000	2,125
Total Asset-Backed Securities			10,931
Corporate Obligations—47.2%
Devon Energy Corporation, 0.683%, due 12/15/15, VRN	BBB+	1,950	1,953
Penske Truck Leasing Co. L.P.—144A, 3.750%, due 5/11/17	BBB+	2,000	2,124
Exelon Generation Co. LLC, 6.200%, due 10/1/17	BBB+	1,160	1,312
Toll Brothers Finance Corporation, 8.910%, due 10/15/17	BBB-	1,050	1,276
Intesa Sanpaolo SpA, 3.875%, due 1/16/18	BBB+	2,000	2,072

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2014 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Banco Davivienda S.A.—144A, 2.950%, due 1/29/18	BBB-	$2,000	$1,975
Wyndham Worldwide Corporation, 2.500%, due 3/1/18	BBB-	500	503
Morgan Stanley, 6.625%, due 4/1/18	A	2,000	2,334
International Lease Finance Corporation, 3.875%, due 4/15/18	BBB-	1,400	1,431
Merrill Lynch & Co., Inc., 6.875%, due 11/15/18	A	1,100	1,312
The Goldman Sachs Group, Inc., 1.336%, due 11/15/18, VRN	A	2,300	2,323
Glencore Funding LLC—144A, 1.599%, due 1/15/19, VRN	BBB	1,500	1,497
Petrobras Global Finance BV, 2.379%, due 1/15/19, VRN	Baa1	2,900	2,838
CSX Corporation, 7.375%, due 2/1/19	BBB+	870	1,060
Cemex S.A.B. de C.V.—144A, 5.875%, due 3/25/19	BB-	1,500	1,558
Citigroup, Inc., 8.500%, due 5/22/19	A	2,050	2,615
Roper Industries, Inc., 6.250%, due 9/1/19	BBB	1,850	2,128
Republic Services, Inc., 5.500%, due 9/15/19	BBB+	1,725	1,958
SBA Communications Corporation, 5.625%, due 10/1/19	B	1,250	1,316
Boston Properties L.P., 5.875%, due 10/15/19	A-	1,575	1,819
Toll Brothers Finance Corporation, 6.750%, due 11/1/19	BBB-	500	570
Ford Motor Credit Co. LLC, 8.125%, due 1/15/20	BBB-	2,500	3,156
Johnson Controls, Inc., 5.000%, due 3/30/20	BBB+	1,675	1,862
Myriad International Holdings BV—144A, 6.000%, due 7/18/20	Baa3	2,000	2,180
Alcoa, Inc., 6.150%, due 8/15/20	BBB-	2,050	2,237
Omnicom Group, Inc., 4.450%, due 8/15/20	BBB+	2,075	2,216
Ally Financial, Inc., 7.500%, due 9/15/20	BB	1,000	1,193
Georgia-Pacific LLC—144A, 5.400%, due 11/1/20	A+	1,500	1,684
Standard Pacific Corporation, 8.375%, due 1/15/21	B+	1,750	2,078

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2014 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
ArcelorMittal, 6.000%, due 3/1/21	BB+	$1,600	$1,714
Wyndham Worldwide Corporation, 5.625%, due 3/1/21	BBB-	1,000	1,094
Energizer Holdings, Inc., 4.700%, due 5/19/21	BBB-	2,050	2,151
Hewlett-Packard Co., 4.300%, due 6/1/21	A-	2,400	2,513
JBS USA LLC / JBS USA Finance, Inc.—144A, 7.250%, due 6/1/21	BB	1,500	1,605
O’Reilly Automotive, Inc., 4.625%, due 9/15/21	BBB	2,275	2,422
Corporation Nacional del Cobre de Chile—144A, 3.875%, due 11/3/21	AA-	1,900	1,921
Itau Unibanco Holding S.A.—144A, 6.200%, due 12/21/21	BBB	1,600	1,698
SLM Corporation, 7.250%, due 1/25/22	BBB-	2,000	2,212
Fresenius Medical Care US Finance II, Inc.—144A, 5.875%, due 1/31/22	BB+	1,000	1,068
Post Holdings, Inc., 7.375%, due 2/15/22	B1	1,575	1,701
Masco Corporation, 5.950%, due 3/15/22	BBB-	1,675	1,826
BE Aerospace, Inc., 5.250%, due 4/1/22	BB	1,550	1,602
United Rentals North America, Inc., 7.625%, due 4/15/22	BB-	1,525	1,718
Discover Financial Services, 5.200%, due 4/27/22	BBB	2,150	2,306
The Goodyear Tire & Rubber Co., 7.000%, due 5/15/22	B+	1,550	1,728
Embraer S.A., 5.150%, due 6/15/22	BBB	2,500	2,600
Bancolombia S.A., 5.125%, due 9/11/22	BBB-	1,750	1,715
Penske Automotive Group, Inc., 5.750%, due 10/1/22	B	1,000	1,050
WEA Finance LLC—144A, 3.375%, due 10/3/22	A2	2,650	2,651
American Axle & Manufacturing, Inc., 6.625%, due 10/15/22	B+	1,550	1,688
Jones Lang LaSalle, Inc., 4.400%, due 11/15/22	Baa2	1,750	1,713
Owens Corning, 4.200%, due 12/15/22	BBB-	500	497
Jaguar Land Rover Automotive plc—144A, 5.625%, due 2/1/23	BB	1,500	1,569

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2014 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount/ Contracts	Value
Corporate Obligations—(continued)
Avis Budget Car Rental LLC, 5.500%, due 4/1/23	BB-	$1,525	$1,544
Toll Brothers Finance Corporation, 4.375%, due 4/15/23	BBB-	1,300	1,258
The Kroger Co., 8.000%, due 9/15/29	BBB	450	587
Comcast Corporation, 6.450%, due 3/15/37	A-	650	802
DP World Ltd.—144A, 6.850%, due 7/2/37	Baa3	2,000	2,173
JPMorgan Chase & Co., 6.400%, due 5/15/38	A+	1,470	1,828
Philip Morris International, Inc., 6.375%, due 5/16/38	A	2,175	2,693
General Electric Capital Corporation, 6.875%, due 1/10/39	AA+	750	991
Burlington Northern Santa Fe LLC, 5.750%, due 5/1/40	A3	1,565	1,800
Petroleos Mexicanos, 6.500%, due 6/2/41	BBB+	1,925	2,117
Express Scripts Holding Co., 6.125%, due 11/15/41	BBB+	2,500	2,973
Gilead Sciences, Inc., 5.650%, due 12/1/41	A-	1,775	2,041
Bank of America Corporation, 5.875%, due 2/7/42	A	2,375	2,756
Odebrecht Finance Ltd.—144A, 7.125%, due 6/26/42	BBB	2,000	1,960
Total Corporate Obligations			120,865
Municipal Bond—0.5%
Commonwealth of Puerto Rico, 8.000%, due 7/1/35		1,500	1,401
Foreign Government Bond—1.0%
Turkey Government International Bond, 5.750%, due 3/22/24		2,500	2,599
Total Long-Term Investments—98.0% (cost $242,223)			250,824
Repurchase Agreements
Fixed Income Clearing Corporation, 0.000% dated 3/31/14, due 4/1/14, repurchase price $3,011, collateralized by FNMA, 1.020%, due 10/17/17		3,011	3,011
Total Repurchase Agreement—1.2% (cost $3,011)			3,011
Purchased Option—0.0%
Eurodollar Future, September 2015, Strike $98, Put		300	52

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2014 (all amounts in thousands) (unaudited)

Value
Total Purchased Option—0.0% (cost $121)	$52
Total Investments—99.2% (cost $245,355)	253,887
Cash and other assets, less liabilities—0.8%	2,002
Net assets—100.0%	$255,889

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by either Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc.

The obligations of certain U.S. Government-sponsored securities are neither issued nor guaranteed by the U.S. Treasury.

VRN = Variable Rate Note

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, March 31, 2014 (all amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—57.5%
U.S. Treasury Inflation Indexed Notes/Bonds—5.0%
U.S. Treasury Inflation Indexed Note, 2.375%, due 1/15/17	$1,160	$1,271
U.S. Treasury Inflation Indexed Note, 1.125%, due 1/15/21	3,635	3,862
Total U.S. Treasury Inflation Indexed Notes/Bonds		5,133
U.S. Treasury—0.9%
U.S. Treasury Strip Principal, 0.000%, due 5/15/20	1,000	879
Government National Mortgage Association (GNMA)—0.1%
#780405, 9.500%, due 11/15/17	45	48
#357322, 7.000%, due 9/15/23	46	51
Total GNMA Mortgage Obligations		99
Federal Home Loan Mortgage Corp. (FHLMC)—9.4%
#E81703, 7.000%, due 5/1/15	15	15
#E81697, 8.000%, due 5/1/15	110	113
#E81908, 8.500%, due 12/1/15	12	12
#J02184, 8.000%, due 4/1/16	44	45
#G90022, 8.000%, due 9/17/16	23	23
#M30028, 5.500%, due 5/1/17	5	5
#E90398, 7.000%, due 5/1/17	233	246
#E97112, 4.000%, due 5/1/18	93	98
#D95621, 6.500%, due 7/1/22	1,028	1,154
#J16051, 4.500%, due 7/1/26	1,695	1,821
#J19032, 3.500%, due 5/1/27	1,161	1,221
#A45790, 7.500%, due 5/1/35	159	181
#G02141, 6.000%, due 3/1/36	481	545
#A66843, 6.500%, due 10/1/37	557	635
#A81799, 6.500%, due 9/1/38	607	691
#C03665, 9.000%, due 4/1/41	628	762
#G06583, 5.000%, due 6/1/41	1,793	1,988
Total FHLMC Mortgage Obligations		9,555
Federal National Mortgage Association (FNMA)—42.1%
#593561, 9.500%, due 8/1/14	2	2
#567027, 7.000%, due 9/1/14	7	7
#567026, 6.500%, due 10/1/14	4	4
#458124, 7.000%, due 12/15/14	7	7
#576554, 8.000%, due 1/1/16	168	175
#576553, 8.000%, due 2/1/16	254	263
#555747, 8.000%, due 5/1/16	15	15
#735569, 8.000%, due 10/1/16	102	106
#725410, 7.500%, due 4/1/17	29	30
#643217, 6.500%, due 6/1/17	77	81
#679247, 7.000%, due 8/1/17	296	310
#695910, 5.000%, due 5/1/18	295	315
#740847, 6.000%, due 10/1/18	159	168
#323501, 6.500%, due 1/1/19	60	67
#751313, 5.000%, due 3/1/19	258	276
#852864, 7.000%, due 7/1/20	759	823

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, March 31, 2014 (all amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#458147, 10.000%, due 8/15/20	$151	$166
#835563, 7.000%, due 10/1/20	292	316
#831430, 5.500%, due 3/1/21	468	509
#735574, 8.000%, due 3/1/22	189	207
#679253, 6.000%, due 10/1/22	522	590
FNR G93-19 SH, 11.234%, due 4/25/23, VRN	11	15
#982878, 4.500%, due 5/1/23	397	428
#932095, 4.000%, due 11/1/24	7,544	8,081
#AC5124, 4.000%, due 11/1/24	451	483
#AC6257, 4.000%, due 12/1/24	120	129
#AD8164, 4.000%, due 8/1/25	658	705
#AE1176, 4.000%, due 8/1/25	495	525
#255956, 5.500%, due 10/1/25	101	113
#AL2851, 4.000%, due 8/1/26	2,340	2,507
#AI9811, 4.500%, due 8/1/26	592	639
#AJ2322, 3.500%, due 10/1/26	1,491	1,568
#AJ3203, 4.000%, due 10/1/26	1,594	1,708
#AJ8149, 3.500%, due 12/1/26	2,100	2,208
#AJ7724, 4.000%, due 12/1/26	709	760
#256639, 5.000%, due 2/1/27	19	20
#AB4818, 4.000%, due 4/1/27	771	826
#AP0446, 3.500%, due 7/1/27	2,899	3,048
#AL2590, 4.000%, due 7/1/27	2,368	2,536
#806458, 8.000%, due 6/1/28	178	203
#880155, 8.500%, due 7/1/29	240	279
#797846, 7.000%, due 3/1/32	413	460
#745519, 8.500%, due 5/1/32	176	205
#654674, 6.500%, due 9/1/32	79	89
#733897, 6.500%, due 12/1/32	256	284
#254693, 5.500%, due 4/1/33	15	17
#555531, 5.500%, due 6/1/33	41	46
#555591, 5.500%, due 7/1/33	25	28
#762505, 5.500%, due 11/1/33	240	270
#725231, 5.000%, due 2/1/34	321	354
#725220, 5.000%, due 3/1/34	304	333
#725232, 5.000%, due 3/1/34	305	334
#725238, 5.000%, due 3/1/34	173	190
#776964, 5.000%, due 4/1/34	633	700
#725424, 5.500%, due 4/1/34	162	180
#255630, 5.000%, due 3/1/35	18	19
#888884, 5.500%, due 12/1/35	318	355
#886220, 6.000%, due 7/1/36	447	505
#928658, 6.500%, due 9/1/37	57	64
#889385, 6.000%, due 2/1/38	796	901
#962058, 6.500%, due 3/1/38	866	972
#991911, 7.000%, due 11/1/38	273	321
#AC3237, 5.000%, due 10/1/39	242	266
#AC6156, 5.500%, due 11/1/39	3,088	3,529
#AB1200, 5.500%, due 7/1/40	708	794

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, March 31, 2014 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#AL0028, 5.000%, due 2/1/41		$345	$383
Total FNMA Mortgage Obligations			42,817
Asset-Backed Securities—7.7%
Centre Point Funding LLC—144A, 2010-1A, Tranche 1, 5.430%, 7/20/16	A2	730	751
Chase Issuance Trust, 2008-A8, Tranche A8, 1.355%, 5/15/17, VRN	AAA	1,250	1,265
Citibank Credit Card Issuance Trust, 2008-A6, Tranche A6, 1.357%, 5/22/17, VRN	AAA	700	708
Citibank Omni Master Trust—144A, 2009-A14A, Tranche A14, 2.905%, 8/15/18, VRN	Aaa	1,000	1,010
GE Capital Credit Card Master Note Trust, 2012-6, Tranche B, 1.830%, 8/17/20	AA-	1,705	1,688
SLM Student Loan Trust, 2002-1, Tranche B, 0.709%, 1/25/21, VRN	Aaa	1,863	1,861
SLM Private Education Loan Trust—144A, 2011-A, Tranche A3, 2.655%, 1/15/43, VRN	AAA	500	531
Total Asset-Backed Securities			7,814
Corporate Obligations—32.7%
Bank of America Corporation, 1.054%, due 3/22/16, VRN	A	1,000	1,007
JPMorgan Chase & Co., 6.125%, due 6/27/17	A	1,000	1,134
American Express Co., 6.150%, due 8/28/17	A+	1,000	1,154
Capital One Financial Corporation, 6.750%, due 9/15/17	A-	1,000	1,167
Standard Chartered Bank—144A, 6.400%, due 9/26/17	A+	1,000	1,135
Morgan Stanley, 6.625%, due 4/1/18	A	1,000	1,167
General Electric Capital Corporation, 5.625%, due 5/1/18	AA+	1,000	1,144
Philip Morris International, Inc., 5.650%, due 5/16/18	A	1,250	1,435
Simon Property Group L.P., 6.125%, due 5/30/18	A	1,000	1,164
John Deere Capital Corporation, 5.750%, due 9/10/18	A	1,000	1,159
Merrill Lynch & Co., Inc., 6.875%, due 11/15/18	A	1,000	1,193
The Goldman Sachs Group, Inc., 1.336%, due 11/15/18, VRN	A	1,250	1,263

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, March 31, 2014 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Glencore Funding LLC—144A, 1.599%, due 1/15/19, VRN	BBB	$400	$399
Petrobras Global Finance BV, 2.379%, due 1/15/19, VRN	Baa1	1,000	979
Honeywell International, Inc., 5.000%, due 2/15/19	A	1,000	1,133
Citigroup, Inc., 8.500%, due 5/22/19	A	1,000	1,275
Burlington Northern Santa Fe LLC, 4.700%, due 10/1/19	A3	1,000	1,103
Boston Properties L.P., 5.875%, due 10/15/19	A-	1,000	1,155
Petroleos Mexicanos, 6.000%, due 3/5/20	BBB+	500	566
Myriad International Holdings BV—144A, 6.000%, due 7/18/20	Baa3	500	545
Alcoa, Inc., 6.150%, due 8/15/20	BBB-	700	764
Georgia-Pacific LLC—144A, 5.400%, due 11/1/20	A+	1,000	1,123
Hewlett-Packard Co., 4.300%, due 6/1/21	A-	1,000	1,047
Gilead Sciences, Inc., 4.400%, due 12/1/21	A-	1,000	1,082
Itau Unibanco Holding S.A.—144A, 6.200%, due 12/21/21	BBB	500	531
Masco Corporation, 5.950%, due 3/15/22	BBB-	1,000	1,090
American International Group, Inc., 4.875%, due 6/1/22	A-	1,000	1,097
Embraer S.A., 5.150%, due 6/15/22	BBB	750	780
Odebrecht Finance Ltd.—144A, 5.125%, due 6/26/22	BBB	1,000	1,000
Bancolombia S.A., 5.125%, due 9/11/22	BBB-	1,000	980
WEA Finance LLC—144A, 3.375%, due 10/3/22	A2	1,000	1,000
Jones Lang LaSalle, Inc., 4.400%, due 11/15/22	Baa2	625	612
Toll Brothers Finance Corporation, 4.375%, due 4/15/23	BBB-	850	822
Total Corporate Obligations			33,205
Foreign Government Bond—1.0%
Turkey Government International Bond, 5.750%, due 3/22/24		1,000	1,040

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, March 31, 2014 (all amounts in thousands) (unaudited)

Issuer	Principal Amount/ Contracts	Value
Total Long-Term Investments—98.9% (cost $99,370)		$100,542
Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 3/31/14, due 4/1/14, repurchase price $381, collateralized by FNMA, 1.020%, due 10/17/17	$381	381
Total Repurchase Agreement—0.4% (cost $381)		381
Purchased Option—0.0%
Eurodollar Future, September 2015, Strike $98, Put	150	26
Total Purchased Option—0.0% (cost $60)		26
Total Investments—99.3% (cost $99,811)		100,949
Cash and other assets, less liabilities—0.7%		710
Net assets—100.0%		$101,659

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by either Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc.

The obligations of certain U. S. Government-sponsored securities are neither issued nor guaranteed by the U. S. Treasury.

VRN = Variable Rate Note

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—71.4%
Government National Mortgage Association (GNMA)—0.5%
GNR 2011-24 VA, 3.500%, due 2/20/16	$766	$785
Federal Home Loan Mortgage Corp. (FHLMC)—23.2%
#G12631, 5.500%, due 4/1/17	144	153
#E96962, 4.000%, due 6/1/18	70	74
#E99582, 5.000%, due 9/1/18	22	23
#B11362, 5.500%, due 12/1/18	47	50
#B11849, 5.500%, due 1/1/19	144	155
#B14961, 4.500%, due 6/1/19	72	77
#G11604, 5.000%, due 7/1/19	127	135
#G11596, 5.500%, due 8/1/19	107	116
#G11605, 5.500%, due 9/1/19	53	58
#B17142, 4.500%, due 11/1/19	799	854
#G11697, 5.500%, due 4/1/20	855	928
#J02537, 5.000%, due 9/1/20	83	89
#G11836, 5.500%, due 12/1/20	26	28
#G12113, 5.500%, due 5/1/21	249	272
#E02322, 5.500%, due 5/1/22	56	61
#J06484, 5.500%, due 11/1/22	396	431
#J06871, 5.500%, due 1/1/23	150	160
#J08703, 5.500%, due 9/1/23	77	84
#J10351, 4.000%, due 7/1/24	246	263
#C00351, 8.000%, due 7/1/24	84	98
#J10600, 4.000%, due 8/1/24	16	17
#G13695, 4.000%, due 9/1/24	1,139	1,215
#G00363, 8.000%, due 6/1/25	124	141
#J12853, 4.000%, due 8/1/25	169	181
#C80329, 8.000%, due 8/1/25	24	28
#J13022, 4.000%, due 9/1/25	1,985	2,119
#J14491, 4.000%, due 2/1/26	5,755	6,142
#G14150, 4.500%, due 4/1/26	2,693	2,893
#E02912, 5.000%, due 6/1/26	760	820
#J16051, 4.500%, due 7/1/26	3,426	3,682
#G04053, 5.500%, due 3/1/38	2,079	2,314
#G04424, 6.000%, due 6/1/38	146	164
#G04778, 6.000%, due 7/1/38	163	184
#A81372, 6.000%, due 8/1/38	65	72
#G04544, 6.000%, due 8/1/38	775	867
#G04687, 6.000%, due 9/1/38	200	225
#G04745, 6.000%, due 9/1/38	100	112
#A81799, 6.500%, due 9/1/38	569	648
#G06964, 5.500%, due 11/1/38	3,552	3,984
#G05723, 6.500%, due 11/1/38	2,808	3,191
#A92646, 5.500%, due 6/1/40	410	457
#G06017, 5.500%, due 6/1/40	2,020	2,247
#4122, Tranche FP, 0.555%, due 10/15/42, VRN	1,224	1,215
Total FHLMC Mortgage Obligations		37,027
Federal National Mortgage Association (FNMA)—47.7%
#671025, 5.000%, due 1/1/18	52	55

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#678938, 5.500%, due 2/1/18	$17	$19
#683100, 5.500%, due 2/1/18	219	233
#695838, 5.500%, due 4/1/18	53	56
#697593, 5.000%, due 5/1/18	134	142
#704049, 5.500%, due 5/1/18	560	598
#735357, 5.500%, due 5/1/18	715	767
#656573, 5.000%, due 6/1/18	126	134
#709848, 5.000%, due 6/1/18	118	126
#728715, 5.000%, due 7/1/18	223	238
#735003, 5.500%, due 7/1/18	758	813
#711991, 5.000%, due 8/1/18	115	123
#257378, 5.000%, due 9/1/18	25	27
#743183, 5.000%, due 10/1/18	51	54
#749596, 5.000%, due 11/1/18	188	200
#753866, 6.000%, due 12/1/18	251	266
#761246, 5.000%, due 1/1/19	258	276
#761267, 4.500%, due 2/1/19	439	466
#766059, 5.500%, due 2/1/19	197	212
#766276, 5.000%, due 3/1/19	454	486
#742086, 4.500%, due 4/1/19	1,777	1,887
#779363, 5.000%, due 6/1/19	52	55
#785259, 5.000%, due 8/1/19	221	235
#761489, 5.500%, due 9/1/19	132	142
#788424, 5.500%, due 9/1/19	75	80
#725953, 5.000%, due 10/1/19	69	73
#745877, 5.000%, due 1/1/20	155	168
#357865, 5.000%, due 7/1/20	147	158
#357978, 5.000%, due 9/1/20	168	181
#745735, 5.000%, due 3/1/21	504	542
#879607, 5.500%, due 4/1/21	85	93
#831497, 6.000%, due 4/1/21	294	318
#831525, 5.500%, due 6/1/21	103	112
#880993, 6.000%, due 1/1/22	21	23
#972934, 5.500%, due 2/1/23	256	278
#889342, 5.000%, due 3/1/23	109	117
#982878, 4.500%, due 5/1/23	359	387
#555734, 5.000%, due 7/1/23	698	765
#254908, 5.000%, due 9/1/23	42	45
#AE0011, 5.500%, due 9/1/23	134	146
#747339, 5.500%, due 10/1/23	352	395
#255165, 4.500%, due 3/1/24	68	73
#934808, 4.500%, due 3/1/24	177	191
#AA4519, 4.500%, due 3/1/24	1,345	1,450
#AA2922, 4.000%, due 4/1/24	738	790
#AA5028, 4.500%, due 4/1/24	264	284
#931299, 4.500%, due 6/1/24	1,017	1,097
#190988, 9.000%, due 6/1/24	111	123
#993231, 4.000%, due 7/1/24	1,064	1,140
#AC3674, 4.500%, due 10/1/24	1,336	1,441
#AC5410, 4.500%, due 10/1/24	511	549
#AC5124, 4.000%, due 11/1/24	901	966

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#AC6600, 4.500%, due 11/1/24		$73	$79
#AC6257, 4.000%, due 12/1/24		3,413	3,656
#AC8857, 4.500%, due 12/1/24		56	60
#AC9560, 5.000%, due 1/1/25		3,066	3,322
#AL3422, 5.000%, due 1/1/25		1,180	1,320
#AD4073, 4.000%, due 5/1/25		131	140
#935995, 4.000%, due 6/1/25		160	171
#AD4677, 4.000%, due 6/1/25		1,592	1,705
#AE1176, 4.000%, due 8/1/25		557	591
#AB1459, 4.000%, due 9/1/25		363	388
#AH2671, 4.000%, due 1/1/26		1,458	1,562
#AI4856, 4.500%, due 6/1/26		2,726	2,941
#AI4872, 4.500%, due 6/1/26		31	34
#AL2851, 4.000%, due 8/1/26		3,374	3,614
#AK7384, 4.000%, due 3/1/27		3,053	3,272
#AB4818, 4.000%, due 4/1/27		2,314	2,479
#AL2590, 4.000%, due 7/1/27		5,564	5,959
#809926, 5.500%, due 2/1/35		168	188
#829306, 6.000%, due 9/1/35		75	85
#886762, 7.000%, due 9/1/36		775	890
#831926, 6.000%, due 12/1/36		1,087	1,220
#928574, 6.000%, due 7/1/37		137	152
#948637, 6.500%, due 8/1/37		1,175	1,318
#889385, 6.000%, due 2/1/38		1,138	1,287
#975649, 6.000%, due 7/1/38		241	269
#889987, 5.500%, due 8/1/38		156	176
#AA8706, 5.500%, due 6/1/39		4,319	4,938
#AC0505, 5.500%, due 9/1/39		1,169	1,320
#AC3270, 5.500%, due 9/1/39		2,701	3,087
#AD3360, 5.500%, due 5/1/40		3,768	4,243
#AD8810, 5.500%, due 6/1/40		1,375	1,535
#AB1200, 5.500%, due 7/1/40		88	99
#AL0913, 6.000%, due 7/1/41		4,069	4,546
Total FNMA Mortgage Obligations			76,241
Asset-Backed Securities—21.5%
Hertz Vehicle Financing LLC—144A, 2009-2A, Tranche A2, 5.290%, 3/25/16	Aaa	2,950	3,055
CNH Equipment Trust, 2010-C, Tranche A4, 1.750%, 5/16/16	AAA	34	34
Avis Budget Rental Car Funding AESOP LLC—144A, 2010-3A, Tranche A, 4.640%, 5/20/16	Aaa	1,400	1,451
Citibank Credit Card Issuance Trust, 2002-A4, Tranche A4, 0.406%, 6/7/16, VRN	AAA	1,033	1,033
Centre Point Funding LLC—144A, 2010-1A, Tranche 1, 5.430%, 7/20/16	A2	1,278	1,315

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Asset-Backed Securities—(continued)
CNH Equipment Trust, 2011-B, Tranche A3, 0.910%, 8/15/16	AAA	$328	$328
Bank of America Credit Card Trust, 2007-A6, Tranche A6, 0.215%, 9/15/16, VRN	AAA	386	386
Ford Credit Floorplan Master Owner Trust A—144A, 2010-3, Tranche A2, 1.855%, 2/15/17, VRN	AAA	2,000	2,027
GE Dealer Floorplan Master Note Trust, 2012-1, Tranche A, 0.727%, 2/20/17, VRN	Aaa	2,010	2,016
Bank of America Credit Card Trust, 2007-A15, Tranche A15, 0.505%, 4/17/17, VRN	AAA	200	200
Chase Issuance Trust, 2008-A8, Tranche A8, 1.355%, 5/15/17, VRN	AAA	3,000	3,035
Nissan Master Owner Trust, 2012-A, Tranche A, 0.625%, 5/15/17, VRN	Aaa	2,196	2,203
Citibank Credit Card Issuance Trust, 2008-A6, Tranche A6, 1.357%, 5/22/17, VRN	AAA	200	203
Ally Master Owner Trust, 2010-4, Tranche A, 1.225%, 8/15/17, VRN	Aaa	125	126
GE Dealer Floorplan Master Note Trust, 2012-4, Tranche A, 0.597%, 10/20/17, VRN	Aaa	2,000	2,006
Ford Credit Floorplan Master Owner Trust A, 2013-1, Tranche A2, 0.535%, 1/15/18, VRN	AAA	1,900	1,903
Discover Card Execution Note Trust, 2010-A2, Tranche A2, 0.735%, 3/15/18, VRN	AAA	350	352
Citibank Omni Master Trust—144A, 2009-A14A, Tranche A14, 2.905%, 8/15/18, VRN	Aaa	2,000	2,020
Bank of America Credit Card Trust, 2007-A11, Tranche A11, 0.225%, 12/15/19, VRN	AAA	75	75
Capital One Multi-Asset Execution Trust, 2007-A2, Tranche A2, 0.235%, 12/16/19, VRN	AAA	215	214
American Express Credit Account Secured Note Trust, 2012-4, Tranche A, 0.395%, 5/15/20, VRN	AAA	2,200	2,197
SLM Student Loan Trust, 2002-1, Tranche B, 0.709%, 1/25/21, VRN	Aaa	4,191	4,186
BA Credit Card Trust, 2014-A1, Tranche A, 0.535%, 6/15/21, VRN	AAA	1,000	1,003
MBNA Credit Card Master Note Trust, 2004-A3, Tranche A3, 0.415%, 8/16/21, VRN	AAA	475	472
SLM Private Education Loan Trust—144A, 2011-A, Tranche A3, 2.655%, 1/15/43, VRN	AAA	2,250	2,391
Total Asset-Backed Securities			34,231
Corporate Obligations—5.2%
General Electric Capital Corporation, 1.083%, due 5/28/15, VRN	AA+	500	505
International Business Machines Corporation, 0.304%, due 2/5/16, VRN	AA-	1,300	1,301

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount/ Contracts	Value
Corporate Obligations—(continued)
AT&T, Inc., 0.619%, due 2/12/16, VRN	A	$1,000	$1,002
Bank of America Corporation, 1.054%, due 3/22/16, VRN	A	1,000	1,007
Capital One NA, 0.684%, due 3/22/16, VRN	A3	1,000	1,002
The Goldman Sachs Group, Inc., 0.684%, due 3/22/16, VRN	A	1,000	998
Verizon Communications, Inc., 1.763%, due 9/15/16, VRN	A-	1,000	1,029
Nissan Motor Acceptance Corp.—144A, 0.786%, due 3/3/17, VRN	A3	1,500	1,504
Total Corporate Obligations			8,348
Total Long-Term Investments—98.1% (cost $157,758)			156,632
Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 3/31/14, due 4/1/14, repurchase price $2,686, collateralized by U.S. Treasury Note, 0.625%, due 9/30/17		2,686	2,686
Total Repurchase Agreement—1.7% (cost $2,686)			2,686
Purchased Option—0.0%
Eurodollar Future, September 2015, Strike $98, Put		300	53
Total Purchased Option—0.0% (cost $121)			53
Total Investments in Securities—99.8% (cost $160,565)			159,371
Securities Sold, Not Yet Purchased—(3.3)%
U.S. Government and U.S. Government Agency—(3.3)%
Federal National Mortgage Association (FNMA)—(3.3)%
TBA, 3.500%, due 4/1/29		$(5,000)	(5,244)
Total Securities Sold, Not Yet Purchased—(3.3)% (proceeds $5,255)			(5,244)
Cash and other assets, less liabilities—3.5%			5,560
Net assets—100.0%			$159,687

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by either Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc.

The obligations of certain U.S. Government-sponsored securities are neither issued nor guaranteed by the U.S. Treasury.

VRN = Variable Rate Note

See accompanying Notes to Portfolio of Investments.

Ready Reserves Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Amortized Cost
U.S. Government and U.S. Government Agency—4.7%
Federal Home Loan Bank (FHLB)—1.0%
Federal Home Loan Bank, 0.375%—2.500%, 6/12/14—6/13/14	$13,640	$13,688
Federal Home Loan Mortgage Corp. (FHLMC)—1.2%
Federal Home Loan Mortgage Corporation, 0.030%—1.000%, 4/7/14—7/30/14	16,023	16,050
Federal National Mortgage Association (FNMA)—0.3%
Federal National Mortgage Association, 1.125%—2.625%, 6/27/14—11/20/14	3,238	3,272
U.S. Treasury—2.2%
U.S. Treasury Bill, 0.043%—0.057%, 4/3/14—4/17/14	30,000	29,999
Corporate Notes—4.7%
American Honda Finance Corp.—144A, 0.364%, 4/8/14, VRN	6,100	6,100
Caterpillar Financial Services Corporation, 1.125%—1.375%, 5/20/14—12/15/14	4,972	4,991
Deere & Co., 6.950%, 4/25/14	3,500	3,516
General Electric Capital Corporation, 0.493%—0.866%, 6/2/14—9/15/14, VRN	5,600	5,607
General Electric Capital Corporation, 2.150%—5.900%, 5/13/14—1/9/15	20,890	21,148
International Business Machines Corporation, 1.250%, 5/12/14	10,790	10,802
John Deere Capital Corporation, 0.403%, 6/16/14, VRN	1,010	1,010
John Deere Capital Corporation, 1.250%, 12/2/14	1,060	1,067
Toyota Motor Credit Corporation, 0.406%, 12/5/14, VRN	3,000	3,004
Wal-Mart Stores, Inc., 1.625%, 4/15/14	5,577	5,580
Total Corporate Notes		62,825
Commercial Paper—68.8%
Abbot Laboratories, 0.080%—0.100%, 4/4/14—6/13/14	42,240	42,234
American Honda Finance Corporation, 0.050%—0.110%, 4/7/14—5/23/14	42,000	41,999

See accompanying Notes to Portfolio of Investments.

Ready Reserves Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Amortized Cost
Commercial Paper—(continued)
Caterpillar Financial Services Corporation, 0.080%—0.100%, 4/15/14—5/27/14	$20,000	$19,998
Chariot Funding L.L.C., 0.050%, 4/1/14	24,784	24,784
Chevron Corporation, 0.040%—0.080%, 4/1/14—5/5/14	34,100	34,100
Coca-Cola Co. (The), 0.080%—0.110%, 5/15/14—6/18/14	20,540	20,536
ConocoPhillips Qatar Funding, Ltd., 0.060%—0.110%, 4/7/14—5/7/14	44,658	44,656
Dover Corporation, 0.050%, 4/1/14	15,000	15,000
General Electric Capital Corporation, 0.050%, 4/11/14—4/14/14	25,000	25,000
Govco L.L.C., 0.110%—0.140%, 4/21/14—4/23/14	26,945	26,943
Illinois Tool Works, Inc., 0.070%—0.080%, 4/9/14—4/14/14	47,000	47,000
International Business Machines Corporation, 0.050%—0.070%, 4/11/14—5/13/14	36,000	35,998
John Deere Capital Corp., 0.050%—0.080%, 4/1/14—4/8/14	34,570	34,570
John Deere Credit, Ltd., 0.080%, 4/16/14	5,700	5,700
Johnson & Johnson, 0.040%—0.050%, 4/8/14—5/6/14	21,000	21,000
Kimberly-Clark Worldwide, Inc., 0.050%—0.060%, 4/7/14—4/21/14	19,000	19,000
Merck & Co., Inc., 0.060%—0.080%, 4/22/14—5/27/14	31,000	30,997
Nestle Capital Corporation, 0.090%—0.100%, 6/4/14—7/10/14	20,000	19,995
PACCAR Financial Corporation, 0.050%—0.100%, 4/2/14—4/30/14	49,050	49,050
Pfizer, Inc., 0.070%—0.080%, 5/14/14—6/10/14	34,000	33,996
Praxair, Inc., 0.070%, 4/10/14	5,000	5,000
Private Export Funding Corporation, 0.050%—0.220%, 4/7/14—8/18/14	34,000	33,990
Procter & Gamble Co., 0.080%—0.100%, 4/7/14—6/18/14	29,100	29,096
Roche Holdings, Inc., 0.050%—0.080%, 4/3/14—5/13/14	51,000	50,999
Shell International Finance BV, 0.030%—0.070%, 4/1/14—4/23/14	20,000	20,000
Toyota Credit de Puerto Rico Corporation, 0.050%—0.110%, 4/1/14—5/20/14	43,000	42,997
Toyota Motor Credit Corporation, 0.060%, 4/14/14	7,000	7,000
Unilever Capital Corporation, 0.040%—0.050%, 4/4/14—4/10/14	33,200	33,200

See accompanying Notes to Portfolio of Investments.

Ready Reserves Fund

Portfolio of Investments, March 31, 2014 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Amortized Cost
Commercial Paper—(continued)
USAA Capital Corporation, 0.050%, 4/1/14—4/2/14	$45,000	$45,000
Wal-Mart Stores, Inc., 0.050%—0.070%, 4/7/14—4/28/14	33,000	32,999
Walt Disney Co. (The), 0.040%—0.100%, 4/1/14—5/22/14	27,684	27,682
Total Commercial Paper		920,519
Repurchase Agreements—21.7%
Bank of America, 0.070% dated 3/31/14, due 4/1/14, repurchase price $65,000, collateralized by FNMA, 2.499%-3.073%, due 6/1/42-8/1/42	65,000	65,000
Fixed Income Clearing Corporation, 0.000% dated 3/31/14, due 4/1/14, repurchase price $161,122, collateralized by U.S. Treasury Note, 0.075%, due 1/31/16	161,122	161,122
Goldman Sachs, 0.080% dated 3/31/14, due 4/1/14, repurchase price $65,000, collateralized by FNMA, 3.500%-4.000%, due 3/1/26-5/1/42	65,000	65,000
Total Repurchase Agreements		291,122
Total Investments—99.9% (cost $1,337,475)		1,337,475
Cash and other assets, less liabilities—0.1%		727
Net assets—100.0%		$1,338,202
Portfolio Weighted Average Maturity		23 days

See accompanying Notes to Portfolio of Investments.

Notes to Portfolios of Investments

(1) Significant Accounting Policies

(a) Description of the Trust

William Blair Funds (the “Trust”) is a mutual fund registered under the Investment Company Act of 1940 (“the 1940 Act”), as amended, as an open-end management investment company. The Trust currently consists of the following twenty-six funds (the “Funds”), each with its own investment objectives and policies. For each Fund, the number of shares authorized is unlimited.

Domestic Equity Funds	International Equity Funds
Growth	International Leaders
Large Cap Growth	International Equity
Large Cap Value	Institutional International Equity
Mid Cap Growth	International Growth
Mid Cap Value	Institutional International Growth
Small-Mid Cap Growth	International Small Cap Growth
Small-Mid Cap Value	Emerging Markets Leaders
Small Cap Growth	Emerging Markets Growth
Small Cap Value	Emerging Markets Small Cap Growth

Global Equity Funds	Fixed Income Funds
Global Leaders	Bond
Global Small Cap Growth	Income
Low Duration

Multi-Asset and Alternative Funds	Money Market Fund
Macro Allocation	Ready Reserves
Commodity Strategy Long/Short

The Macro Allocation Fund and the Commodity Strategy Long/Short Fund have a fiscal year-end of October 31, and issue a separate report.

The investment objectives of the Funds are as follows:

Domestic Equity	Long-term capital appreciation.
Global Equity	Long-term capital appreciation.
International Equity	Long-term capital appreciation.
Fixed-Income	High level of current income with relative stability of principal. (Maximize total return—Low Duration).
Money Market	Current income, a stable share price and daily liquidity.
1

(b) Investment Valuation

The market value of domestic equity securities, including exchange-traded funds, is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the mean between the last reported bid and ask prices.

The value of foreign equity securities is generally determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market as of the close of the appropriate exchange or, if there have been no sales during that day, at the mean between the last reported bid and ask prices. The Board of Trustees has determined that the passage of time between when the foreign exchanges or markets close and when the Funds compute their net asset values could cause the value of foreign equity securities to no longer be representative or accurate and, as a result, may necessitate that such securities be fair valued. Accordingly, for foreign equity securities, the Funds may use an independent pricing service to fair value price the security as of the close of regular trading on the NYSE. As a result, a Fund’s value for a security may be different from the last sale price (or the mean between the last reported bid and ask prices).

Fixed-income securities are generally valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the market value of a security at a particular point in time. The pricing service determines evaluated prices for fixed-income securities using inputs including, but not limited to, recent transaction prices, dealer quotes, transaction prices for securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions.

Option contracts on securities, currencies and other financial instruments traded on one or more exchanges are valued at their most recent sale price on the exchange on which they are traded most extensively. Futures contracts (and options and swaps thereon) are valued at the most recent settlement price on the exchange on which they are traded most extensively. Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing currency exchange rate as supplied by an independent pricing service.

Investments in other investment funds that are not exchange-traded funds are valued at the underlying fund’s ending net asset value on the date of valuation.

Securities held in the Ready Reserves Fund are valued at amortized cost, which approximates fair value.

Securities, and other assets, for which a market price is not available or is deemed unreliable (e.g., securities affected by unusual or extraordinary events, such as natural disasters or securities affected by market or economic events, such as bankruptcy filings), or the value of which is affected by a significant valuation event, are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Valuation Procedures approved by the Board of Trustees.

The value of fair valued securities may be different from the last sale price (or the mean between the last reported bid and ask prices), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

As of March 31, 2014, there were securities held in the International Growth, Institutional International Growth, and Emerging Markets Small Cap Growth Funds requiring fair valuation pursuant to the Trust’s Valuation Procedures.

(c) Repurchase Agreements

In a repurchase agreement, a Fund buys a security at one price and at the time of sale, the seller agrees to repurchase the security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying collateral. William Blair & Company, L.L.C. (“the Adviser”) will monitor, on an ongoing basis, the value of the underlying collateral to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying collateral. The risk to a Fund is limited to the ability of the seller to pay the agreed upon sum on the delivery date. In the event of default, a repurchase agreement provides that a Fund is entitled to sell the underlying collateral. The loss, if any, to a Fund will be the difference between the proceeds from the sale and the repurchase price. However, if bankruptcy proceedings are commenced with respect to the seller of the security, disposition of the collateral by the Fund may be delayed or limited. The Funds have master repurchase agreements which allow the Funds to offset amounts owed to a counterparty with amounts owed from the same counterparty, including any collateral, in the event the counterparty defaults. As of March 31, 2014, each Fund’s outstanding repurchase agreement, if any, and related collateral, are shown on the Fund’s Portfolio of Investments. Although no definitive creditworthiness criteria are used, the Adviser reviews the creditworthiness of the banks and non-bank dealers with which a Fund enters into repurchase agreements to evaluate those risks. A Fund may, for tax purposes, deem repurchase agreements collateralized by U.S. Government securities to be investments in U.S. Government securities.

(d) TBA Securities

The Fixed Income Funds may invest in mortgage pass-through securities eligible to be sold in the “to-be announced” market (“TBAs”). TBAs provide for the forward or delayed delivery of the underlying instrument with settlement up to 180 days. The term TBA comes from the fact that the specific mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made, but rather is generally announced 48 hours before the settlement date. When a Fund sells TBAs, it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund generally has the ability to close out a TBA obligation on or before the settlement date, rather than take delivery of the security.

2

(e) Forward Foreign Currency Contracts

The Global Equity and International Equity Funds from time to time may enter into forward foreign currency contracts with the Funds’ custodian and other counterparties in an attempt to hedge against a decline in the value of foreign currency against the U.S. dollar. The Funds bear the market risk that arises from changes in foreign currency rates and bear the credit risk if the counterparty fails to perform under the contract.

There were no open forward foreign currency contracts during the period ended March 31, 2014.

(f) Options

The purchase or sale of an option by the Funds involves the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, either to purchase or sell the underlying security, commodity, or other instrument for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so the investor loses its premium. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the amount of the premium paid (which could result in a potentially unlimited loss).

(g) Income Taxes

The cost of investments for federal income tax purposes and related gross unrealized appreciation (depreciation) and net unrealized appreciation/(depreciation) at March 31, 2014 were as follows (in thousands):

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Appreciation	Net Unrealized Appreciation/ (Depreciation)
Growth	$672,315	$235,597	$(4,699)	$230,898
Large Cap Growth	39,149	10,180	(75)	10,105
Large Cap Value	4,134	1,060	(28)	1,032
Mid Cap Growth	371,790	62,332	(9,424)	52,908
Mid Cap Value	3,230	1,298	(27)	1,271
Small-Mid Cap Growth	591,508	141,585	(8,391)	133,194
Small-Mid Cap Value	2,161	693	(9)	684
Small Cap Growth	489,072	115,776	(10,752)	105,024
Small Cap Value	485,085	100,619	(1,947)	98,672
Global Leaders	134,766	23,603	(907)	22,696
Global Small Cap Growth	23,611	3,343	(443)	2,900
Internaional Leaders	59,298	9,585	(823)	8,762
International Equity	63,869	15,267	(1,194)	14,073
Institutional International Equity	23,111	4,886	(356)	4,530
International Growth	3,401,587	753,869	(34,834)	719,035
Institutional International Growth	1,951,463	408,762	(19,132)	389,630
International Small Cap Growth	799,320	159,562	(16,752)	142,810
Emerging Markets Leaders	55,936	6,277	(302)	5,975
Emerging Markets Growth	830,442	106,637	(10,369)	96,268
Emerging Markets Small Cap Growth	156,264	28,215	(1,450)	26,765
Bond	245,354	10,151	(1,618)	8,533
Income	99,811	2,309	(1,171)	1,138
Low Duration	155,311	473	(1,657)	(1,184)
Ready Reserves	1,337,475	—	—	—

3

(f) Fair Value Measurements

Fair value is defined as the price that a Fund would receive upon selling a security in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. A three-tier hierarchy of inputs is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•	Level 1—Quoted prices (unadjusted) in active markets for an identical security.

•

Level 2—Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. In addition, other observable inputs such as foreign exchange rates, benchmark securities indices and foreign futures contracts may be utilized in the valuation of certain foreign securities when significant events occur between the last sale on the foreign securities exchange and the time the net asset value of the Fund is calculated.

•

Level 3—Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Any transfers between Level 1 and Level 2 are disclosed, effective as of the beginning of the period, in the table below with the reason for the transfer disclosed in the note to the tables, if applicable.

As of March 31, 2014, the hierarchical input levels of securities in each Fund, segregated by security class or other financial instruments, are as follows (in thousands):

4

Investments in securities	Growth	Large Cap Growth	Large Cap Value	Mid Cap Growth	Mid Cap Value
Level 1 - Quoted prices
Common Stocks	$896,008	$48,198	$5,166	$415,087	$4,501
Level 2 - Other significant observable inputs
Short-Term Investments	7,205	1,056	—	9,611	—
Level 3 - Significant unobservable inputs
None	—	—	—	—	—
Total investments in securities	$903,213	$49,254	$5,166	$424,698	$4,501

Investments in securities	Small-Mid Cap Growth	Small-Mid Cap Value	Small Cap Growth	Small Cap Value	Global Leaders	Global Small Cap Growth
Level 1 - Quoted prices
Common Stocks	$704,413	$2,845	$589,356	$573,374	$147,548	$25,455
Level 2 - Other significant observable inputs
Short-Term Investments	20,289	—	4,740	10,383	9,914	1,056
Level 3 - Significant unobservable inputs
None	—	—	—	—	—	—
Total investments in securities	$724,702	$2,845	$594,096	$583,757	$157,462	$26,511

Investments in securities	International Leaders	International Equity	Institutional International Equity	International Growth	Institutional International Growth
Level 1 - Quoted prices
Common Stocks	$66,343	$75,452	$26,705	$3,993,225	$2,257,779
Preferred Stocks	—	—	—	24,550	13,826
Rights	—	—	—	753	425
Level 2 - Other significant observable inputs
Affiliated Fund	—	—	—	22,529	12,106
Short-Term Investments	1,717	2,490	936	79,497	56,922
Level 3 - Significant unobservable inputs
Common Stocks	—	—	—	68	35
Total investments in securities	$68,060	$77,942	$27,641	$4,120,622	$2,341,093

Investments in securities	International Small Cap Growth	Emerging Markets Leaders	Emerging Markets Growth	Emerging Markets Small Cap Growth
Level 1 - Quoted prices
Common Stocks	$918,915	$57,335	$856,939	$177,482
Preferred Stocks	—	2,375	29,557	—
Level 2 - Other significant observable inputs
Affiliated Fund	—	—	24,167	—
Short-Term Investments	23,215	2,201	16,047	5,547
Level 3 - Significant unobservable inputs
None	—	—	—	—
Total investments in securities	$942,130	$61,911	$926,710	$183,029

Investments in securities	Bond	Income	Low Duration	Ready Reserves*
Level 1 - Quoted Prices
Purchased Option	$52	$26	$53	$—
Level 2 - Other significant observable inputs
U.S. Government and U.S. Government Agency	115,028	58,483	114,053	63,009
Municipal Bond	1,401	—	—	—
Foreign Government Bond	2,599	1,040	—	—
Corporate Obligation/Notes	120,865	33,205	8,348	62,825
Asset-Backed Securities	10,931	7,814	34,231	—
Commercial Paper	—	—	—	920,519
Short-Term Investments	3,011	381	2,686	291,122
Level 3 - Significant unobservable inputs
None	—	—	—	—
Total investments in securities	$253,887	$100,949	$159,371	$1,337,475
Other financial instruments
Liabilities
Level 2 - Other significant observable inputs
U.S. Government and U.S. Government Agency	$—	$—	$(5,244)	$—

*	All the investments held by Ready Reserves Fund are short-term investments.

Level 1 Common Stocks are exchange traded securities with a quoted price. Typically, Level 2 Common Stocks are non-U.S. exchange traded securities with a quoted price that are fair valued by an independent pricing service approved by the Board of Trustees.

The fair value estimates for the Level 3 securities in the International Growth, Institutional International Growth, and Emerging Markets Small Cap Growth Funds were determined in good faith by the Pricing Committee, pursuant to the Valuation Procedures adopted by the Board of Trustees. There were various factors considered in reaching this fair value determination, including, but not limited to, the following: the type of security, the extent of public trading of the security, information obtained from a broker-dealer for the security, analysis of the company’s performance, and market trends that influence its performance. Level 3 securities represented 0.00%, 0.00%, and 0.00% as a percentage of Net Assets in the International Growth, Institutional International Growth, and Emerging Markets Small Cap Growth Funds, respectively.

5

Item 2. Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WILLIAM BLAIR FUNDS

By:	/s/ Michelle R. Seitz
Michelle R. Seitz President

Date: May 22, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michelle R. Seitz
Michelle R. Seitz President (Principal Executive Officer)

Date: May 22, 2014

By:	/s/ Colette M. Garavalia
Colette M. Garavalia
Treasurer (Principal Financial Officer)

Date: May 22, 2014